UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03329

Variable Insurance Products Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Value Portfolio VIP Value Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 42	0.85%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$559,664,040
Number of Holdings	111
Portfolio Turnover	76%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.5
Industrials	14.6
Health Care	12.2
Consumer Discretionary	9.8
Energy	8.0
Consumer Staples	7.5
Information Technology	6.3
Utilities	4.9
Communication Services	4.8
Real Estate	4.7
Materials	4.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.4
Canada - 4.2
United Kingdom - 1.1
Puerto Rico - 1.0
Hong Kong - 0.7
Portugal - 0.7
Switzerland - 0.5
Spain - 0.4

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	3.0
Exxon Mobil Corp	2.5
Alphabet Inc Class A	2.1
CVS Health Corp	2.0
Travelers Companies Inc/The	1.8
GSK PLC ADR	1.7
East West Bancorp Inc	1.7
Apollo Global Management Inc	1.6
First Citizens BancShares Inc/NC Class A	1.5
Molina Healthcare Inc	1.4
19.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915954.101    904-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Value Portfolio VIP Value Portfolio Service Class

This semi-annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 35	0.70%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$559,664,040
Number of Holdings	111
Portfolio Turnover	76%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.5
Industrials	14.6
Health Care	12.2
Consumer Discretionary	9.8
Energy	8.0
Consumer Staples	7.5
Information Technology	6.3
Utilities	4.9
Communication Services	4.8
Real Estate	4.7
Materials	4.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.4
Canada - 4.2
United Kingdom - 1.1
Puerto Rico - 1.0
Hong Kong - 0.7
Portugal - 0.7
Switzerland - 0.5
Spain - 0.4

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	3.0
Exxon Mobil Corp	2.5
Alphabet Inc Class A	2.1
CVS Health Corp	2.0
Travelers Companies Inc/The	1.8
GSK PLC ADR	1.7
East West Bancorp Inc	1.7
Apollo Global Management Inc	1.6
First Citizens BancShares Inc/NC Class A	1.5
Molina Healthcare Inc	1.4
19.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915953.101    900-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Value Portfolio VIP Value Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 34	0.68%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$559,664,040
Number of Holdings	111
Portfolio Turnover	76%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.5
Industrials	14.6
Health Care	12.2
Consumer Discretionary	9.8
Energy	8.0
Consumer Staples	7.5
Information Technology	6.3
Utilities	4.9
Communication Services	4.8
Real Estate	4.7
Materials	4.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.4
Canada - 4.2
United Kingdom - 1.1
Puerto Rico - 1.0
Hong Kong - 0.7
Portugal - 0.7
Switzerland - 0.5
Spain - 0.4

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	3.0
Exxon Mobil Corp	2.5
Alphabet Inc Class A	2.1
CVS Health Corp	2.0
Travelers Companies Inc/The	1.8
GSK PLC ADR	1.7
East West Bancorp Inc	1.7
Apollo Global Management Inc	1.6
First Citizens BancShares Inc/NC Class A	1.5
Molina Healthcare Inc	1.4
19.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915951.101    1456-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Value Portfolio VIP Value Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 30	0.60%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$559,664,040
Number of Holdings	111
Portfolio Turnover	76%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.5
Industrials	14.6
Health Care	12.2
Consumer Discretionary	9.8
Energy	8.0
Consumer Staples	7.5
Information Technology	6.3
Utilities	4.9
Communication Services	4.8
Real Estate	4.7
Materials	4.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.4
Canada - 4.2
United Kingdom - 1.1
Puerto Rico - 1.0
Hong Kong - 0.7
Portugal - 0.7
Switzerland - 0.5
Spain - 0.4

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	3.0
Exxon Mobil Corp	2.5
Alphabet Inc Class A	2.1
CVS Health Corp	2.0
Travelers Companies Inc/The	1.8
GSK PLC ADR	1.7
East West Bancorp Inc	1.7
Apollo Global Management Inc	1.6
First Citizens BancShares Inc/NC Class A	1.5
Molina Healthcare Inc	1.4
19.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915952.101    898-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Stock Selector Portfolio VIP Stock Selector Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Stock Selector Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 35	0.69%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$4,276,900,478
Number of Holdings	319
Portfolio Turnover	70%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.8
Financials	13.9
Communication Services	10.5
Consumer Discretionary	10.2
Health Care	9.2
Industrials	8.6
Consumer Staples	5.5
Energy	3.1
Utilities	2.2
Real Estate	2.0
Materials	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Preferred Stocks - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.5
Canada - 1.4
Taiwan - 0.8
Netherlands - 0.7
United Kingdom - 0.7
Puerto Rico - 0.3
Ireland - 0.3
Korea (South) - 0.2
Spain - 0.2
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	8.3
NVIDIA Corp	8.1
Apple Inc	6.7
Amazon.com Inc	4.7
Alphabet Inc Class A	4.5
Meta Platforms Inc Class A	3.5
Broadcom Inc	2.0
Tesla Inc	1.4
Exxon Mobil Corp	1.4
Cisco Systems Inc	1.3
41.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916203.101    6429-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Stock Selector Portfolio VIP Stock Selector Portfolio Service Class

This semi-annual shareholder report contains information about VIP Stock Selector Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 28	0.54%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$4,276,900,478
Number of Holdings	319
Portfolio Turnover	70%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.8
Financials	13.9
Communication Services	10.5
Consumer Discretionary	10.2
Health Care	9.2
Industrials	8.6
Consumer Staples	5.5
Energy	3.1
Utilities	2.2
Real Estate	2.0
Materials	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Preferred Stocks - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.5
Canada - 1.4
Taiwan - 0.8
Netherlands - 0.7
United Kingdom - 0.7
Puerto Rico - 0.3
Ireland - 0.3
Korea (South) - 0.2
Spain - 0.2
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	8.3
NVIDIA Corp	8.1
Apple Inc	6.7
Amazon.com Inc	4.7
Alphabet Inc Class A	4.5
Meta Platforms Inc Class A	3.5
Broadcom Inc	2.0
Tesla Inc	1.4
Exxon Mobil Corp	1.4
Cisco Systems Inc	1.3
41.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916202.101    6428-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Stock Selector Portfolio VIP Stock Selector Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Stock Selector Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 26	0.52%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$4,276,900,478
Number of Holdings	319
Portfolio Turnover	70%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.8
Financials	13.9
Communication Services	10.5
Consumer Discretionary	10.2
Health Care	9.2
Industrials	8.6
Consumer Staples	5.5
Energy	3.1
Utilities	2.2
Real Estate	2.0
Materials	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Preferred Stocks - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.5
Canada - 1.4
Taiwan - 0.8
Netherlands - 0.7
United Kingdom - 0.7
Puerto Rico - 0.3
Ireland - 0.3
Korea (South) - 0.2
Spain - 0.2
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	8.3
NVIDIA Corp	8.1
Apple Inc	6.7
Amazon.com Inc	4.7
Alphabet Inc Class A	4.5
Meta Platforms Inc Class A	3.5
Broadcom Inc	2.0
Tesla Inc	1.4
Exxon Mobil Corp	1.4
Cisco Systems Inc	1.3
41.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916201.101    6427-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Stock Selector Portfolio VIP Stock Selector Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Stock Selector Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 22	0.44%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$4,276,900,478
Number of Holdings	319
Portfolio Turnover	70%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.8
Financials	13.9
Communication Services	10.5
Consumer Discretionary	10.2
Health Care	9.2
Industrials	8.6
Consumer Staples	5.5
Energy	3.1
Utilities	2.2
Real Estate	2.0
Materials	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Preferred Stocks - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.5
Canada - 1.4
Taiwan - 0.8
Netherlands - 0.7
United Kingdom - 0.7
Puerto Rico - 0.3
Ireland - 0.3
Korea (South) - 0.2
Spain - 0.2
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	8.3
NVIDIA Corp	8.1
Apple Inc	6.7
Amazon.com Inc	4.7
Alphabet Inc Class A	4.5
Meta Platforms Inc Class A	3.5
Broadcom Inc	2.0
Tesla Inc	1.4
Exxon Mobil Corp	1.4
Cisco Systems Inc	1.3
41.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916200.101    6426-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Overseas Portfolio VIP Overseas Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 53	0.98%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$2,244,593,046
Number of Holdings	85
Portfolio Turnover	50%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	29.0
Industrials	27.9
Information Technology	12.4
Materials	7.6
Communication Services	7.6
Health Care	6.6
Consumer Discretionary	6.0
Consumer Staples	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United Kingdom - 17.4
United States - 16.0
Japan - 15.1
Germany - 13.5
France - 10.5
Netherlands - 5.5
Italy - 4.7
Spain - 4.0
Denmark - 2.7
Others - 10.6

TOP HOLDINGS (% of Fund's net assets)
SAP SE	3.4
Hitachi Ltd	2.6
Safran SA	2.5
Rolls-Royce Holdings PLC	2.5
RELX PLC	2.3
Schneider Electric SE	2.3
Banco Santander SA	2.3
Tokio Marine Holdings Inc	2.2
UniCredit SpA	2.2
Deutsche Telekom AG	2.1
24.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915990.101    362-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Overseas Portfolio VIP Overseas Portfolio Service Class

This semi-annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 45	0.83%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$2,244,593,046
Number of Holdings	85
Portfolio Turnover	50%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	29.0
Industrials	27.9
Information Technology	12.4
Materials	7.6
Communication Services	7.6
Health Care	6.6
Consumer Discretionary	6.0
Consumer Staples	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United Kingdom - 17.4
United States - 16.0
Japan - 15.1
Germany - 13.5
France - 10.5
Netherlands - 5.5
Italy - 4.7
Spain - 4.0
Denmark - 2.7
Others - 10.6

TOP HOLDINGS (% of Fund's net assets)
SAP SE	3.4
Hitachi Ltd	2.6
Safran SA	2.5
Rolls-Royce Holdings PLC	2.5
RELX PLC	2.3
Schneider Electric SE	2.3
Banco Santander SA	2.3
Tokio Marine Holdings Inc	2.2
UniCredit SpA	2.2
Deutsche Telekom AG	2.1
24.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915991.101    495-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Overseas Portfolio VIP Overseas Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 44	0.80%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$2,244,593,046
Number of Holdings	85
Portfolio Turnover	50%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	29.0
Industrials	27.9
Information Technology	12.4
Materials	7.6
Communication Services	7.6
Health Care	6.6
Consumer Discretionary	6.0
Consumer Staples	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United Kingdom - 17.4
United States - 16.0
Japan - 15.1
Germany - 13.5
France - 10.5
Netherlands - 5.5
Italy - 4.7
Spain - 4.0
Denmark - 2.7
Others - 10.6

TOP HOLDINGS (% of Fund's net assets)
SAP SE	3.4
Hitachi Ltd	2.6
Safran SA	2.5
Rolls-Royce Holdings PLC	2.5
RELX PLC	2.3
Schneider Electric SE	2.3
Banco Santander SA	2.3
Tokio Marine Holdings Inc	2.2
UniCredit SpA	2.2
Deutsche Telekom AG	2.1
24.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915988.101    1472-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Overseas Portfolio VIP Overseas Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 40	0.73%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$2,244,593,046
Number of Holdings	85
Portfolio Turnover	50%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	29.0
Industrials	27.9
Information Technology	12.4
Materials	7.6
Communication Services	7.6
Health Care	6.6
Consumer Discretionary	6.0
Consumer Staples	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United Kingdom - 17.4
United States - 16.0
Japan - 15.1
Germany - 13.5
France - 10.5
Netherlands - 5.5
Italy - 4.7
Spain - 4.0
Denmark - 2.7
Others - 10.6

TOP HOLDINGS (% of Fund's net assets)
SAP SE	3.4
Hitachi Ltd	2.6
Safran SA	2.5
Rolls-Royce Holdings PLC	2.5
RELX PLC	2.3
Schneider Electric SE	2.3
Banco Santander SA	2.3
Tokio Marine Holdings Inc	2.2
UniCredit SpA	2.2
Deutsche Telekom AG	2.1
24.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915989.101    154-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP High Income Portfolio VIP High Income Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 46	0.90%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$792,911,867
Number of Holdings	763
Portfolio Turnover	99%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

BBB - 2.4
BB - 33.0
B - 38.4
CCC,CC,C - 15.6
Not Rated - 3.8
Equities - 4.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 80.5
Bank Loan Obligations - 9.2
Common Stocks - 2.8
Preferred Securities - 2.5
Alternative Funds - 1.7
Asset-Backed Securities - 0.6
CMOs and Other Mortgage Related Securities - 0.4
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.6
Canada - 3.0
United Kingdom - 2.1
France - 1.9
Ireland - 0.8
Grand Cayman (UK Overseas Ter) - 0.7
Israel - 0.6
Switzerland - 0.6
Panama - 0.5
Others - 5.2

TOP HOLDINGS (% of Fund's net assets)
Mesquite Energy Inc	2.1
Fidelity Private Credit Company LLC	1.7
Altice France SA	1.4
TransDigm Inc	1.3
CCO Holdings LLC / CCO Holdings Capital Corp	1.2
EchoStar Corp	1.0
Level 3 Financing Inc	1.0
1261229 BC Ltd	1.0
Carnival Corp	1.0
CHS/Community Health Systems Inc	0.8
12.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915945.101    358-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP High Income Portfolio VIP High Income Portfolio Service Class

This semi-annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 38	0.74%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$792,911,867
Number of Holdings	763
Portfolio Turnover	99%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

BBB - 2.4
BB - 33.0
B - 38.4
CCC,CC,C - 15.6
Not Rated - 3.8
Equities - 4.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 80.5
Bank Loan Obligations - 9.2
Common Stocks - 2.8
Preferred Securities - 2.5
Alternative Funds - 1.7
Asset-Backed Securities - 0.6
CMOs and Other Mortgage Related Securities - 0.4
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.6
Canada - 3.0
United Kingdom - 2.1
France - 1.9
Ireland - 0.8
Grand Cayman (UK Overseas Ter) - 0.7
Israel - 0.6
Switzerland - 0.6
Panama - 0.5
Others - 5.2

TOP HOLDINGS (% of Fund's net assets)
Mesquite Energy Inc	2.1
Fidelity Private Credit Company LLC	1.7
Altice France SA	1.4
TransDigm Inc	1.3
CCO Holdings LLC / CCO Holdings Capital Corp	1.2
EchoStar Corp	1.0
Level 3 Financing Inc	1.0
1261229 BC Ltd	1.0
Carnival Corp	1.0
CHS/Community Health Systems Inc	0.8
12.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915946.101    492-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP High Income Portfolio VIP High Income Portfolio Investor Class

This semi-annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 35	0.68%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$792,911,867
Number of Holdings	763
Portfolio Turnover	99%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

BBB - 2.4
BB - 33.0
B - 38.4
CCC,CC,C - 15.6
Not Rated - 3.8
Equities - 4.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 80.5
Bank Loan Obligations - 9.2
Common Stocks - 2.8
Preferred Securities - 2.5
Alternative Funds - 1.7
Asset-Backed Securities - 0.6
CMOs and Other Mortgage Related Securities - 0.4
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.6
Canada - 3.0
United Kingdom - 2.1
France - 1.9
Ireland - 0.8
Grand Cayman (UK Overseas Ter) - 0.7
Israel - 0.6
Switzerland - 0.6
Panama - 0.5
Others - 5.2

TOP HOLDINGS (% of Fund's net assets)
Mesquite Energy Inc	2.1
Fidelity Private Credit Company LLC	1.7
Altice France SA	1.4
TransDigm Inc	1.3
CCO Holdings LLC / CCO Holdings Capital Corp	1.2
EchoStar Corp	1.0
Level 3 Financing Inc	1.0
1261229 BC Ltd	1.0
Carnival Corp	1.0
CHS/Community Health Systems Inc	0.8
12.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915943.101    1454-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP High Income Portfolio VIP High Income Portfolio Initial Class

This semi-annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 33	0.64%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$792,911,867
Number of Holdings	763
Portfolio Turnover	99%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

BBB - 2.4
BB - 33.0
B - 38.4
CCC,CC,C - 15.6
Not Rated - 3.8
Equities - 4.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 80.5
Bank Loan Obligations - 9.2
Common Stocks - 2.8
Preferred Securities - 2.5
Alternative Funds - 1.7
Asset-Backed Securities - 0.6
CMOs and Other Mortgage Related Securities - 0.4
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.6
Canada - 3.0
United Kingdom - 2.1
France - 1.9
Ireland - 0.8
Grand Cayman (UK Overseas Ter) - 0.7
Israel - 0.6
Switzerland - 0.6
Panama - 0.5
Others - 5.2

TOP HOLDINGS (% of Fund's net assets)
Mesquite Energy Inc	2.1
Fidelity Private Credit Company LLC	1.7
Altice France SA	1.4
TransDigm Inc	1.3
CCO Holdings LLC / CCO Holdings Capital Corp	1.2
EchoStar Corp	1.0
Level 3 Financing Inc	1.0
1261229 BC Ltd	1.0
Carnival Corp	1.0
CHS/Community Health Systems Inc	0.8
12.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915944.101    152-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Growth Portfolio VIP Growth Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 41	0.80%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$11,140,500,815
Number of Holdings	146
Portfolio Turnover	50%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.1
Consumer Discretionary	18.7
Health Care	13.8
Communication Services	10.3
Financials	10.0
Industrials	8.9
Consumer Staples	2.2
Materials	2.0
Energy	1.4
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Preferred Stocks - 0.3
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.7
Taiwan - 2.6
China - 2.0
Brazil - 1.6
Canada - 1.3
Israel - 1.0
Netherlands - 0.7
Belgium - 0.6
United Kingdom - 0.6
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	11.7
Amazon.com Inc	10.9
Microsoft Corp	5.9
Alphabet Inc Class A	4.7
Apple Inc	3.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.5
Mastercard Inc Class A	2.5
Eli Lilly & Co	2.4
Meta Platforms Inc Class A	2.4
Visa Inc Class A	2.4
49.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915986.101    357-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Growth Portfolio VIP Growth Portfolio Service Class

This semi-annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 33	0.65%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$11,140,500,815
Number of Holdings	146
Portfolio Turnover	50%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.1
Consumer Discretionary	18.7
Health Care	13.8
Communication Services	10.3
Financials	10.0
Industrials	8.9
Consumer Staples	2.2
Materials	2.0
Energy	1.4
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Preferred Stocks - 0.3
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.7
Taiwan - 2.6
China - 2.0
Brazil - 1.6
Canada - 1.3
Israel - 1.0
Netherlands - 0.7
Belgium - 0.6
United Kingdom - 0.6
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	11.7
Amazon.com Inc	10.9
Microsoft Corp	5.9
Alphabet Inc Class A	4.7
Apple Inc	3.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.5
Mastercard Inc Class A	2.5
Eli Lilly & Co	2.4
Meta Platforms Inc Class A	2.4
Visa Inc Class A	2.4
49.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915987.101    472-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Growth Portfolio VIP Growth Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 32	0.63%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$11,140,500,815
Number of Holdings	146
Portfolio Turnover	50%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.1
Consumer Discretionary	18.7
Health Care	13.8
Communication Services	10.3
Financials	10.0
Industrials	8.9
Consumer Staples	2.2
Materials	2.0
Energy	1.4
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Preferred Stocks - 0.3
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.7
Taiwan - 2.6
China - 2.0
Brazil - 1.6
Canada - 1.3
Israel - 1.0
Netherlands - 0.7
Belgium - 0.6
United Kingdom - 0.6
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	11.7
Amazon.com Inc	10.9
Microsoft Corp	5.9
Alphabet Inc Class A	4.7
Apple Inc	3.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.5
Mastercard Inc Class A	2.5
Eli Lilly & Co	2.4
Meta Platforms Inc Class A	2.4
Visa Inc Class A	2.4
49.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915984.101    1453-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Growth Portfolio VIP Growth Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 28	0.55%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$11,140,500,815
Number of Holdings	146
Portfolio Turnover	50%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.1
Consumer Discretionary	18.7
Health Care	13.8
Communication Services	10.3
Financials	10.0
Industrials	8.9
Consumer Staples	2.2
Materials	2.0
Energy	1.4
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Preferred Stocks - 0.3
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.7
Taiwan - 2.6
China - 2.0
Brazil - 1.6
Canada - 1.3
Israel - 1.0
Netherlands - 0.7
Belgium - 0.6
United Kingdom - 0.6
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	11.7
Amazon.com Inc	10.9
Microsoft Corp	5.9
Alphabet Inc Class A	4.7
Apple Inc	3.9
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.5
Mastercard Inc Class A	2.5
Eli Lilly & Co	2.4
Meta Platforms Inc Class A	2.4
Visa Inc Class A	2.4
49.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915985.101    151-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Floating Rate High Income Portfolio VIP Floating Rate High Income Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Floating Rate High Income Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 35	0.70%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$422,557,103
Number of Holdings	555
Portfolio Turnover	69%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.0
BBB - 1.4
BB - 20.3
B - 58.1
CCC,CC,C - 9.2
D - 0.0
Not Rated - 4.6
Equities - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 4.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bank Loan Obligations - 89.0
Corporate Bonds - 3.7
Common Stocks - 1.0
Alternative Funds - 0.6
Asset-Backed Securities - 0.5
Preferred Securities - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 4.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.1
United Kingdom - 2.9
Canada - 1.4
France - 1.3
Netherlands - 0.7
Grand Cayman (UK Overseas Ter) - 0.6
Puerto Rico - 0.4
Luxembourg - 0.3
Sweden - 0.3
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
Asurion LLC	2.6
Great Outdoors Group LLC	2.6
Fertitta Entertainment LLC/NV	1.4
Altice France SA	1.3
Acrisure LLC	1.3
Clydesdale Acquisition Holdings Inc	1.2
MH Sub I LLC	1.2
Polaris Newco LLC	1.1
Lumen Technologies Inc	1.0
X Corp	1.0
14.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916160.101    2639-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Floating Rate High Income Portfolio VIP Floating Rate High Income Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Floating Rate High Income Portfolio for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 33	0.66%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$422,557,103
Number of Holdings	555
Portfolio Turnover	69%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.0
BBB - 1.4
BB - 20.3
B - 58.1
CCC,CC,C - 9.2
D - 0.0
Not Rated - 4.6
Equities - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 4.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bank Loan Obligations - 89.0
Corporate Bonds - 3.7
Common Stocks - 1.0
Alternative Funds - 0.6
Asset-Backed Securities - 0.5
Preferred Securities - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 4.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.1
United Kingdom - 2.9
Canada - 1.4
France - 1.3
Netherlands - 0.7
Grand Cayman (UK Overseas Ter) - 0.6
Puerto Rico - 0.4
Luxembourg - 0.3
Sweden - 0.3
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
Asurion LLC	2.6
Great Outdoors Group LLC	2.6
Fertitta Entertainment LLC/NV	1.4
Altice France SA	1.3
Acrisure LLC	1.3
Clydesdale Acquisition Holdings Inc	1.2
MH Sub I LLC	1.2
Polaris Newco LLC	1.1
Lumen Technologies Inc	1.0
X Corp	1.0
14.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916159.101    2638-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Equity-Income Portfolio℠ VIP Equity-Income Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 37	0.72%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$6,435,124,226
Number of Holdings	123
Portfolio Turnover	23%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.1
Industrials	12.0
Health Care	11.0
Consumer Staples	10.0
Information Technology	9.6
Communication Services	7.6
Consumer Discretionary	7.3
Energy	6.7
Utilities	6.1
Materials	3.9
Real Estate	2.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.8
Canada - 2.9
United Kingdom - 2.3
Taiwan - 1.4
Netherlands - 1.0
Ireland - 0.8
Korea (South) - 0.8
Germany - 0.8
Japan - 0.6
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	3.8
Exxon Mobil Corp	2.9
Linde PLC	2.3
Alphabet Inc Class A	2.3
Wells Fargo & Co	2.2
Walmart Inc	2.0
Bank of America Corp	2.0
Procter & Gamble Co/The	1.7
Microsoft Corp	1.7
Chubb Ltd	1.6
22.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915982.101    356-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Equity-Income Portfolio℠ VIP Equity-Income Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 29	0.57%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$6,435,124,226
Number of Holdings	123
Portfolio Turnover	23%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.1
Industrials	12.0
Health Care	11.0
Consumer Staples	10.0
Information Technology	9.6
Communication Services	7.6
Consumer Discretionary	7.3
Energy	6.7
Utilities	6.1
Materials	3.9
Real Estate	2.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.8
Canada - 2.9
United Kingdom - 2.3
Taiwan - 1.4
Netherlands - 1.0
Ireland - 0.8
Korea (South) - 0.8
Germany - 0.8
Japan - 0.6
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	3.8
Exxon Mobil Corp	2.9
Linde PLC	2.3
Alphabet Inc Class A	2.3
Wells Fargo & Co	2.2
Walmart Inc	2.0
Bank of America Corp	2.0
Procter & Gamble Co/The	1.7
Microsoft Corp	1.7
Chubb Ltd	1.6
22.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915983.101    471-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Equity-Income Portfolio℠ VIP Equity-Income Portfolio℠ Investor Class

This semi-annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 28	0.54%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$6,435,124,226
Number of Holdings	123
Portfolio Turnover	23%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.1
Industrials	12.0
Health Care	11.0
Consumer Staples	10.0
Information Technology	9.6
Communication Services	7.6
Consumer Discretionary	7.3
Energy	6.7
Utilities	6.1
Materials	3.9
Real Estate	2.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.8
Canada - 2.9
United Kingdom - 2.3
Taiwan - 1.4
Netherlands - 1.0
Ireland - 0.8
Korea (South) - 0.8
Germany - 0.8
Japan - 0.6
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	3.8
Exxon Mobil Corp	2.9
Linde PLC	2.3
Alphabet Inc Class A	2.3
Wells Fargo & Co	2.2
Walmart Inc	2.0
Bank of America Corp	2.0
Procter & Gamble Co/The	1.7
Microsoft Corp	1.7
Chubb Ltd	1.6
22.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915980.101    1452-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Equity-Income Portfolio℠ VIP Equity-Income Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 24	0.47%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$6,435,124,226
Number of Holdings	123
Portfolio Turnover	23%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.1
Industrials	12.0
Health Care	11.0
Consumer Staples	10.0
Information Technology	9.6
Communication Services	7.6
Consumer Discretionary	7.3
Energy	6.7
Utilities	6.1
Materials	3.9
Real Estate	2.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.8
Canada - 2.9
United Kingdom - 2.3
Taiwan - 1.4
Netherlands - 1.0
Ireland - 0.8
Korea (South) - 0.8
Germany - 0.8
Japan - 0.6
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	3.8
Exxon Mobil Corp	2.9
Linde PLC	2.3
Alphabet Inc Class A	2.3
Wells Fargo & Co	2.2
Walmart Inc	2.0
Bank of America Corp	2.0
Procter & Gamble Co/The	1.7
Microsoft Corp	1.7
Chubb Ltd	1.6
22.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915981.101    150-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Floating Rate High Income Portfolio VIP Floating Rate High Income Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Floating Rate High Income Portfolio for the period April 30, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2 A	$ 15	0.88%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$422,557,103
Number of Holdings	555
Portfolio Turnover	69%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.0
BBB - 1.4
BB - 20.3
B - 58.1
CCC,CC,C - 9.2
D - 0.0
Not Rated - 4.6
Equities - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 4.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bank Loan Obligations - 89.0
Corporate Bonds - 3.7
Common Stocks - 1.0
Alternative Funds - 0.6
Asset-Backed Securities - 0.5
Preferred Securities - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 4.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.1
United Kingdom - 2.9
Canada - 1.4
France - 1.3
Netherlands - 0.7
Grand Cayman (UK Overseas Ter) - 0.6
Puerto Rico - 0.4
Luxembourg - 0.3
Sweden - 0.3
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
Asurion LLC	2.6
Great Outdoors Group LLC	2.6
Fertitta Entertainment LLC/NV	1.4
Altice France SA	1.3
Acrisure LLC	1.3
Clydesdale Acquisition Holdings Inc	1.2
MH Sub I LLC	1.2
Polaris Newco LLC	1.1
Lumen Technologies Inc	1.0
X Corp	1.0
14.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919245.100    9075-TSRS-0825

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Variable Insurance Products:

VIP Value Portfolio

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Value Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.4%
	Shares	Value ($)
CANADA - 4.2%
Consumer Discretionary - 1.0%
Textiles, Apparel & Luxury Goods - 1.0%
Gildan Activewear Inc	110,682	5,453,837
Energy - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Canadian Natural Resources Ltd	145,966	4,587,733
Imperial Oil Ltd	83,391	6,624,739
MEG Energy Corp	173,000	3,268,801
		14,481,273
Materials - 0.6%
Chemicals - 0.6%
Methanex Corp (United States)	112,729	3,731,329
TOTAL CANADA		23,666,439
HONG KONG - 0.7%
Financials - 0.7%
Insurance - 0.7%
Prudential PLC	324,600	4,062,775
PORTUGAL - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Galp Energia SGPS SA	199,000	3,642,864
PUERTO RICO - 1.0%
Financials - 1.0%
Banks - 1.0%
Popular Inc	50,700	5,587,647
SPAIN - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)(b)	65,500	2,550,455
SWITZERLAND - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
UBS Group AG	77,469	2,621,517
UNITED KINGDOM - 1.1%
Health Care - 1.1%
Pharmaceuticals - 1.1%
Astrazeneca PLC ADR	87,134	6,088,924
UNITED STATES - 89.8%
Communication Services - 4.4%
Interactive Media & Services - 3.7%
Alphabet Inc Class A	64,700	11,402,081
Meta Platforms Inc Class A	8,641	6,377,836
ZoomInfo Technologies Inc (c)	300,300	3,039,036
		20,818,953
Media - 0.7%
Nexstar Media Group Inc	22,900	3,960,555
TOTAL COMMUNICATION SERVICES		24,779,508

Consumer Discretionary - 8.8%
Hotels, Restaurants & Leisure - 0.7%
Hilton Grand Vacations Inc (c)	100,662	4,180,493
Household Durables - 2.6%
PulteGroup Inc	36,200	3,817,652
Somnigroup International Inc	82,193	5,593,234
TopBuild Corp (c)	15,900	5,147,466
		14,558,352
Leisure Products - 1.3%
BRP Inc Subordinate Voting Shares (d)	43,210	2,097,434
Hasbro Inc	70,100	5,174,782
		7,272,216
Specialty Retail - 4.2%
Bath & Body Works Inc	182,000	5,452,720
Lithia Motors Inc Class A	14,528	4,907,849
Penske Automotive Group Inc	20,600	3,539,286
Signet Jewelers Ltd (d)	70,000	5,568,500
Upbound Group Inc	150,634	3,780,913
		23,249,268
TOTAL CONSUMER DISCRETIONARY		49,260,329

Consumer Staples - 7.5%
Beverages - 3.0%
Constellation Brands Inc Class A	31,400	5,108,152
Keurig Dr Pepper Inc	184,054	6,084,826
Primo Brands Corp Class A	174,300	5,162,766
		16,355,744
Consumer Staples Distribution & Retail - 0.9%
Performance Food Group Co (c)	59,400	5,195,718
Food Products - 2.6%
Bunge Global SA	58,406	4,688,834
Darling Ingredients Inc (c)	150,838	5,722,794
Ingredion Inc	30,900	4,190,657
		14,602,285
Tobacco - 1.0%
Philip Morris International Inc	30,715	5,594,123
TOTAL CONSUMER STAPLES		41,747,870

Energy - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Core Natural Resources Inc	62,445	4,354,914
Exxon Mobil Corp	129,908	14,004,083
Phillips 66	34,600	4,127,780
Targa Resources Corp	23,263	4,049,623
		26,536,400
Financials - 19.3%
Banks - 6.2%
East West Bancorp Inc	95,456	9,639,147
First Citizens BancShares Inc/NC Class A	4,325	8,461,733
Wells Fargo & Co	201,062	16,109,087
		34,209,967
Capital Markets - 3.0%
Ameriprise Financial Inc	9,810	5,235,891
LPL Financial Holdings Inc	17,548	6,579,974
Raymond James Financial Inc	31,290	4,798,947
		16,614,812
Consumer Finance - 1.9%
OneMain Holdings Inc	109,240	6,226,680
SLM Corp	141,700	4,646,343
		10,873,023
Financial Services - 5.0%
Apollo Global Management Inc	59,746	8,476,165
Global Payments Inc	48,973	3,919,799
Mr Cooper Group Inc (c)	27,600	4,118,196
NCR Atleos Corp (c)	121,040	3,453,271
PennyMac Financial Services Inc	36,200	3,606,968
WEX Inc (c)	28,600	4,201,054
		27,775,453
Insurance - 3.2%
First American Financial Corp	8,064	495,049
Reinsurance Group of America Inc	38,735	7,683,475
Travelers Companies Inc/The	37,271	9,971,483
		18,150,007
TOTAL FINANCIALS		107,623,262

Health Care - 11.1%
Biotechnology - 1.3%
Gilead Sciences Inc	67,734	7,509,669
Health Care Equipment & Supplies - 1.0%
Lantheus Holdings Inc (c)	51,400	4,207,604
QuidelOrtho Corp (c)	48,896	1,409,183
		5,616,787
Health Care Providers & Services - 5.3%
Acadia Healthcare Co Inc (c)	188,522	4,277,564
CVS Health Corp	152,952	10,550,629
Humana Inc	25,900	6,332,032
Molina Healthcare Inc (c)	26,804	7,984,912
		29,145,137
Life Sciences Tools & Services - 0.8%
ICON PLC (c)	32,200	4,683,489
Pharmaceuticals - 2.7%
GSK PLC ADR (d)	252,292	9,688,013
Merck & Co Inc	68,589	5,429,505
		15,117,518
TOTAL HEALTH CARE		62,072,600

Industrials - 14.6%
Air Freight & Logistics - 1.8%
FedEx Corp	19,869	4,516,422
GXO Logistics Inc (c)(d)	108,400	5,279,080
		9,795,502
Building Products - 1.7%
AZEK Co Inc/The Class A (c)	57,500	3,125,125
Builders FirstSource Inc (c)	30,471	3,555,661
UFP Industries Inc	30,000	2,980,800
		9,661,586
Commercial Services & Supplies - 1.3%
Brink's Co/The	51,618	4,608,971
Driven Brands Holdings Inc (c)	161,346	2,833,236
		7,442,207
Electrical Equipment - 0.9%
Regal Rexnord Corp	34,994	5,072,730
Ground Transportation - 1.8%
Ryder System Inc	17,700	2,814,299
U-Haul Holding Co Class N	74,426	4,046,542
XPO Inc (c)	24,919	3,147,021
		10,007,862
Machinery - 3.4%
Allison Transmission Holdings Inc	59,454	5,647,535
CNH Industrial NV Class A	219,000	2,838,240
Gates Industrial Corp PLC (c)	205,100	4,723,453
Oshkosh Corp	50,200	5,699,709
		18,908,937
Professional Services - 2.2%
Amentum Holdings Inc	119,100	2,811,951
Concentrix Corp (d)	58,028	3,067,070
First Advantage Corp (c)(d)	191,500	3,180,815
KBR Inc	69,500	3,331,830
		12,391,666
Trading Companies & Distributors - 1.5%
Herc Holdings Inc	30,100	3,963,869
Wesco International Inc	23,323	4,319,420
		8,283,289
TOTAL INDUSTRIALS		81,563,779

Information Technology - 6.3%
Electronic Equipment, Instruments & Components - 2.4%
Arrow Electronics Inc (c)	61,793	7,874,282
Avnet Inc	107,789	5,721,440
		13,595,722
Semiconductors & Semiconductor Equipment - 2.2%
First Solar Inc (c)	30,400	5,032,416
ON Semiconductor Corp (c)	141,700	7,426,497
		12,458,913
Software - 0.7%
NCR Voyix Corp (c)(d)	321,897	3,775,852
Technology Hardware, Storage & Peripherals - 1.0%
Western Digital Corp	85,500	5,471,145
TOTAL INFORMATION TECHNOLOGY		35,301,632

Materials - 3.5%
Chemicals - 1.3%
Mosaic Co/The	77,800	2,838,144
Olin Corp	102,912	2,067,502
Westlake Corp	33,900	2,574,027
		7,479,673
Containers & Packaging - 1.7%
International Paper Co	80,929	3,789,905
Smurfit WestRock PLC	125,995	5,436,684
		9,226,589
Metals & Mining - 0.5%
Constellium SE (c)	211,900	2,818,269
TOTAL MATERIALS		19,524,531

Real Estate - 4.7%
Health Care REITs - 2.4%
Ventas Inc	100,817	6,366,594
Welltower Inc	45,300	6,963,969
		13,330,563
Industrial REITs - 1.5%
EastGroup Properties Inc	23,700	3,960,744
Prologis Inc	42,707	4,489,360
		8,450,104
Residential REITs - 0.8%
Sun Communities Inc	37,360	4,725,666
TOTAL REAL ESTATE		26,506,333

Utilities - 4.9%
Electric Utilities - 3.3%
Constellation Energy Corp	18,696	6,034,321
Evergy Inc	54,200	3,736,006
Eversource Energy	68,900	4,383,418
PG&E Corp	308,164	4,295,806
		18,449,551
Independent Power and Renewable Electricity Producers - 0.7%
AES Corp/The	368,356	3,875,105
Multi-Utilities - 0.9%
Sempra	69,115	5,236,844
TOTAL UTILITIES		27,561,500

TOTAL UNITED STATES		502,477,744
TOTAL COMMON STOCKS (Cost $460,150,934)		550,698,365

Money Market Funds - 5.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	11,954,515	11,956,906
Fidelity Securities Lending Cash Central Fund (e)(f)	4.32	16,448,480	16,450,124
TOTAL MONEY MARKET FUNDS (Cost $28,407,030)			28,407,030

TOTAL INVESTMENT IN SECURITIES - 103.5% (Cost $488,557,964)	579,105,395
NET OTHER ASSETS (LIABILITIES) - (3.5)%	(19,441,355)
NET ASSETS - 100.0%	559,664,040

Legend

(a)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,550,455 or 0.5% of net assets.

(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,550,455 or 0.5% of net assets.

(c)	Non-income producing
(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,521,796	60,828,922	54,393,812	75,983	-	-	11,956,906	11,954,515	0.0%
Fidelity Securities Lending Cash Central Fund	9,677,157	131,239,335	124,466,368	6,333	-	-	16,450,124	16,448,480	0.1%
Total	15,198,953	192,068,257	178,860,180	82,316	-	-	28,407,030

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	27,329,963	24,779,508	2,550,455	-
Consumer Discretionary	54,714,166	54,714,166	-	-
Consumer Staples	41,747,870	41,747,870	-	-
Energy	44,660,537	41,017,673	3,642,864	-
Financials	119,895,201	115,832,426	4,062,775	-
Health Care	68,161,524	68,161,524	-	-
Industrials	81,563,779	81,563,779	-	-
Information Technology	35,301,632	35,301,632	-	-
Materials	23,255,860	23,255,860	-	-
Real Estate	26,506,333	26,506,333	-	-
Utilities	27,561,500	27,561,500	-	-

Money Market Funds	28,407,030	28,407,030	-	-
Total Investments in Securities:	579,105,395	568,849,301	10,256,094	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $16,163,222) - See accompanying schedule:
Unaffiliated issuers (cost $460,150,934)	$550,698,365
Fidelity Central Funds (cost $28,407,030)	28,407,030

Total Investment in Securities (cost $488,557,964)		$579,105,395
Cash		555,543
Foreign currency held at value (cost $11)		12
Receivable for investments sold		8,008,944
Receivable for fund shares sold		188,041
Dividends receivable		1,024,916
Distributions receivable from Fidelity Central Funds		14,472
Other receivables		192
Total assets		588,897,515
Liabilities
Payable for investments purchased	$10,319,017
Payable for fund shares redeemed	2,118,563
Accrued management fee	287,345
Distribution and service plan fees payable	18,103
Other payables and accrued expenses	40,478
Collateral on securities loaned	16,449,969
Total liabilities		29,233,475
Net Assets		$559,664,040
Net Assets consist of:
Paid in capital		$446,793,556
Total accumulated earnings (loss)		112,870,484
Net Assets		$559,664,040

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($154,509,919 ÷ 8,324,397 shares)		$18.56
Service Class :
Net Asset Value, offering price and redemption price per share ($254,507 ÷ 13,711 shares)		$18.56
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($88,818,401 ÷ 4,923,807 shares)		$18.04
Investor Class :
Net Asset Value, offering price and redemption price per share ($316,081,213 ÷ 17,090,660 shares)		$18.49
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends		$6,338,463
Income from Fidelity Central Funds (including $6,333 from security lending)		82,316
Total income		6,420,779
Expenses
Management fee	$1,720,196
Distribution and service plan fees	106,085
Custodian fees and expenses	10,330
Independent trustees' fees and expenses	1,055
Audit fees	30,324
Legal	647
Miscellaneous	1,510
Total expenses		1,870,147
Net Investment income (loss)		4,550,632
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	18,552,726
Foreign currency transactions	(787)
Total net realized gain (loss)		18,551,939
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(15,091,004)
Assets and liabilities in foreign currencies	21,180
Total change in net unrealized appreciation (depreciation)		(15,069,824)
Net gain (loss)		3,482,115
Net increase (decrease) in net assets resulting from operations		$8,032,747
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,550,632	$6,790,959
Net realized gain (loss)	18,551,939	66,552,991
Change in net unrealized appreciation (depreciation)	(15,069,824)	(12,549,157)
Net increase (decrease) in net assets resulting from operations	8,032,747	60,794,793
Distributions to shareholders	(22,066,609)	(62,470,728)

Share transactions - net increase (decrease)	3,882,365	54,645,571
Total increase (decrease) in net assets	(10,151,497)	52,969,636

Net Assets
Beginning of period	569,815,537	516,845,901
End of period	$559,664,040	$569,815,537

Financial Highlights
VIP Value Portfolio Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.00	$19.11	$16.73	$18.28	$15.96	$15.78
Income from Investment Operations
Net investment income (loss) A,B	.16	.26	.22	.23	.31	.19
Net realized and unrealized gain (loss)	.14	1.95	3.06	(.96)	4.41	.75
Total from investment operations	.30	2.21	3.28	(.73)	4.72	.94
Distributions from net investment income	-	(.27)	(.24)	(.23)	(.32)	(.20)
Distributions from net realized gain	(.74)	(2.05)	(.67)	(.59)	(2.07)	(.56)
Total distributions	(.74)	(2.32)	(.90) C	(.82)	(2.40) C	(.76)
Net asset value, end of period	$18.56	$19.00	$19.11	$16.73	$18.28	$15.96
Total Return D,E,F	1.52%	11.37%	19.79%	(4.11)%	30.07%	6.33%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.60% I	.61%	.65%	.64%	.64%	.67%
Expenses net of fee waivers, if any	.60 % I	.60%	.64%	.64%	.64%	.67%
Expenses net of all reductions, if any	.60% I	.60%	.64%	.64%	.64%	.65%
Net investment income (loss)	1.74% I	1.31%	1.24%	1.32%	1.62%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$154,510	$149,730	$129,716	$121,880	$159,917	$131,037
Portfolio turnover rate J	76 % I	51%	51%	48%	68%	81%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Value Portfolio Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.01	$19.12	$16.74	$18.28	$15.96	$15.78
Income from Investment Operations
Net investment income (loss) A,B	.15	.24	.20	.21	.29	.18
Net realized and unrealized gain (loss)	.14	1.94	3.07	(.95)	4.40	.75
Total from investment operations	.29	2.18	3.27	(.74)	4.69	.93
Distributions from net investment income	-	(.24)	(.22)	(.21)	(.30)	(.19)
Distributions from net realized gain	(.74)	(2.05)	(.67)	(.59)	(2.07)	(.56)
Total distributions	(.74)	(2.29)	(.89)	(.80)	(2.37)	(.75)
Net asset value, end of period	$18.56	$19.01	$19.12	$16.74	$18.28	$15.96
Total Return C,D,E	1.46%	11.23%	19.67%	(4.17)%	29.92%	6.23%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70% H	.70%	.75%	.74%	.74%	.77%
Expenses net of fee waivers, if any	.70 % H	.69%	.74%	.74%	.74%	.77%
Expenses net of all reductions, if any	.70% H	.69%	.74%	.74%	.74%	.75%
Net investment income (loss)	1.64% H	1.21%	1.14%	1.22%	1.52%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$255	$255	$281	$240	$337	$275
Portfolio turnover rate I	76 % H	51%	51%	48%	68%	81%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Value Portfolio Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$18.51	$18.69	$16.39	$17.93	$15.70	$15.55
Income from Investment Operations
Net investment income (loss) A,B	.13	.21	.17	.18	.26	.16
Net realized and unrealized gain (loss)	.14	1.89	2.99	(.93)	4.33	.72
Total from investment operations	.27	2.10	3.16	(.75)	4.59	.88
Distributions from net investment income	-	(.24)	(.20)	(.20)	(.28)	(.17)
Distributions from net realized gain	(.74)	(2.05)	(.67)	(.59)	(2.07)	(.56)
Total distributions	(.74)	(2.28) C	(.86) C	(.79)	(2.36) C	(.73)
Net asset value, end of period	$18.04	$18.51	$18.69	$16.39	$17.93	$15.70
Total Return D,E,F	1.40%	11.08%	19.47%	(4.29)%	29.72%	6.02%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.85% I	.86%	.90%	.89%	.89%	.92%
Expenses net of fee waivers, if any	.85 % I	.86%	.89%	.89%	.89%	.92%
Expenses net of all reductions, if any	.85% I	.86%	.89%	.89%	.89%	.91%
Net investment income (loss)	1.49% I	1.05%	.99%	1.07%	1.37%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$88,818	$87,336	$65,168	$43,667	$26,890	$10,204
Portfolio turnover rate J	76 % I	51%	51%	48%	68%	81%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Value Portfolio Investor Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$18.94	$19.06	$16.69	$18.23	$15.92	$15.75
Income from Investment Operations
Net investment income (loss) A,B	.15	.25	.21	.22	.29	.18
Net realized and unrealized gain (loss)	.14	1.93	3.05	(.95)	4.40	.74
Total from investment operations	.29	2.18	3.26	(.73)	4.69	.92
Distributions from net investment income	-	(.25)	(.22)	(.22)	(.31)	(.19)
Distributions from net realized gain	(.74)	(2.05)	(.67)	(.59)	(2.07)	(.56)
Total distributions	(.74)	(2.30)	(.89)	(.81)	(2.38)	(.75)
Net asset value, end of period	$18.49	$18.94	$19.06	$16.69	$18.23	$15.92
Total Return C,D,E	1.47%	11.25%	19.68%	(4.13)%	29.98%	6.20%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.68% H	.68%	.72%	.72%	.72%	.74%
Expenses net of fee waivers, if any	.68 % H	.68%	.72%	.72%	.72%	.74%
Expenses net of all reductions, if any	.68% H	.68%	.72%	.72%	.72%	.73%
Net investment income (loss)	1.66% H	1.23%	1.16%	1.24%	1.55%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$316,081	$332,495	$321,682	$317,484	$290,021	$190,229
Portfolio turnover rate I	76 % H	51%	51%	48%	68%	81%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
VIP Value Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$119,483,188
Gross unrealized depreciation	(29,433,869)
Net unrealized appreciation (depreciation)	$90,049,319
Tax cost	$489,056,076

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Value Portfolio	209,528,301	223,114,497
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.66

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$124
Service Class 2	105,961
$106,085

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Value Portfolio	5,819

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Value Portfolio	35,149,759	42,750,381	478,862
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Value Portfolio	450
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Value Portfolio	677	-	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Value Portfolio
Distributions to shareholders
Initial Class	$5,728,264	$16,096,705
Service Class	9,927	29,741
Service Class 2	3,527,263	9,458,302
Investor Class	12,801,155	36,885,980
Total	$22,066,609	$62,470,728
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Value Portfolio
Initial Class
Shares sold	1,140,452	2,372,372	$20,648,303	$47,055,188
Reinvestment of distributions	303,565	820,914	5,728,264	16,096,705
Shares redeemed	(999,911)	(2,099,435)	(18,400,299)	(42,936,822)
Net increase (decrease)	444,106	1,093,851	$7,976,268	$20,215,071
Service Class
Shares sold	-	-	$ -	$7
Reinvestment of distributions	345	982	6,523	19,226
Shares redeemed	(42)	(2,249)	(771)	(43,703)
Net increase (decrease)	303	(1,267)	$5,752	$(24,470)
Service Class 2
Shares sold	672,924	1,301,642	$11,846,367	$25,551,678
Reinvestment of distributions	192,221	494,318	3,527,263	9,458,302
Shares redeemed	(660,070)	(564,177)	(11,776,068)	(10,860,198)
Net increase (decrease)	205,075	1,231,783	$3,597,562	$24,149,782
Investor Class
Shares sold	405,293	2,031,471	$7,379,777	$39,873,563
Reinvestment of distributions	680,912	1,887,999	12,801,155	36,885,980
Shares redeemed	(1,548,731)	(3,243,841)	(27,878,149)	(66,454,355)
Net increase (decrease)	(462,526)	675,629	$(7,697,217)	$10,305,188
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Value Portfolio	75%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
VIP Value Portfolio	25%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Value Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies  (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Initial Class, the Board considered the effective management fee rate for Initial Class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of Initial Class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Initial Class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Initial Class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Initial Class of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of Initial Class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.761034.124
VIPVAL-SANN-0825
Fidelity® Variable Insurance Products:

VIP Overseas Portfolio

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Overseas Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
JTC PLC (a)(b)	601,600	7,019,182
BELGIUM - 1.1%
Financials - 1.0%
Banks - 1.0%
KBC Group NV	226,971	23,436,821
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Azelis Group NV	145,868	2,324,795
TOTAL BELGIUM		25,761,616
CANADA - 1.8%
Information Technology - 1.8%
Software - 1.8%
Constellation Software Inc/Canada	10,195	37,382,540
Constellation Software Inc/Canada warrants 3/31/2040 (c)(d)	13,095	1
Lumine Group Inc Subordinate Voting Shares (a)(c)	103,290	3,627,950

TOTAL CANADA		41,010,491
DENMARK - 2.7%
Health Care - 0.5%
Pharmaceuticals - 0.5%
Novo Nordisk A/S Series B	161,100	11,163,271
Industrials - 1.8%
Air Freight & Logistics - 1.8%
DSV A/S	165,300	39,647,924
Materials - 0.4%
Chemicals - 0.4%
Novonesis Novozymes B Series B	146,900	10,532,037
TOTAL DENMARK		61,343,232
FRANCE - 10.5%
Consumer Discretionary - 2.5%
Hotels, Restaurants & Leisure - 1.1%
Accor SA	459,500	23,994,411
Textiles, Apparel & Luxury Goods - 1.4%
Hermes International SCA	10,100	27,351,882
LVMH Moet Hennessy Louis Vuitton SE	7,716	4,038,400
		31,390,282
TOTAL CONSUMER DISCRETIONARY		55,384,693

Health Care - 0.8%
Health Care Equipment & Supplies - 0.8%
EssilorLuxottica SA	66,410	18,219,222
Industrials - 4.1%
Aerospace & Defense - 4.1%
Safran SA	172,100	56,125,976
Thales SA	118,800	35,078,621
		91,204,597
Information Technology - 1.2%
IT Services - 0.4%
Alten SA	109,981	9,645,155
Software - 0.8%
Dassault Systemes SE	499,300	18,095,445
TOTAL INFORMATION TECHNOLOGY		27,740,600

Materials - 1.9%
Chemicals - 1.9%
Air Liquide SA	204,412	42,149,986
TOTAL FRANCE		234,699,098
GERMANY - 13.5%
Communication Services - 2.1%
Diversified Telecommunication Services - 2.1%
Deutsche Telekom AG	1,289,400	47,196,682
Financials - 5.8%
Capital Markets - 2.0%
Deutsche Boerse AG	140,639	45,945,291
Insurance - 3.8%
Allianz SE	111,586	45,285,342
Hannover Rueck SE	117,925	37,116,686
		82,402,028
TOTAL FINANCIALS		128,347,319

Health Care - 0.6%
Health Care Providers & Services - 0.6%
Fresenius SE & Co KGaA	285,500	14,353,486
Industrials - 0.9%
Aerospace & Defense - 0.9%
MTU Aero Engines AG	44,500	19,772,362
Information Technology - 3.4%
Software - 3.4%
SAP SE	253,100	77,392,782
Materials - 0.7%
Construction Materials - 0.7%
Heidelberg Materials AG	69,800	16,437,677
TOTAL GERMANY		303,500,308
INDIA - 0.9%
Financials - 0.9%
Banks - 0.9%
HDFC Bank Ltd	900,391	21,028,385
INDONESIA - 0.8%
Financials - 0.8%
Banks - 0.8%
Bank Central Asia Tbk PT	34,633,300	18,513,149
IRELAND - 1.0%
Industrials - 1.0%
Building Products - 1.0%
Kingspan Group PLC	264,900	22,529,212
ITALY - 4.7%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Lottomatica Group Spa	352,600	9,785,532
Financials - 3.2%
Banks - 3.2%
FinecoBank Banca Fineco SpA	1,047,099	23,231,659
UniCredit SpA	723,619	48,542,811
		71,774,470
Health Care - 0.9%
Health Care Equipment & Supplies - 0.0%
GVS SpA (a)(b)(c)	109,736	650,196
Pharmaceuticals - 0.9%
Recordati Industria Chimica e Farmaceutica SpA	314,219	19,765,170
TOTAL HEALTH CARE		20,415,366

Industrials - 0.2%
Machinery - 0.2%
Interpump Group SpA	90,300	3,759,076
TOTAL ITALY		105,734,444
JAPAN - 15.1%
Communication Services - 2.8%
Entertainment - 2.8%
Capcom Co Ltd	534,588	18,312,716
Nintendo Co Ltd	464,300	44,586,655
		62,899,371
Consumer Staples - 1.6%
Food Products - 1.6%
Ajinomoto Co Inc	1,364,200	37,001,428
Financials - 2.2%
Insurance - 2.2%
Tokio Marine Holdings Inc	1,147,000	48,611,070
Health Care - 1.5%
Health Care Equipment & Supplies - 1.5%
Hoya Corp	288,511	34,264,174
Industrials - 5.0%
Industrial Conglomerates - 2.6%
Hitachi Ltd	2,008,700	58,381,567
Machinery - 1.7%
Ebara Corp	358,900	6,882,868
Mitsubishi Heavy Industries Ltd	1,206,200	30,184,417
		37,067,285
Professional Services - 0.7%
BayCurrent Inc	298,200	15,340,735
TOTAL INDUSTRIALS		110,789,587

Information Technology - 2.0%
IT Services - 0.3%
TIS Inc	207,974	6,987,106
Semiconductors & Semiconductor Equipment - 0.8%
Advantest Corp	239,000	17,717,320
Technology Hardware, Storage & Peripherals - 0.9%
FUJIFILM Holdings Corp	894,900	19,379,586
TOTAL INFORMATION TECHNOLOGY		44,084,012

TOTAL JAPAN		337,649,642
NETHERLANDS - 5.5%
Communication Services - 1.6%
Entertainment - 1.6%
Universal Music Group NV	1,075,800	34,899,556
Industrials - 2.6%
Professional Services - 1.8%
Wolters Kluwer NV	243,317	40,685,036
Trading Companies & Distributors - 0.8%
IMCD NV	137,026	18,408,785
TOTAL INDUSTRIALS		59,093,821

Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.2%
ASML Holding NV	32,637	26,153,230
Software - 0.1%
Topicus.com Inc (c)	23,814	2,983,592
TOTAL INFORMATION TECHNOLOGY		29,136,822

TOTAL NETHERLANDS		123,130,199
SPAIN - 4.0%
Financials - 4.0%
Banks - 4.0%
Banco Santander SA	6,111,547	50,608,976
CaixaBank SA	4,515,200	39,123,350

TOTAL SPAIN		89,732,326
SWEDEN - 1.9%
Health Care - 0.5%
Life Sciences Tools & Services - 0.5%
AddLife AB B Shares	541,224	10,794,847
Industrials - 1.4%
Machinery - 1.4%
Atlas Copco AB A Shares	485,876	7,854,676
Indutrade AB	846,265	23,095,649
		30,950,325
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (c)(d)(e)	27,308	591,238
TOTAL SWEDEN		42,336,410
SWITZERLAND - 1.2%
Financials - 0.8%
Capital Markets - 0.8%
Partners Group Holding AG	13,900	18,131,577
Materials - 0.4%
Chemicals - 0.4%
DSM-Firmenich AG	90,300	9,606,581
TOTAL SWITZERLAND		27,738,158
TAIWAN - 1.6%
Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
Taiwan Semiconductor Manufacturing Co Ltd	1,009,600	36,911,575
UNITED KINGDOM - 17.4%
Consumer Discretionary - 3.1%
Hotels, Restaurants & Leisure - 3.1%
Compass Group PLC	1,243,639	42,124,551
InterContinental Hotels Group PLC	235,100	26,880,203
		69,004,754
Financials - 5.6%
Banks - 1.8%
NatWest Group PLC	5,772,400	40,539,301
Capital Markets - 3.8%
3i Group PLC	749,700	42,427,182
London Stock Exchange Group PLC	286,800	41,943,702
		84,370,884
TOTAL FINANCIALS		124,910,185

Health Care - 0.5%
Health Care Equipment & Supplies - 0.5%
ConvaTec Group PLC (a)(b)	3,046,100	12,058,665
Industrials - 7.1%
Aerospace & Defense - 3.4%
BAE Systems PLC	804,100	20,868,716
Rolls-Royce Holdings PLC	4,128,200	54,709,582
		75,578,298
Professional Services - 2.9%
Intertek Group PLC	213,000	13,858,549
RELX PLC	941,448	51,024,297
		64,882,846
Trading Companies & Distributors - 0.8%
Diploma PLC	271,058	18,186,672
TOTAL INDUSTRIALS		158,647,816

Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 1.1%
Halma PLC	560,700	24,628,635
TOTAL UNITED KINGDOM		389,250,055
UNITED STATES - 14.7%
Communication Services - 1.1%
Entertainment - 1.1%
Spotify Technology SA (c)	31,700	24,324,678
Financials - 4.4%
Capital Markets - 1.7%
S&P Global Inc	66,721	35,181,316
Financial Services - 1.2%
Visa Inc Class A	78,200	27,764,910
Insurance - 1.5%
Marsh & McLennan Cos Inc	153,176	33,490,401
TOTAL FINANCIALS		96,436,627

Health Care - 1.3%
Health Care Equipment & Supplies - 1.3%
Alcon AG	338,930	29,986,623
Industrials - 3.7%
Electrical Equipment - 2.3%
Schneider Electric SE	189,500	50,877,888
Professional Services - 1.4%
Experian PLC	615,800	31,754,501
TOTAL INDUSTRIALS		82,632,389

Materials - 4.2%
Chemicals - 1.5%
Linde PLC	73,068	34,282,044
Construction Materials - 2.7%
Amrize Ltd	294,260	14,678,695
CRH PLC	258,000	23,684,400
Holcim AG	294,260	21,851,495
		60,214,590
TOTAL MATERIALS		94,496,634

TOTAL UNITED STATES		327,876,951
TOTAL COMMON STOCKS (Cost $1,406,314,064)		2,215,764,433

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $28,846,703)	4.32	28,840,935	28,846,703

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,435,160,767)	2,244,611,136
NET OTHER ASSETS (LIABILITIES) - 0.0%	(18,090)
NET ASSETS - 100.0%	2,244,593,046

Legend

(a)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $23,355,993 or 1.0% of net assets.

(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,728,043 or 0.9% of net assets.

(c)	Non-income producing
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $591,238 or 0.0% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International Ab	5/14/21 - 10/30/24	1,805,778

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	299,622,822	270,776,119	692,997	-	-	28,846,703	28,840,935	0.1%
Fidelity Securities Lending Cash Central Fund	-	31,340,010	31,340,010	30,728	-	-	-	-	0.0%
Total	-	330,962,832	302,116,129	723,725	-	-	28,846,703

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	169,320,287	42,637,394	126,682,893	-
Consumer Discretionary	134,174,979	61,131,825	73,043,154	-
Consumer Staples	37,001,428	-	37,001,428	-
Financials	647,941,111	226,400,937	421,540,174	-
Health Care	151,255,654	105,828,209	45,427,445	-
Industrials	621,351,904	162,620,136	458,731,768	-
Information Technology	281,496,155	85,254,978	195,649,938	591,239
Materials	173,222,915	83,177,176	90,045,739	-

Money Market Funds	28,846,703	28,846,703	-	-
Total Investments in Securities:	2,244,611,136	795,897,358	1,448,122,539	591,239
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,406,314,064)	$2,215,764,433
Fidelity Central Funds (cost $28,846,703)	28,846,703

Total Investment in Securities (cost $1,435,160,767)		$2,244,611,136
Foreign currency held at value (cost $889,714)		892,093
Receivable for investments sold		3,675,768
Receivable for fund shares sold		1,358,921
Dividends receivable		1,386,169
Reclaims receivable		8,319,703
Distributions receivable from Fidelity Central Funds		99,523
Other receivables		85,561
Total assets		2,260,428,874
Liabilities
Payable to custodian bank	$5,251
Payable for investments purchased	2,239,276
Payable for fund shares redeemed	11,415,096
Accrued management fee	1,344,037
Distribution and service plan fees payable	92,704
Other payables and accrued expenses	739,464
Total liabilities		15,835,828
Net Assets		$2,244,593,046
Net Assets consist of:
Paid in capital		$1,359,754,656
Total accumulated earnings (loss)		884,838,390
Net Assets		$2,244,593,046

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($1,158,560,187 ÷ 38,316,592 shares)		$30.24
Service Class :
Net Asset Value, offering price and redemption price per share ($188,681,249 ÷ 6,283,854 shares)		$30.03
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($378,443,236 ÷ 12,697,328 shares)		$29.80
Investor Class :
Net Asset Value, offering price and redemption price per share ($518,908,374 ÷ 17,244,216 shares)		$30.09
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends		$29,126,162
Income from Fidelity Central Funds (including $30,728 from security lending)		723,725
Income before foreign taxes withheld		$29,849,887
Less foreign taxes withheld		(3,204,962)
Total income		26,644,925
Expenses
Management fee	$7,512,813
Distribution and service plan fees	523,049
Custodian fees and expenses	50,514
Independent trustees' fees and expenses	3,747
Audit fees	67,347
Legal	3,188
Miscellaneous	4,469
Total expenses		8,165,127
Net Investment income (loss)		18,479,798
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	74,098,247
Foreign currency transactions	80,886
Total net realized gain (loss)		74,179,133
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $398,246)	281,740,646
Assets and liabilities in foreign currencies	998,416
Total change in net unrealized appreciation (depreciation)		282,739,062
Net gain (loss)		356,918,195
Net increase (decrease) in net assets resulting from operations		$375,397,993
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,479,798	$19,723,229
Net realized gain (loss)	74,179,133	103,187,487
Change in net unrealized appreciation (depreciation)	282,739,062	(33,929,165)
Net increase (decrease) in net assets resulting from operations	375,397,993	88,981,551
Distributions to shareholders	(21,207,068)	(119,458,785)

Share transactions - net increase (decrease)	16,874,257	74,761,412
Total increase (decrease) in net assets	371,065,182	44,284,178

Net Assets
Beginning of period	1,873,527,864	1,829,243,686
End of period	$2,244,593,046	$1,873,527,864

Financial Highlights
VIP Overseas Portfolio Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.47	$25.83	$21.70	$29.28	$26.52	$23.13
Income from Investment Operations
Net investment income (loss) A,B	.26	.30	.26	.25	.15	.13
Net realized and unrealized gain (loss)	4.80	1.07	4.19	(7.37)	4.91	3.46
Total from investment operations	5.06	1.37	4.45	(7.12)	5.06	3.59
Distributions from net investment income	(.03)	(.46)	(.26)	(.25)	(.14) C	(.10)
Distributions from net realized gain	(.26)	(1.27)	(.07)	(.21)	(2.16) C	(.10)
Total distributions	(.29)	(1.73)	(.32) D	(.46)	(2.30)	(.20)
Net asset value, end of period	$30.24	$25.47	$25.83	$21.70	$29.28	$26.52
Total Return E,F,G	20.01%	5.01%	20.55%	(24.48)%	19.70%	15.61%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.73% J	.74%	.77%	.77%	.77%	.79%
Expenses net of fee waivers, if any	.73 % J	.74%	.76%	.77%	.77%	.79%
Expenses net of all reductions, if any	.73% J	.74%	.76%	.77%	.77%	.77%
Net investment income (loss)	1.87% J	1.09%	1.09%	1.10%	.51%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$1,158,560	$989,941	$944,202	$798,673	$1,034,416	$872,019
Portfolio turnover rate K	50 % J	40%	31%	33%	26%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Overseas Portfolio Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.31	$25.68	$21.58	$29.13	$26.40	$23.03
Income from Investment Operations
Net investment income (loss) A,B	.24	.27	.24	.23	.12	.11
Net realized and unrealized gain (loss)	4.77	1.08	4.16	(7.35)	4.88	3.44
Total from investment operations	5.01	1.35	4.40	(7.12)	5.00	3.55
Distributions from net investment income	(.03)	(.45)	(.23)	(.23)	(.11) C	(.08)
Distributions from net realized gain	(.26)	(1.27)	(.07)	(.21)	(2.16) C	(.10)
Total distributions	(.29)	(1.72)	(.30)	(.43) D	(2.27)	(.18)
Net asset value, end of period	$30.03	$25.31	$25.68	$21.58	$29.13	$26.40
Total Return E,F,G	19.94%	4.95%	20.41%	(24.58)%	19.57%	15.49%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.83% J	.84%	.87%	.87%	.87%	.89%
Expenses net of fee waivers, if any	.83 % J	.84%	.86%	.87%	.87%	.89%
Expenses net of all reductions, if any	.83% J	.84%	.86%	.87%	.87%	.87%
Net investment income (loss)	1.77% J	.99%	.99%	1.00%	.41%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$188,681	$162,251	$141,807	$125,827	$168,369	$151,886
Portfolio turnover rate K	50 % J	40%	31%	33%	26%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Overseas Portfolio Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.15	$25.51	$21.44	$28.94	$26.25	$22.90
Income from Investment Operations
Net investment income (loss) A,B	.22	.23	.20	.19	.07	.08
Net realized and unrealized gain (loss)	4.72	1.07	4.13	(7.29)	4.86	3.42
Total from investment operations	4.94	1.30	4.33	(7.10)	4.93	3.50
Distributions from net investment income	(.03)	(.39)	(.19)	(.19)	(.08) C	(.05)
Distributions from net realized gain	(.26)	(1.27)	(.07)	(.21)	(2.16) C	(.10)
Total distributions	(.29)	(1.66)	(.26)	(.40)	(2.24)	(.15)
Net asset value, end of period	$29.80	$25.15	$25.51	$21.44	$28.94	$26.25
Total Return D,E,F	19.79%	4.81%	20.22%	(24.68)%	19.39%	15.33%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.98% I	.99%	1.02%	1.02%	1.02%	1.04%
Expenses net of fee waivers, if any	.98 % I	.98%	1.01%	1.02%	1.02%	1.04%
Expenses net of all reductions, if any	.98% I	.98%	1.01%	1.02%	1.02%	1.02%
Net investment income (loss)	1.62% I	.84%	.84%	.85%	.26%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$378,443	$321,413	$327,991	$306,315	$398,271	$352,459
Portfolio turnover rate J	50 % I	40%	31%	33%	26%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Overseas Portfolio Investor Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.36	$25.71	$21.61	$29.16	$26.42	$23.05
Income from Investment Operations
Net investment income (loss) A,B	.25	.28	.24	.23	.12	.11
Net realized and unrealized gain (loss)	4.77	1.07	4.16	(7.34)	4.90	3.44
Total from investment operations	5.02	1.35	4.40	(7.11)	5.02	3.55
Distributions from net investment income	(.03)	(.43)	(.24)	(.23)	(.12) C	(.08)
Distributions from net realized gain	(.26)	(1.27)	(.07)	(.21)	(2.16) C	(.10)
Total distributions	(.29)	(1.70)	(.30) D	(.44)	(2.28)	(.18)
Net asset value, end of period	$30.09	$25.36	$25.71	$21.61	$29.16	$26.42
Total Return E,F,G	19.94%	4.97%	20.41%	(24.54)%	19.63%	15.49%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.80% J	.81%	.84%	.84%	.85%	.87%
Expenses net of fee waivers, if any	.80 % J	.81%	.84%	.84%	.84%	.86%
Expenses net of all reductions, if any	.80% J	.81%	.84%	.84%	.84%	.85%
Net investment income (loss)	1.79% J	1.01%	1.02%	1.02%	.43%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$518,908	$399,923	$415,244	$372,398	$511,358	$419,888
Portfolio turnover rate K	50 % J	40%	31%	33%	26%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
VIP Overseas Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Overseas Portfolio	$8,675

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$805,216,124
Gross unrealized depreciation	(10,121,314)
Net unrealized appreciation (depreciation)	$795,094,810
Tax cost	$1,449,516,326

The Fund elected to defer to its next fiscal year approximately $2,497,527 of capital losses recognized during the period November 1, 2024 to December 31, 2024.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Overseas Portfolio	504,060,915	507,189,146
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.72
Service Class	.72
Service Class 2.72
Investor Class	.80

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.72
Service Class	.72
Service Class 2.72
Investor Class	.79

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$86,497
Service Class 2	436,552
$523,049

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Overseas Portfolio	61

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Overseas Portfolio	11,872,897	12,400,326	(1,707,074)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Overseas Portfolio	1,567
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Overseas Portfolio	3,266	-	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Overseas Portfolio
Distributions to shareholders
Initial Class	$11,147,221	$63,286,352
Service Class	1,836,774	10,448,546
Service Class 2	3,693,437	20,119,858
Investor Class	4,529,636	25,604,029
Total	$21,207,068	$119,458,785
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Overseas Portfolio
Initial Class
Shares sold	4,760,413	7,177,165	$129,526,659	$198,958,466
Reinvestment of distributions	415,476	2,369,341	11,147,221	63,286,352
Shares redeemed	(5,720,578)	(7,246,670)	(158,872,564)	(199,722,639)
Net increase (decrease)	(544,689)	2,299,836	$(18,198,684)	$62,522,179
Service Class
Shares sold	369,650	1,799,520	$10,331,041	$51,339,474
Reinvestment of distributions	68,922	393,632	1,836,774	10,448,546
Shares redeemed	(564,992)	(1,304,083)	(15,424,146)	(35,949,449)
Net increase (decrease)	(126,420)	889,069	$(3,256,331)	$25,838,571
Service Class 2
Shares sold	985,104	967,939	$26,535,541	$26,360,079
Reinvestment of distributions	139,533	763,040	3,693,437	20,119,858
Shares redeemed	(1,209,590)	(1,805,849)	(32,792,430)	(48,736,646)
Net increase (decrease)	(84,953)	(74,870)	$(2,563,452)	$(2,256,709)
Investor Class
Shares sold	2,853,825	1,565,499	$79,126,547	$44,429,166
Reinvestment of distributions	169,586	963,006	4,529,636	25,604,029
Shares redeemed	(1,547,433)	(2,909,061)	(42,763,459)	(81,375,824)
Net increase (decrease)	1,475,978	(380,556)	$40,892,724	$(11,342,629)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Overseas Portfolio	30%	1	14%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
VIP Overseas Portfolio	40%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Overseas Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Initial Class, the Board considered the effective management fee rate for Initial Class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of Initial Class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Initial Class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Initial Class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Initial Class of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of Initial Class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.705696.127
VIPOVRS-SANN-0825
Fidelity® Variable Insurance Products:

VIP High Income Portfolio

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP High Income Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Alternative Funds - 1.7%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $14,199,031)	1,429,651	13,793,700

Asset-Backed Securities - 0.6%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.1%
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.9695% 7/20/2037 (d)(e)(f)	250,000	251,145
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0318% 10/25/2037 (d)(e)(f)	175,000	176,722
TOTAL BAILIWICK OF JERSEY		427,867
GRAND CAYMAN (UK OVERSEAS TER) - 0.5%
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7695% 1/20/2035 (d)(e)(f)	150,000	148,139
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5224% 10/22/2037 (d)(e)(f)	100,000	100,001
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.2561% 3/30/2038 (d)(e)(f)	125,000	122,717
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 10.5061% 7/15/2039 (d)(e)(f)	250,000	253,051
Birch Grove Clo 4 Ltd Series 2024-4A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7561% 7/15/2037 (d)(e)(f)	250,000	250,776
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0195% 10/20/2037 (d)(e)(f)	100,000	100,549
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 11.579% 7/21/2038 (d)(e)(f)	250,000	254,647
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0205% 1/17/2038 (d)(e)(f)	100,000	100,106
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.8061% 10/15/2036 (d)(e)(f)	308,000	310,206
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.5334% 4/15/2038 (d)(e)(f)	200,000	202,061
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 10.2561% 7/15/2037 (d)(e)(f)	100,000	101,143
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5657% 7/20/2036 (d)(e)(f)	100,000	100,137
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5195% 10/20/2037 (d)(e)(f)	125,000	126,183
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.822% 2/20/2038 (d)(e)(f)	245,000	245,950
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.8695% 10/20/2037 (d)(e)(f)	121,000	122,082
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.3961% 2/15/2038 (d)(e)(f)	100,000	100,260
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 9.9695% 7/20/2037 (d)(e)(f)	1,000,000	1,008,790
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.9561% 1/15/2033 (d)(e)(f)	250,000	247,673
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.2561% 10/15/2039 (d)(e)(f)	125,000	126,965
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		4,021,436
TOTAL ASSET-BACKED SECURITIES (Cost $4,424,000)		4,449,303

Bank Loan Obligations - 9.2%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
DH Corporation/Societe DH 1LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.5725% 9/13/2029 (d)(e)(g)(h)	46,763	46,763
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 5/22/2030 (d)(e)(g)(i)	1,155,000	1,150,669
FRANCE - 0.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Altice France SA Tranche B-13 1LN, term loan CME Term SOFR 6 month Index + 4%, 10.5% 8/14/2026 (d)(e)(g)	1,825,000	1,601,437
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7561% 8/15/2028 (d)(e)(g)	2,491,692	2,251,518

TOTAL FRANCE		3,852,955
SWITZERLAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8327% 11/15/2030 (d)(e)(g)	1,580,000	1,489,150
UNITED KINGDOM - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG America LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5827% 2/7/2028 (d)(e)(g)	1,192,840	1,196,669
UNITED STATES - 8.2%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Level 3 Financing Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 3/29/2032 (d)(e)(g)	280,000	282,859
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7913% 4/16/2029 (d)(e)(g)	797,966	787,297
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7913% 4/15/2030 (d)(e)(g)	718,170	708,410
		1,778,566
Media - 0.1%
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8118% 1/18/2028 (d)(e)(g)	730,000	719,057
TOTAL COMMUNICATION SERVICES		2,497,623

Consumer Discretionary - 2.3%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 1/28/2032 (d)(e)(g)	280,000	280,176
Broadline Retail - 0.4%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8956% 6/18/2029 (d)(e)(g)	1,568,695	1,515,971
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 1/23/2032 (d)(e)(g)	1,967,611	1,962,082
		3,478,053
Diversified Consumer Services - 0.5%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5774% 3/4/2028 (d)(e)(g)	3,321,693	2,906,482
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (d)(g)	1,014,049	945,600
		3,852,082
Hotels, Restaurants & Leisure - 0.8%
ClubCorp Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5572% 9/18/2026 (d)(e)(g)	1,126,847	1,126,284
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 1/27/2029 (d)(e)(g)	473,776	472,947
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 1/28/2032 (d)(e)(g)	778,050	776,105
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5572% 6/1/2028 (d)(e)(g)	1,507,923	1,476,513
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5413% 12/30/2026 (d)(e)(g)	2,275,603	2,186,856
		6,038,705
Household Durables - 0.3%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6768% 6/29/2028 (d)(e)(g)	989,602	880,043
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 10/30/2027 (d)(e)(g)	1,000,368	992,185
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 10/30/2027 (d)(e)(g)	253,038	251,836
		2,124,064
Specialty Retail - 0.3%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1618% 6/6/2031 (d)(e)(g)	2,744,632	2,555,939
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 12/17/2027 (d)(e)(g)	159,584	157,132
		2,713,071
TOTAL CONSUMER DISCRETIONARY		18,486,151

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 12/30/2027 (d)(e)(g)	867,229	865,781
Mesquite Energy Inc 1LN, term loan 0% (d)(g)(h)(i)(j)	658,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (d)(e)(g)(h)(i)(j)	1,525,908	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8075% 10/30/2028 (d)(e)(g)	3,226,913	1,735,369
		2,601,150
Financials - 0.6%
Capital Markets - 0.0%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2597% 2/3/2032 (d)(e)(g)	160,000	159,467
Financial Services - 0.6%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 5/31/2032 (d)(e)(g)(i)	785,000	781,075
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 7/31/2031 (d)(e)(g)	1,139,282	1,142,404
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.072% 2/20/2032 (d)(e)(g)	2,365,000	2,361,547
		4,285,026
Insurance - 0.0%
Alliant Hldgs Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0715% 9/19/2031 (d)(e)(g)	104,281	104,292
TOTAL FINANCIALS		4,548,785

Health Care - 0.6%
Health Care Equipment & Supplies - 0.1%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 12/18/2030 (d)(e)(g)(i)	1,180,000	1,180,743
Health Care Providers & Services - 0.0%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 1%, 13.7956% 6/28/2029 (d)(e)(g)	420,483	341,643
Pharmaceuticals - 0.5%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5613% 10/8/2030 (d)(e)(g)	3,545,000	3,411,495
TOTAL HEALTH CARE		4,933,881

Industrials - 0.3%
Building Products - 0.1%
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 4/29/2029 (d)(e)(g)	760,046	698,133
Commercial Services & Supplies - 0.0%
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7759% 8/1/2030 (d)(e)(g)	388,112	323,297
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 6/28/2032 (d)(e)(g)(i)	110,000	110,550
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5799% 5/28/2032 (d)(e)(g)	65,000	65,358
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0476% 4/1/2031 (d)(e)(g)	50,000	50,083
		115,441
Transportation Infrastructure - 0.2%
Student Transportation of America Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 6/24/2032 (d)(e)(g)(i)	728,000	729,136
Student Transportation of America Holdings Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 6/24/2032 (d)(e)(g)(i)	52,000	52,081
		781,217
TOTAL INDUSTRIALS		2,028,638

Information Technology - 2.7%
Communications Equipment - 0.4%
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5768% 12/17/2029 (d)(e)(g)	2,800,000	2,830,632
IT Services - 0.8%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5177% 2/10/2028 (d)(e)(g)	1,262,096	1,205,301
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (d)(g)	926,253	745,634
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 3/20/2032 (d)(e)(g)	324,188	325,302
X Corp 1LN, term loan 9.5% 10/26/2029 (g)	1,550,000	1,506,089
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9268% 10/26/2029 (d)(e)(g)	2,339,003	2,282,726
		6,065,052
Software - 1.3%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1768% 12/10/2029 (d)(e)(g)	61,126	61,111
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 12/11/2028 (d)(e)(g)	1,262,685	1,261,902
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 10/16/2026 (d)(e)(g)	792,908	784,646
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0768% 11/22/2032 (d)(e)(g)	400,000	408,000
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 10/9/2029 (d)(e)(g)	333,884	334,511
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.428% 9/13/2029 (d)(e)(g)(h)	2,002,300	2,002,300
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.2913% 6/2/2028 (d)(e)(g)	1,994,819	1,941,896
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 8/31/2028 (d)(e)(g)(i)	965,000	965,106
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 8/31/2028 (d)(e)(g)	1,172,033	1,172,163
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3113% 2/10/2031 (d)(e)(g)	1,501,112	1,506,396
		10,438,031
Technology Hardware, Storage & Peripherals - 0.2%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3215% 2/20/2032 (d)(e)(g)	1,197,000	1,189,519
TOTAL INFORMATION TECHNOLOGY		20,523,234

Materials - 1.0%
Chemicals - 0.9%
American Rock Salt Co LLC 1LN, term loan 11.5943% 6/12/2028 (d)(g)	678,214	678,214
American Rock Salt Co LLC 1LN, term loan 2% 6/12/2028 (d)(g)(k)	431,355	431,355
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0224% 10/4/2029 (d)(e)(g)	1,237,490	1,234,780
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3206% 7/3/2028 (d)(e)(g)	968,553	880,947
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3118% 3/15/2029 (d)(e)(g)	2,093,004	2,087,332
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 4/2/2029 (d)(e)(g)	259,571	241,076
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0326% 8/25/2031 (d)(e)(g)	1,720,000	1,659,800
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2871% 1/31/2029 (d)(e)(g)	29,925	29,912
		7,243,416
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.5018% 4/13/2029 (d)(e)(g)	210,718	210,210
Metals & Mining - 0.1%
Vibrantz Technologies Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.6417% 4/23/2029 (d)(e)(g)	797,949	695,101
TOTAL MATERIALS		8,148,727

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.8268% 3/29/2030 (d)(e)(g)	780,094	773,268
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1913% 3/24/2028 (d)(e)(g)	406,896	402,192
		1,175,460
TOTAL UNITED STATES		64,943,649
TOTAL BANK LOAN OBLIGATIONS (Cost $75,079,354)		72,679,855

Commercial Mortgage Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class G, CME Term SOFR 1 month Index + 2.9145%, 7.2265% 6/15/2038 (d)(e)(f)	522,536	522,862
ELP Commercial Mortgage Trust Series 2021-ELP Class F, CME Term SOFR 1 month Index + 2.7815%, 7.0935% 11/15/2038 (d)(e)(f)	746,132	745,199
Extended Stay America Trust Series 2021-ESH Class F, CME Term SOFR 1 month Index + 3.8145%, 8.1265% 7/15/2038 (d)(e)(f)	279,619	279,619
Hilton USA Trust Series 2016-HHV Class F, 4.3333% 11/5/2038 (d)(f)	475,000	457,337
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 6.6265% 7/15/2038 (d)(e)(f)	1,111,000	1,109,612
TOTAL UNITED STATES		3,114,629
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,987,924)		3,114,629

Common Stocks - 2.8%
	Shares	Value ($)
TANZANIA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Helios Towers PLC (l)	750,900	1,253,359
UNITED STATES - 2.6%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (h)	163	2,241
Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Mesquite Energy Inc (h)(l)	82,533	16,585,787
New Fortress Energy Inc	28,760	95,483
		16,681,270
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Cano Health LLC (h)(l)	65,803	825,170
Cano Health LLC warrants (h)(l)	2,914	11,160
Surgery Partners Inc (l)	37,400	831,402
		1,667,732
Industrials - 0.0%
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc	9,586	47,834
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp (l)	4,000	356,840
IT Services - 0.2%
GTT Communications Inc (h)(l)	23,507	956,970
Semiconductors & Semiconductor Equipment - 0.1%
MKS Inc	3,500	347,760
ON Semiconductor Corp (l)	11,200	586,992
		934,752
TOTAL INFORMATION TECHNOLOGY		2,248,562

TOTAL UNITED STATES		20,647,639
TOTAL COMMON STOCKS (Cost $6,897,509)		21,900,998

Convertible Corporate Bonds - 1.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.4%
Communication Services - 0.4%
Media - 0.4%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	2,856,216	3,363,194
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Tempus AI Inc 0.75% 7/15/2030 (f)	430,000	434,085
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.2%
MKS Inc 1.25% 6/1/2030	1,290,000	1,271,295
ON Semiconductor Corp 0% 5/1/2027 (m)	288,000	340,963
Wolfspeed Inc 1.875% 12/1/2029	1,960,000	485,100
		2,097,358
Software - 0.4%
Core Scientific Inc 0% 6/15/2031 (f)(m)	1,894,000	2,057,358
Riot Platforms Inc 0.75% 1/15/2030 (f)	800,000	828,000
		2,885,358
TOTAL INFORMATION TECHNOLOGY		4,982,716

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Redfin Corp 0.5% 4/1/2027	1,931,000	1,733,263
Utilities - 0.1%
Electric Utilities - 0.1%
PG&E Corp 4.25% 12/1/2027	585,000	580,496
TOTAL UNITED STATES		11,093,754
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $10,913,760)		11,093,754

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Acrisure Holdings Inc Series A-2 (h) (Cost $1,183,989)	49,169	1,205,132

Non-Convertible Corporate Bonds - 79.1%
	Principal Amount (a)	Value ($)
ANGOLA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Azule Energy Finance Plc 8.125% 1/23/2030 (f)	555,000	548,339
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
FMG Resources August 2006 Pty Ltd 4.375% 4/1/2031 (f)	505,000	471,873
FMG Resources August 2006 Pty Ltd 4.5% 9/15/2027 (f)	422,000	416,928
Mineral Resources Ltd 8% 11/1/2027 (f)	395,000	396,841
Mineral Resources Ltd 8.5% 5/1/2030 (f)	790,000	786,092
Mineral Resources Ltd 9.25% 10/1/2028 (f)	675,000	690,800

TOTAL AUSTRALIA		2,762,534
BRAZIL - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
ERO Copper Corp 6.5% 2/15/2030 (f)	2,520,000	2,507,400
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (d)(f)	1,310,046	1,284,664

TOTAL BRAZIL		3,792,064
CANADA - 3.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
TELUS Corp 6.625% 10/15/2055 (d)	395,000	397,360
TELUS Corp 7% 10/15/2055 (d)	785,000	790,253
		1,187,613
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (f)	580,000	564,954
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (f)	1,950,000	1,817,144
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (f)	435,000	426,583
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (f)	780,000	791,016
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (f)	2,060,000	2,112,682
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (f)	955,000	958,178
		6,670,557
Consumer Staples - 0.2%
Household Products - 0.2%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (f)	1,935,000	1,757,139
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Parkland Corp 6.625% 8/15/2032 (f)	1,535,000	1,568,894
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (d)(f)	281,000	289,921
		1,858,815
Industrials - 0.8%
Aerospace & Defense - 0.3%
Bombardier Inc 6.75% 6/15/2033 (f)	695,000	720,160
Bombardier Inc 7% 6/1/2032 (f)	770,000	801,866
Bombardier Inc 7.25% 7/1/2031 (f)	1,105,000	1,159,919
		2,681,945
Commercial Services & Supplies - 0.4%
Wrangler Holdco Corp 6.625% 4/1/2032 (f)(n)	2,785,000	2,899,355
Machinery - 0.1%
New Flyer Holdings Inc 9.25% 7/1/2030 (f)(n)	410,000	432,567
TOTAL INDUSTRIALS		6,013,867

Information Technology - 0.3%
Software - 0.3%
Open Text Holdings Inc 4.125% 12/1/2031 (f)	1,110,000	1,021,990
Open Text Holdings Inc 4.125% 2/15/2030 (f)	1,080,000	1,020,724
		2,042,714
Materials - 0.6%
Chemicals - 0.0%
Methanex Corp 5.65% 12/1/2044	372,000	294,994
Containers & Packaging - 0.2%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (f)	1,850,000	1,892,348
Metals & Mining - 0.4%
Capstone Copper Corp 6.75% 3/31/2033 (f)	1,945,000	1,991,600
Champion Iron Canada Inc 7.875% 7/15/2032 (f)	390,000	395,416
		2,387,016
TOTAL MATERIALS		4,574,358

TOTAL CANADA		24,105,063
COLOMBIA - 0.3%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (f)	1,920,000	669,946
Gran Tierra Energy Inc 9.5% 10/15/2029 (f)	505,000	384,017
		1,053,963
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (f)	1,365,000	1,217,839
TOTAL COLOMBIA		2,271,802
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (f)	870,000	868,385
FINLAND - 0.3%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
Amer Sports Co 6.75% 2/16/2031 (f)	770,000	801,444
Materials - 0.2%
Paper & Forest Products - 0.2%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (f)	1,270,000	1,207,721
TOTAL FINLAND		2,009,165
FRANCE - 1.3%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Altice France SA 5.125% 1/15/2029 (f)	2,490,000	2,057,363
Altice France SA 5.125% 7/15/2029 (f)	3,325,000	2,748,196
Altice France SA 5.5% 1/15/2028 (f)	795,000	669,064
Altice France SA 5.5% 10/15/2029 (f)	2,055,000	1,703,420
Iliad Holding SASU 7% 4/15/2032 (f)	755,000	773,558
		7,951,601
Energy - 0.3%
Energy Equipment & Services - 0.3%
Vallourec SACA 7.5% 4/15/2032 (f)	1,400,000	1,467,431
Viridien 10% 10/15/2030 (f)	740,000	728,198
		2,195,629
TOTAL FRANCE		10,147,230
GERMANY - 0.5%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
ZF North America Capital Inc 6.75% 4/23/2030 (f)	655,000	629,171
ZF North America Capital Inc 6.875% 4/14/2028 (f)(n)	370,000	371,119
ZF North America Capital Inc 7.125% 4/14/2030 (f)(n)	370,000	361,766
		1,362,056
Industrials - 0.3%
Machinery - 0.3%
TK Elevator US Newco Inc 5.25% 7/15/2027 (f)	2,435,000	2,433,293
TOTAL GERMANY		3,795,349
GHANA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Kosmos Energy Ltd 7.125% 4/4/2026 (f)	1,100,000	1,060,125
Kosmos Energy Ltd 7.75% 5/1/2027 (f)	1,140,000	1,005,982
Kosmos Energy Ltd 8.75% 10/1/2031 (f)	355,000	262,700
Tullow Oil PLC 10.25% 5/15/2026 (f)	450,000	389,250

TOTAL GHANA		2,718,057
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (f)	1,235,000	1,266,012
GUATEMALA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA 4.5% 4/27/2031 (f)	785,000	714,546
IRELAND - 0.8%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Flutter Treasury DAC 5.875% 6/4/2031 (f)	2,010,000	2,025,075
Financials - 0.5%
Consumer Finance - 0.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (d)	465,000	465,741
Financial Services - 0.5%
GGAM Finance Ltd 6.875% 4/15/2029 (f)	970,000	1,002,813
GGAM Finance Ltd 8% 2/15/2027 (f)	1,565,000	1,613,579
GGAM Finance Ltd 8% 6/15/2028 (f)	1,040,000	1,100,028
		3,716,420
TOTAL FINANCIALS		4,182,161

TOTAL IRELAND		6,207,236
ISRAEL - 0.6%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Energean Israel Finance Ltd 5.375% 3/30/2028 (f)(o)	340,000	323,425
Energean PLC 6.5% 4/30/2027 (f)	2,105,000	2,062,900
		2,386,325
Health Care - 0.3%
Pharmaceuticals - 0.3%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	700,000	714,837
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	210,000	237,795
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	1,240,000	1,258,166
		2,210,798
TOTAL ISRAEL		4,597,123
LUXEMBOURG - 0.4%
Communication Services - 0.3%
Media - 0.3%
Altice Financing SA 5.75% 8/15/2029 (f)	2,160,000	1,577,190
Altice France Holding SA 6% 2/15/2028 (f)	1,565,000	547,750
		2,124,940
Information Technology - 0.1%
Software - 0.1%
ION Trading Technologies Sarl 5.75% 5/15/2028 (f)	1,383,000	1,334,378
TOTAL LUXEMBOURG		3,459,318
MADAGASCAR - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (f)(p)	785,000	782,253
NETHERLANDS - 0.1%
Communication Services - 0.1%
Media - 0.1%
Ziggo BV 4.875% 1/15/2030 (f)	770,000	719,198
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sigma Holdco BV 7.875% 5/15/2026 (f)	390,000	390,004
TOTAL NETHERLANDS		1,109,202
NIGERIA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
IHS Holding Ltd 7.875% 5/29/2030 (f)	560,000	561,226
IHS Holding Ltd 8.25% 11/29/2031 (f)	960,000	969,005

TOTAL NIGERIA		1,530,231
NORWAY - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Seadrill Finance Ltd 8.375% 8/1/2030 (f)	1,030,000	1,049,047
TGS ASA 8.5% 1/15/2030 (f)	1,070,000	1,104,222

TOTAL NORWAY		2,153,269
PANAMA - 0.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (f)	1,885,000	1,890,301
Wireless Telecommunication Services - 0.3%
C&W Senior Finance Ltd 9% 1/15/2033 (f)	2,260,000	2,314,523
TOTAL PANAMA		4,204,824
PUERTO RICO - 0.1%
Communication Services - 0.1%
Media - 0.1%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (f)	810,000	476,897
SOUTH AFRICA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (f)	1,285,000	1,090,644
SPAIN - 0.2%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (f)	370,000	355,691
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (f)	1,480,000	1,414,753
TOTAL SPAIN		1,770,444
SWITZERLAND - 0.3%
Industrials - 0.2%
Aerospace & Defense - 0.2%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (f)	830,000	778,108
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (f)	280,000	281,730
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (f)	275,000	282,643
		1,342,481
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 12% 2/15/2031 (f)	1,170,000	1,147,579
TOTAL SWITZERLAND		2,490,060
TANZANIA - 0.2%
Information Technology - 0.2%
Communications Equipment - 0.2%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (f)	1,610,000	1,642,361
TURKEY - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Eldorado Gold Corp 6.25% 9/1/2029 (f)	860,000	861,694
UNITED KINGDOM - 1.6%
Communication Services - 0.4%
Media - 0.4%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (f)	2,610,000	2,432,748
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (f)	415,000	380,206
TOTAL COMMUNICATION SERVICES		2,812,954

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (f)	255,000	266,208
Automobiles - 0.2%
Mclaren Finance PLC 7.5% 8/1/2026 (f)	1,025,000	1,025,820
Specialty Retail - 0.1%
Belron UK Finance PLC 5.75% 10/15/2029 (f)	850,000	856,640
TOTAL CONSUMER DISCRETIONARY		2,148,668

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EG Global Finance PLC 12% 11/30/2028 (f)	3,280,000	3,620,537
Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (f)	650,000	617,977
Materials - 0.2%
Chemicals - 0.2%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (f)	1,540,000	1,560,051
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (f)	1,725,000	1,727,812
TOTAL UNITED KINGDOM		12,487,999
UNITED STATES - 66.0%
Communication Services - 5.5%
Diversified Telecommunication Services - 1.3%
Cablevision Lightpath LLC 3.875% 9/15/2027 (f)	455,000	438,534
Cablevision Lightpath LLC 5.625% 9/15/2028 (f)	950,000	917,753
Frontier Communications Holdings LLC 5.875% 11/1/2029	615,000	621,138
Frontier Communications Holdings LLC 8.75% 5/15/2030 (f)	685,000	716,422
Level 3 Financing Inc 11% 11/15/2029 (f)	636,969	730,659
Level 3 Financing Inc 3.875% 10/15/2030 (f)	975,000	845,813
Level 3 Financing Inc 4% 4/15/2031 (f)	2,380,000	2,034,900
Level 3 Financing Inc 4.5% 4/1/2030 (f)	890,000	805,450
Level 3 Financing Inc 6.875% 6/30/2033 (f)	3,130,000	3,184,847
		10,295,516
Interactive Media & Services - 0.1%
Snap Inc 6.875% 3/1/2033 (f)	760,000	779,856
Media - 4.1%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (f)(n)	1,370,000	1,219,556
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (f)	1,350,000	1,261,134
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032	2,885,000	2,686,635
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (f)	1,530,000	1,458,671
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (f)(n)	1,975,000	1,873,341
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (f)	905,000	896,661
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (f)	500,000	462,449
Clear Channel Outdoor Holdings Inc 7.75% 4/15/2028 (f)	750,000	708,750
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (f)(n)	1,525,000	1,574,172
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (f)(n)	515,000	539,629
CSC Holdings LLC 3.375% 2/15/2031 (f)	2,500,000	1,732,223
CSC Holdings LLC 4.125% 12/1/2030 (f)	1,300,000	917,166
CSC Holdings LLC 4.5% 11/15/2031 (f)	345,000	242,771
CSC Holdings LLC 4.625% 12/1/2030 (f)	2,140,000	995,220
CSC Holdings LLC 5.375% 2/1/2028 (f)	2,110,000	1,931,823
DISH DBS Corp 5.125% 6/1/2029	2,040,000	1,359,701
DISH Network Corp 11.75% 11/15/2027 (f)	785,000	809,198
EchoStar Corp 10.75% 11/30/2029	2,759,657	2,838,583
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (d)	2,164,497	1,975,386
Sirius XM Radio LLC 5.5% 7/1/2029 (f)(n)	410,000	407,300
TEGNA Inc 4.625% 3/15/2028 (n)	240,000	233,242
TEGNA Inc 5% 9/15/2029	425,000	405,953
Univision Communications Inc 4.5% 5/1/2029 (f)(n)	370,000	336,404
Univision Communications Inc 6.625% 6/1/2027 (f)	890,000	887,572
Univision Communications Inc 7.375% 6/30/2030 (f)	1,140,000	1,120,318
Univision Communications Inc 8% 8/15/2028 (f)	1,165,000	1,182,218
Univision Communications Inc 8.5% 7/31/2031 (f)(n)	2,590,000	2,592,869
		32,648,945
TOTAL COMMUNICATION SERVICES		43,724,317

Consumer Discretionary - 9.2%
Automobile Components - 0.4%
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (f)	1,760,000	1,830,025
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (f)	205,000	210,423
Patrick Industries Inc 6.375% 11/1/2032 (f)	1,195,000	1,198,283
		3,238,731
Automobiles - 0.1%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (f)	785,000	771,280
Broadline Retail - 0.6%
CMG Media Corp 8.875% 6/18/2029 (f)	420,000	395,919
GrubHub Holdings Inc 5.5% 7/1/2027 (f)(n)	480,000	465,796
Kohl's Corp 4.25% 7/17/2025	85,000	84,772
Match Group Holdings II LLC 3.625% 10/1/2031 (f)	220,000	196,843
Match Group Holdings II LLC 4.125% 8/1/2030 (f)	580,000	542,408
Match Group Holdings II LLC 5% 12/15/2027 (f)	167,000	166,084
Wayfair LLC 7.25% 10/31/2029 (f)(n)	935,000	935,419
Wayfair LLC 7.75% 9/15/2030 (f)(n)	2,025,000	2,037,567
		4,824,808
Diversified Consumer Services - 1.1%
Service Corp International/US 4% 5/15/2031 (n)	1,022,000	956,264
Service Corp International/US 4.625% 12/15/2027	167,000	165,980
Service Corp International/US 5.125% 6/1/2029 (n)	365,000	363,437
Service Corp International/US 5.75% 10/15/2032	1,420,000	1,434,482
Sotheby's 7.375% 10/15/2027 (f)	2,465,000	2,436,623
StoneMor Inc 8.5% 5/15/2029 (f)	500,000	457,506
TKC Holdings Inc 10.5% 5/15/2029 (f)	1,530,000	1,572,124
TKC Holdings Inc 6.875% 5/15/2028 (f)	1,290,000	1,282,032
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (f)	150,000	149,459
		8,817,907
Hotels, Restaurants & Leisure - 4.4%
Aramark Services Inc 5% 2/1/2028 (f)	775,000	771,881
Caesars Entertainment Inc 6% 10/15/2032 (f)(n)	605,000	593,331
Caesars Entertainment Inc 6.5% 2/15/2032 (f)	1,415,000	1,451,954
Caesars Entertainment Inc 7% 2/15/2030 (f)	875,000	906,134
Carnival Corp 5.75% 3/15/2030 (f)	790,000	803,336
Carnival Corp 5.875% 6/15/2031 (f)	2,040,000	2,078,250
Carnival Corp 6% 5/1/2029 (f)	1,310,000	1,323,679
Carnival Corp 6.125% 2/15/2033 (f)	945,000	966,893
Carnival Corp 6.65% 1/15/2028	175,000	180,307
Carnival Corp 7% 8/15/2029 (f)	1,535,000	1,617,055
Churchill Downs Inc 5.75% 4/1/2030 (f)(n)	2,370,000	2,377,724
ClubCorp Holdings Inc 8.5% 9/15/2025 (f)	195,000	189,149
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (f)	1,847,000	1,769,087
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (f)	2,355,000	2,173,198
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (f)	800,000	724,686
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (f)	295,000	282,791
Hilton Domestic Operating Co Inc 4% 5/1/2031 (f)	1,615,000	1,518,463
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (f)	785,000	799,819
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (f)	1,530,000	1,553,758
Life Time Inc 6% 11/15/2031 (f)	1,595,000	1,620,440
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (f)	815,000	640,214
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (f)	1,000,000	1,032,208
NCL Finance Ltd 6.125% 3/15/2028 (f)	370,000	376,019
Neogen Food Safety Corp 8.625% 7/20/2030 (f)(n)	1,050,000	1,086,054
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (f)	870,000	875,315
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (f)	975,000	1,002,183
Station Casinos LLC 4.5% 2/15/2028 (f)(n)	750,000	735,453
Station Casinos LLC 6.625% 3/15/2032 (f)(n)	1,540,000	1,574,669
Viking Cruises Ltd 9.125% 7/15/2031 (f)	275,000	296,175
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (f)	370,000	368,196
VOC Escrow Ltd 5% 2/15/2028 (f)	510,000	507,424
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (f)	815,000	820,226
Yum! Brands Inc 3.625% 3/15/2031	365,000	336,910
Yum! Brands Inc 4.75% 1/15/2030 (f)(n)	882,000	873,688
Yum! Brands Inc 5.375% 4/1/2032 (n)	290,000	290,214
		34,516,883
Household Durables - 0.9%
LGI Homes Inc 7% 11/15/2032 (f)(n)	1,585,000	1,508,524
LGI Homes Inc 8.75% 12/15/2028 (f)	580,000	602,932
New Home Co Inc/The 8.5% 11/1/2030 (f)	465,000	473,586
Newell Brands Inc 6.375% 5/15/2030	465,000	452,052
Newell Brands Inc 6.375% 9/15/2027 (n)	230,000	233,088
Newell Brands Inc 6.625% 9/15/2029 (n)	240,000	237,568
Newell Brands Inc 8.5% 6/1/2028 (f)	720,000	756,153
Somnigroup International Inc 3.875% 10/15/2031 (f)	870,000	790,973
TopBuild Corp 4.125% 2/15/2032 (f)	800,000	741,834
Whirlpool Corp 6.125% 6/15/2030	440,000	443,867
Whirlpool Corp 6.5% 6/15/2033 (n)	765,000	767,450
		7,008,027
Specialty Retail - 1.4%
Asbury Automotive Group Inc 4.75% 3/1/2030	565,000	547,049
Asbury Automotive Group Inc 5% 2/15/2032 (f)	580,000	551,852
Bath & Body Works Inc 6.625% 10/1/2030 (f)	835,000	860,592
Bath & Body Works Inc 6.694% 1/15/2027 (n)	375,000	383,626
Bath & Body Works Inc 6.95% 3/1/2033 (n)	710,000	729,897
Carvana Co 10.25% 5/1/2030 (f)	85,000	90,100
Carvana Co 11% 6/1/2030 pay-in-kind (d)(f)	597,877	628,577
Carvana Co 14% 6/1/2031 pay-in-kind (d)(f)	764,852	906,037
Carvana Co 4.875% 9/1/2029 (f)	525,000	475,125
Carvana Co 5.5% 4/15/2027 (f)	622,000	606,450
Carvana Co 5.875% 10/1/2028 (f)	305,000	292,038
Carvana Co 9% 12/1/2028 pay-in-kind (d)(f)	335,900	344,522
Group 1 Automotive Inc 6.375% 1/15/2030 (f)(n)	740,000	759,879
Michaels Cos Inc/The 5.25% 5/1/2028 (f)(n)	375,000	299,812
Sgus LLC 11% 12/15/2029 (f)(h)	351,818	351,818
Staples Inc 10.75% 9/1/2029 (f)	2,000,000	1,892,851
Staples Inc 12.75% 1/15/2030 (f)	750,000	496,317
Wand NewCo 3 Inc 7.625% 1/30/2032 (f)(n)	1,040,000	1,092,966
		11,309,508
Textiles, Apparel & Luxury Goods - 0.3%
Crocs Inc 4.125% 8/15/2031 (f)(n)	1,407,000	1,267,020
Crocs Inc 4.25% 3/15/2029 (f)	167,000	159,316
Wolverine World Wide Inc 4% 8/15/2029 (f)	1,155,000	1,035,574
		2,461,910
TOTAL CONSUMER DISCRETIONARY		72,949,054

Consumer Staples - 3.1%
Beverages - 0.3%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (f)	2,625,000	2,643,298
Consumer Staples Distribution & Retail - 1.7%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.25% 3/15/2026 (f)	195,000	192,314
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (f)(n)	1,662,000	1,574,545
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (f)	1,200,000	1,179,619
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (f)	845,000	871,048
C&S Group Enterprises LLC 5% 12/15/2028 (f)	1,465,000	1,322,771
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (f)(n)	1,935,000	2,003,989
Performance Food Group Inc 4.25% 8/1/2029 (f)	400,000	385,700
Performance Food Group Inc 5.5% 10/15/2027 (f)	125,000	124,738
Performance Food Group Inc 6.125% 9/15/2032 (f)(n)	1,460,000	1,493,484
US Foods Inc 5.75% 4/15/2033 (f)	3,120,000	3,116,725
US Foods Inc 7.25% 1/15/2032 (f)	750,000	789,783
		13,054,716
Food Products - 1.1%
Darling Ingredients Inc 6% 6/15/2030 (f)	680,000	688,978
Fiesta Purchaser Inc 7.875% 3/1/2031 (f)	705,000	748,149
Fiesta Purchaser Inc 9.625% 9/15/2032 (f)	1,100,000	1,160,685
Lamb Weston Holdings Inc 4.125% 1/31/2030 (f)(n)	820,000	781,949
Lamb Weston Holdings Inc 4.375% 1/31/2032 (f)	830,000	777,295
Pilgrim's Pride Corp 3.5% 3/1/2032	1,385,000	1,246,850
Post Holdings Inc 4.625% 4/15/2030 (f)(n)	1,125,000	1,081,389
Post Holdings Inc 6.25% 10/15/2034 (f)	360,000	362,044
Post Holdings Inc 6.25% 2/15/2032 (f)	305,000	313,444
Post Holdings Inc 6.375% 3/1/2033 (f)	575,000	580,242
TreeHouse Foods Inc 4% 9/1/2028	850,000	775,035
		8,516,060
TOTAL CONSUMER STAPLES		24,214,074

Energy - 9.6%
Energy Equipment & Services - 1.8%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (f)	305,000	306,009
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (f)(n)	1,240,000	1,263,359
Kodiak Gas Services LLC 7.25% 2/15/2029 (f)	1,150,000	1,189,573
Nabors Industries Inc 7.375% 5/15/2027 (f)	885,000	873,936
Nabors Industries Inc 8.875% 8/15/2031 (f)	340,000	252,554
Nabors Industries Ltd 7.5% 1/15/2028 (f)	1,480,000	1,320,352
Transocean Inc 8% 2/1/2027 (f)	2,615,000	2,576,086
Transocean Inc 8.25% 5/15/2029 (f)	2,695,000	2,491,368
Transocean Inc 8.5% 5/15/2031 (f)	850,000	758,751
Transocean Poseidon Ltd 6.875% 2/1/2027 (f)	312,375	312,982
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027	360,000	360,724
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (f)(n)	915,000	937,813
Valaris Ltd 8.375% 4/30/2030 (f)	1,255,000	1,287,597
		13,931,104
Oil, Gas & Consumable Fuels - 7.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (f)	532,000	531,350
California Resources Corp 7.125% 2/1/2026 (f)	95,000	95,057
California Resources Corp 8.25% 6/15/2029 (f)	2,020,000	2,073,484
CITGO Petroleum Corp 6.375% 6/15/2026 (f)	1,535,000	1,534,260
CITGO Petroleum Corp 8.375% 1/15/2029 (f)	755,000	785,313
CNX Resources Corp 7.25% 3/1/2032 (f)	1,530,000	1,584,180
CNX Resources Corp 7.375% 1/15/2031 (f)	385,000	401,592
Comstock Resources Inc 5.875% 1/15/2030 (f)(n)	1,225,000	1,189,866
Comstock Resources Inc 6.75% 3/1/2029 (f)	1,585,000	1,588,549
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (f)	1,420,000	1,402,813
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (f)	925,000	1,003,706
CVR Energy Inc 5.75% 2/15/2028 (f)	754,000	721,959
CVR Energy Inc 8.5% 1/15/2029 (f)	1,975,000	1,975,774
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (f)	1,315,000	1,320,425
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (f)	870,000	865,946
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (f)	915,000	949,662
DT Midstream Inc 4.125% 6/15/2029 (f)	935,000	903,047
DT Midstream Inc 4.375% 6/15/2031 (f)	365,000	349,518
Genesis Energy LP / Genesis Energy Finance Corp 7.875% 5/15/2032 (n)	375,000	389,900
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029 (n)	1,220,000	1,238,833
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (f)	295,000	299,134
Harvest Midstream I LP 7.5% 5/15/2032 (f)	1,430,000	1,510,322
Harvest Midstream I LP 7.5% 9/1/2028 (f)	645,000	655,988
Hess Midstream Operations LP 4.25% 2/15/2030 (f)	1,155,000	1,110,501
Hess Midstream Operations LP 5.5% 10/15/2030 (f)(n)	1,855,000	1,863,218
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (f)	770,000	809,807
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (f)	745,000	782,132
Kinetik Holdings LP 5.875% 6/15/2030 (f)(n)	890,000	897,547
Kinetik Holdings LP 6.625% 12/15/2028 (f)	1,585,000	1,621,122
Matador Resources Co 6.25% 4/15/2033 (f)	400,000	397,043
Matador Resources Co 6.5% 4/15/2032 (f)	1,070,000	1,070,557
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (f)	1,350,000	1,313,057
Murphy Oil Corp 6% 10/1/2032 (n)	840,000	800,879
Murphy Oil USA Inc 3.75% 2/15/2031 (f)(n)	860,000	793,331
Northern Oil & Gas Inc 8.125% 3/1/2028 (f)	1,085,000	1,094,641
Northern Oil & Gas Inc 8.75% 6/15/2031 (f)	1,705,000	1,756,994
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (f)	2,215,000	1,988,597
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (f)	1,930,000	1,877,226
Permian Resources Operating LLC 5.875% 7/1/2029 (f)	1,010,000	1,013,787
Permian Resources Operating LLC 7% 1/15/2032 (f)(n)	1,670,000	1,731,259
Prairie Acquiror LP 9% 8/1/2029 (f)	495,000	515,600
Rockies Express Pipeline LLC 4.8% 5/15/2030 (f)	250,000	242,369
Rockies Express Pipeline LLC 4.95% 7/15/2029 (f)	1,010,000	991,512
Rockies Express Pipeline LLC 6.75% 3/15/2033 (f)	665,000	694,040
Rockies Express Pipeline LLC 6.875% 4/15/2040 (f)	225,000	225,392
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (f)	1,407,000	1,473,227
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030	910,000	874,967
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	620,000	601,890
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028	500,000	501,338
Sunoco LP 6.25% 7/1/2033 (f)	1,140,000	1,159,037
Sunoco LP 7.25% 5/1/2032 (f)	480,000	503,991
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (f)	1,542,000	1,532,944
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (f)	2,100,000	2,049,277
Talos Production Inc 9% 2/1/2029 (f)(n)	710,000	726,943
Venture Global Calcasieu 3.875% 8/15/2029 (f)	310,000	292,246
Venture Global Calcasieu 4.125% 8/15/2031 (f)	395,000	365,609
Venture Global LNG Inc 7% 1/15/2030 (f)	510,000	515,566
Venture Global Plaquemines LNG LLC 0% 1/15/2034 (f)	1,565,000	1,565,001
Venture Global Plaquemines LNG LLC 0% 1/15/2036 (f)	1,215,000	1,215,000
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (f)	1,390,000	1,488,444
		61,826,769
TOTAL ENERGY		75,757,873

Financials - 7.4%
Banks - 0.1%
Western Alliance Bancorp 3% 6/15/2031 (d)	845,000	785,317
Capital Markets - 1.4%
AssuredPartners Inc 5.625% 1/15/2029 (f)	795,000	792,892
BroadStreet Partners Inc 5.875% 4/15/2029 (f)	870,000	859,786
Coinbase Global Inc 3.375% 10/1/2028 (f)	840,000	787,500
Focus Financial Partners LLC 6.75% 9/15/2031 (f)	1,305,000	1,332,097
Hightower Holding LLC 6.75% 4/15/2029 (f)	625,000	622,885
Hightower Holding LLC 9.125% 1/31/2030 (f)	1,455,000	1,543,083
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (f)	560,000	543,252
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (f)	1,665,000	1,680,894
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (f)	1,020,000	1,048,770
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (f)	630,000	627,730
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (f)	1,335,000	1,400,948
		11,239,837
Consumer Finance - 0.9%
Ally Financial Inc 5.75% 11/20/2025	235,000	235,534
Ally Financial Inc 6.7% 2/14/2033 (n)	685,000	713,725
Ford Motor Credit Co LLC 4% 11/13/2030	350,000	319,532
OneMain Finance Corp 6.625% 5/15/2029	555,000	570,013
OneMain Finance Corp 6.75% 3/15/2032	790,000	804,858
OneMain Finance Corp 7.125% 11/15/2031	385,000	400,614
OneMain Finance Corp 7.125% 9/15/2032	1,545,000	1,599,491
OneMain Finance Corp 7.5% 5/15/2031	1,535,000	1,603,405
PRA Group Inc 5% 10/1/2029 (f)(n)	685,000	631,290
PRA Group Inc 8.875% 1/31/2030 (f)(n)	605,000	623,513
		7,501,975
Financial Services - 2.2%
Block Inc 3.5% 6/1/2031	715,000	655,846
Block Inc 6.5% 5/15/2032	1,525,000	1,573,378
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (f)(n)	460,000	455,411
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	2,455,000	2,063,619
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	680,000	635,866
Nationstar Mortgage Holdings Inc 6.5% 8/1/2029 (f)	1,160,000	1,184,887
NFE Financing LLC 12% 11/15/2029 (f)	1,041,914	473,029
PennyMac Financial Services Inc 6.875% 5/15/2032 (f)	1,570,000	1,605,278
Rocket Cos Inc 6.125% 8/1/2030 (f)	945,000	962,983
Rocket Cos Inc 6.375% 8/1/2033 (f)	1,255,000	1,284,117
Saks Global Enterprises LLC 11% 12/15/2029 (f)	1,290,000	683,700
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (f)	1,185,000	1,230,704
UWM Holdings LLC 6.625% 2/1/2030 (f)(n)	840,000	840,868
Walker & Dunlop Inc 6.625% 4/1/2033 (f)	765,000	785,068
WEX Inc 6.5% 3/15/2033 (f)(n)	925,000	933,234
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (f)	1,670,000	1,748,968
		17,116,956
Insurance - 2.6%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (f)	290,000	278,320
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (f)	635,000	617,340
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (f)	390,000	395,527
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (f)	150,000	154,955
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (f)	880,000	910,666
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (f)	535,000	557,909
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (f)	1,110,000	1,094,193
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (f)	1,780,000	1,813,106
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (f)	1,435,000	1,434,153
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (f)	570,000	579,465
AmWINS Group Inc 4.875% 6/30/2029 (f)	2,230,000	2,167,146
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (f)(n)	1,255,000	1,283,752
Athene Holding Ltd 6.875% 6/28/2055 (d)	1,175,000	1,169,243
HUB International Ltd 5.625% 12/1/2029 (f)(n)	500,000	500,068
HUB International Ltd 7.25% 6/15/2030 (f)	2,210,000	2,309,527
HUB International Ltd 7.375% 1/31/2032 (f)	410,000	428,995
Panther Escrow Issuer LLC 7.125% 6/1/2031 (f)	1,630,000	1,693,164
Ryan Specialty LLC 5.875% 8/1/2032 (f)(n)	1,790,000	1,804,080
USI Inc/NY 7.5% 1/15/2032 (f)	740,000	780,817
		19,972,426
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Starwood Property Trust Inc 6.5% 10/15/2030 (f)	780,000	805,303
Starwood Property Trust Inc 6.5% 7/1/2030 (f)	1,110,000	1,146,475
		1,951,778
TOTAL FINANCIALS		58,568,289

Health Care - 5.8%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (f)	480,000	383,709
Health Care Equipment & Supplies - 0.9%
Avantor Funding Inc 3.875% 11/1/2029 (f)(n)	830,000	785,845
Avantor Funding Inc 4.625% 7/15/2028 (f)	548,000	538,114
Hologic Inc 3.25% 2/15/2029 (f)	500,000	476,476
Insulet Corp 6.5% 4/1/2033 (f)	375,000	390,969
Medline Borrower LP 3.875% 4/1/2029 (f)	2,555,000	2,450,861
Medline Borrower LP 5.25% 10/1/2029 (f)(n)	970,000	962,439
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (f)	1,540,000	1,582,017
		7,186,721
Health Care Providers & Services - 3.3%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (f)(n)	1,215,000	1,251,732
CHS/Community Health Systems Inc 4.75% 2/15/2031 (f)	2,405,000	2,055,993
CHS/Community Health Systems Inc 5.25% 5/15/2030 (f)(n)	2,590,000	2,296,677
CHS/Community Health Systems Inc 5.625% 3/15/2027 (f)	1,515,000	1,492,245
CHS/Community Health Systems Inc 6.125% 4/1/2030 (f)	625,000	462,163
CHS/Community Health Systems Inc 6.875% 4/15/2029 (f)	520,000	414,622
CVS Health Corp 6.75% 12/10/2054 (d)	465,000	466,013
CVS Health Corp 7% 3/10/2055 (d)(n)	1,870,000	1,928,737
DaVita Inc 3.75% 2/15/2031 (f)	440,000	400,180
DaVita Inc 4.625% 6/1/2030 (f)	1,655,000	1,585,691
DaVita Inc 6.75% 7/15/2033 (f)(n)	1,935,000	1,998,076
HAH Group Holding Co LLC 9.75% 10/1/2031 (f)	405,000	401,522
HealthEquity Inc 4.5% 10/1/2029 (f)(n)	1,275,000	1,239,661
Humana Inc 5.875% 3/1/2033 (n)	730,000	754,408
ModivCare Inc 5% 10/1/2029 (f)	120,000	3,599
Molina Healthcare Inc 3.875% 11/15/2030 (f)	855,000	794,381
Molina Healthcare Inc 3.875% 5/15/2032 (f)(n)	390,000	354,981
Molina Healthcare Inc 6.25% 1/15/2033 (f)	535,000	544,576
Surgery Center Holdings Inc 7.25% 4/15/2032 (f)	460,000	468,746
Tenet Healthcare Corp 4.25% 6/1/2029	735,000	712,815
Tenet Healthcare Corp 4.375% 1/15/2030	745,000	721,160
Tenet Healthcare Corp 4.625% 6/15/2028	1,320,000	1,303,449
Tenet Healthcare Corp 6.125% 6/15/2030	2,275,000	2,312,826
Tenet Healthcare Corp 6.75% 5/15/2031 (n)	240,000	248,301
US Acute Care Solutions LLC 9.75% 5/15/2029 (f)	1,385,000	1,428,542
		25,641,096
Health Care Technology - 0.4%
IQVIA Inc 6.25% 6/1/2032 (f)	1,930,000	1,980,602
IQVIA Inc 6.5% 5/15/2030 (f)(n)	1,515,000	1,561,938
		3,542,540
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (f)	665,000	624,259
Charles River Laboratories International Inc 4% 3/15/2031 (f)(n)	170,000	155,770
		780,029
Pharmaceuticals - 1.1%
1261229 BC Ltd 10% 4/15/2032 (f)	3,610,000	3,641,660
Bausch Health Americas Inc 9.25% 4/1/2026 (f)	2,040,000	2,027,250
Bausch Health Cos Inc 11% 9/30/2028 (f)	670,000	663,300
Bausch Health Cos Inc 5.25% 1/30/2030 (f)	285,000	180,459
Jazz Securities DAC 4.375% 1/15/2029 (f)	810,000	782,392
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (f)(n)	415,000	399,135
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (f)(n)	895,000	776,732
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (f)(n)	380,000	364,931
		8,835,859
TOTAL HEALTH CARE		46,369,954

Industrials - 10.2%
Aerospace & Defense - 1.8%
ATI Inc 4.875% 10/1/2029	720,000	705,219
ATI Inc 5.875% 12/1/2027	770,000	770,351
BWX Technologies Inc 4.125% 6/30/2028 (f)	2,000,000	1,951,139
Moog Inc 4.25% 12/15/2027 (f)	400,000	390,525
Spirit AeroSystems Inc 9.75% 11/15/2030 (f)	565,000	623,111
TransDigm Inc 6% 1/15/2033 (f)	2,350,000	2,362,769
TransDigm Inc 6.375% 3/1/2029 (f)	2,420,000	2,482,778
TransDigm Inc 6.375% 5/31/2033 (f)	4,960,000	4,964,497
		14,250,389
Air Freight & Logistics - 0.3%
Rand Parent LLC 8.5% 2/15/2030 (f)(n)	2,055,000	2,063,549
Building Products - 1.4%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (f)	1,225,000	1,252,877
BCPE Ulysses Intermediate Inc 7.75% 4/1/2027 pay-in-kind (d)(f)	1,310,000	1,266,147
Builders FirstSource Inc 4.25% 2/1/2032 (f)(n)	1,270,000	1,176,605
Builders FirstSource Inc 6.75% 5/15/2035 (f)	1,005,000	1,034,763
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (f)(n)	1,495,000	1,378,704
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (f)	1,935,000	1,977,903
JH North America Holdings Inc 6.125% 7/31/2032 (f)(n)	775,000	787,868
Masterbrand Inc 7% 7/15/2032 (f)	1,140,000	1,164,227
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (f)	305,000	312,826
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (f)(n)	590,000	560,863
		10,912,783
Commercial Services & Supplies - 3.0%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (f)	1,060,000	1,030,925
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (f)	1,115,000	1,130,124
Allied Universal Holdco LLC 7.875% 2/15/2031 (f)	1,260,000	1,316,312
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (f)	1,365,000	1,323,693
Artera Services LLC 8.5% 2/15/2031 (f)(n)	4,495,000	3,743,081
Brand Industrial Services Inc 10.375% 8/1/2030 (f)	3,090,000	2,850,946
Clean Harbors Inc 6.375% 2/1/2031 (f)	910,000	932,316
CoreCivic Inc 8.25% 4/15/2029 (n)	1,530,000	1,622,190
GEO Group Inc/The 10.25% 4/15/2031	1,535,000	1,683,524
GEO Group Inc/The 8.625% 4/15/2029	750,000	794,047
GFL Environmental Inc 6.75% 1/15/2031 (f)	555,000	580,765
Madison IAQ LLC 4.125% 6/30/2028 (f)	400,000	388,589
Madison IAQ LLC 5.875% 6/30/2029 (f)	1,615,000	1,588,795
Neptune Bidco US Inc 9.29% 4/15/2029 (f)	2,870,000	2,776,725
OT Midco Inc 10% 2/15/2030 (f)	1,265,000	977,578
Waste Pro USA Inc 7% 2/1/2033 (f)	710,000	737,064
Williams Scotsman Inc 6.625% 4/15/2030 (f)	550,000	571,313
		24,047,987
Construction & Engineering - 0.5%
Pike Corp 5.5% 9/1/2028 (f)	1,425,000	1,424,069
Pike Corp 8.625% 1/31/2031 (f)	850,000	924,442
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (f)	1,295,000	1,324,137
		3,672,648
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (f)	700,000	665,756
Ground Transportation - 0.5%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (f)(n)	155,000	161,881
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (f)(n)	770,000	805,589
Genesee & Wyoming Inc 6.25% 4/15/2032 (f)	1,155,000	1,178,531
XPO Inc 6.25% 6/1/2028 (f)	205,000	208,061
XPO Inc 7.125% 2/1/2032 (f)(n)	975,000	1,021,866
XPO Inc 7.125% 6/1/2031 (f)(n)	345,000	360,657
		3,736,585
Machinery - 0.5%
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (d)(f)(p)	1,470,000	1,523,677
Enpro Inc 6.125% 6/1/2033 (f)(n)	1,160,000	1,185,893
Mueller Water Products Inc 4% 6/15/2029 (f)	1,277,000	1,225,969
		3,935,539
Passenger Airlines - 0.2%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (f)(n)	145,000	148,081
American Airlines 2016-3 Class A Pass Through Trust 8.5% 5/15/2029 (f)(n)	560,000	587,179
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (f)	615,000	598,322
		1,333,582
Professional Services - 0.9%
Amentum Holdings Inc 7.25% 8/1/2032 (f)(n)	1,560,000	1,605,479
Booz Allen Hamilton Inc 3.875% 9/1/2028 (f)(n)	2,038,000	1,969,463
CACI International Inc 6.375% 6/15/2033 (f)	1,505,000	1,553,082
Science Applications International Corp 4.875% 4/1/2028 (f)(n)	630,000	620,233
TriNet Group Inc 3.5% 3/1/2029 (f)	415,000	389,997
TriNet Group Inc 7.125% 8/15/2031 (f)(n)	590,000	614,542
		6,752,796
Trading Companies & Distributors - 1.0%
Fortress Transportation and Infrastructure Investors LLC 5.875% 4/15/2033 (f)	480,000	473,957
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (f)	385,000	397,523
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (f)	1,090,000	1,156,504
Herc Holdings Inc 7% 6/15/2030 (f)	1,530,000	1,597,867
Herc Holdings Inc 7.25% 6/15/2033 (f)	1,100,000	1,152,581
QXO Building Products Inc 6.75% 4/30/2032 (f)	1,140,000	1,174,430
United Rentals North America Inc 6% 12/15/2029 (f)(n)	365,000	373,795
United Rentals North America Inc 6.125% 3/15/2034 (f)	1,925,000	1,982,795
		8,309,452
Transportation Infrastructure - 0.1%
Beacon Mobility Corp 7.25% 8/1/2030 (f)(p)	685,000	699,407
TOTAL INDUSTRIALS		80,380,473

Information Technology - 4.6%
Communications Equipment - 0.1%
Viasat Inc 6.5% 7/15/2028 (f)	730,000	689,916
Electronic Equipment, Instruments & Components - 0.7%
Coherent Corp 5% 12/15/2029 (f)(n)	1,990,000	1,954,444
Insight Enterprises Inc 6.625% 5/15/2032 (f)(n)	635,000	654,136
Lightning Power LLC 7.25% 8/15/2032 (f)	1,035,000	1,089,287
Sensata Technologies Inc 3.75% 2/15/2031 (f)	365,000	332,705
TTM Technologies Inc 4% 3/1/2029 (f)	1,640,000	1,566,958
		5,597,530
IT Services - 1.2%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (f)	1,745,000	1,665,204
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (f)(n)	825,000	843,526
Ahead DB Holdings LLC 6.625% 5/1/2028 (f)	1,580,000	1,584,841
ASGN Inc 4.625% 5/15/2028 (f)	635,000	619,299
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (f)	935,000	936,670
CoreWeave Inc 9.25% 6/1/2030 (f)	1,475,000	1,507,942
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (f)	1,232,000	1,164,172
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (f)	322,000	321,561
Sabre GLBL Inc 11.125% 7/15/2030 (f)	775,000	810,650
		9,453,865
Semiconductors & Semiconductor Equipment - 0.6%
Entegris Inc 3.625% 5/1/2029 (f)(n)	630,000	597,068
Entegris Inc 5.95% 6/15/2030 (f)	2,980,000	3,027,364
ON Semiconductor Corp 3.875% 9/1/2028 (f)(n)	827,000	800,022
Wolfspeed Inc 7.9583% 6/23/2030 (f)(h)(q)	471,331	463,082
		4,887,536
Software - 1.7%
Cloud Software Group Inc 6.5% 3/31/2029 (f)	1,840,000	1,857,136
Cloud Software Group Inc 8.25% 6/30/2032 (f)(n)	385,000	409,728
Cloud Software Group Inc 9% 9/30/2029 (f)(n)	2,880,000	2,985,194
Elastic NV 4.125% 7/15/2029 (f)	1,205,000	1,151,403
Ellucian Holdings Inc 6.5% 12/1/2029 (f)	160,000	163,631
Fair Isaac Corp 5.25% 5/15/2026 (f)	167,000	167,085
Fair Isaac Corp 6% 5/15/2033 (f)	1,795,000	1,811,453
Gen Digital Inc 6.25% 4/1/2033 (f)(n)	980,000	1,006,305
Gen Digital Inc 7.125% 9/30/2030 (f)(n)	340,000	352,865
McAfee Corp 7.375% 2/15/2030 (f)	605,000	571,352
Rackspace Finance LLC 3.5% 5/15/2028 (f)	815,325	327,755
SS&C Technologies Inc 5.5% 9/30/2027 (f)	270,000	270,237
SS&C Technologies Inc 6.5% 6/1/2032 (f)	655,000	679,966
UKG Inc 6.875% 2/1/2031 (f)(n)	945,000	980,508
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	780,000	787,348
		13,521,966
Technology Hardware, Storage & Peripherals - 0.3%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (f)	755,000	751,225
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (f)	930,000	943,884
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (f)	345,000	369,150
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (f)	415,000	444,050
		2,508,309
TOTAL INFORMATION TECHNOLOGY		36,659,122

Materials - 6.2%
Chemicals - 2.9%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (f)	890,000	938,316
Axalta Coating Systems LLC 3.375% 2/15/2029 (f)	330,000	312,576
Celanese US Holdings LLC 6.5% 4/15/2030 (n)	635,000	649,971
Celanese US Holdings LLC 6.75% 4/15/2033 (n)	1,265,000	1,278,138
Chemours Co/The 4.625% 11/15/2029 (f)	2,025,000	1,762,631
Chemours Co/The 5.75% 11/15/2028 (f)(n)	2,125,000	1,991,774
Chemours Co/The 8% 1/15/2033 (f)	400,000	374,563
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (f)	1,029,000	1,027,700
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (d)(f)	2,708,262	2,423,894
LSB Industries Inc 6.25% 10/15/2028 (f)	620,000	615,483
Methanex US Operations Inc 6.25% 3/15/2032 (f)	1,445,000	1,440,799
Olin Corp 6.625% 4/1/2033 (f)	790,000	777,533
Olympus Water US Holding Corp 4.25% 10/1/2028 (f)	740,000	703,712
Olympus Water US Holding Corp 6.25% 10/1/2029 (f)(n)	1,325,000	1,264,273
Olympus Water US Holding Corp 7.25% 6/15/2031 (f)(n)	770,000	785,400
Olympus Water US Holding Corp 9.75% 11/15/2028 (f)(n)	785,000	826,629
Scih Salt Hldgs Inc 4.875% 5/1/2028 (f)	1,510,000	1,471,176
Scih Salt Hldgs Inc 6.625% 5/1/2029 (f)	1,340,000	1,310,123
Tronox Inc 4.625% 3/15/2029 (f)(n)	765,000	660,125
WR Grace Holdings LLC 5.625% 8/15/2029 (f)	2,635,000	2,385,166
WR Grace Holdings LLC 7.375% 3/1/2031 (f)(n)	295,000	302,085
		23,302,067
Construction Materials - 0.4%
Quikrete Holdings Inc 6.375% 3/1/2032 (f)	1,525,000	1,568,188
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (f)	1,370,000	1,436,386
VM Consolidated Inc 5.5% 4/15/2029 (f)	400,000	392,688
		3,397,262
Containers & Packaging - 1.9%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (f)	2,625,000	2,396,302
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (f)	1,155,000	1,158,548
Ball Corp 2.875% 8/15/2030	365,000	329,008
Ball Corp 3.125% 9/15/2031	405,000	363,349
Ball Corp 6% 6/15/2029	440,000	450,543
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (f)	1,460,000	1,481,148
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (f)	1,000,000	1,026,268
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (f)(n)	1,525,000	1,559,807
Crown Americas LLC 5.875% 6/1/2033 (f)(n)	1,940,000	1,953,260
Graham Packaging Co Inc 7.125% 8/15/2028 (f)	1,180,000	1,177,821
Graphic Packaging International LLC 3.75% 2/1/2030 (f)(n)	500,000	468,615
Graphic Packaging International LLC 6.375% 7/15/2032 (f)(n)	1,520,000	1,552,036
Sealed Air Corp 5% 4/15/2029 (f)	890,000	880,303
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (f)	435,000	441,378
		15,238,386
Metals & Mining - 1.0%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (f)	300,000	314,846
Alumina Pty Ltd 6.375% 9/15/2032 (f)	2,370,000	2,408,422
Cleveland-Cliffs Inc 4.875% 3/1/2031 (f)	145,000	124,031
Cleveland-Cliffs Inc 6.875% 11/1/2029 (f)	400,000	393,816
Cleveland-Cliffs Inc 7% 3/15/2032 (f)(n)	1,535,000	1,446,985
Cleveland-Cliffs Inc 7.375% 5/1/2033 (f)(n)	400,000	375,583
Commercial Metals Co 3.875% 2/15/2031	440,000	403,826
Commercial Metals Co 4.125% 1/15/2030 (n)	575,000	549,945
Kaiser Aluminum Corp 4.625% 3/1/2028 (f)	1,595,000	1,560,565
		7,578,019
TOTAL MATERIALS		49,515,734

Real Estate - 2.0%
Diversified REITs - 0.9%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (f)	640,000	599,552
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (f)	1,139,000	1,207,388
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (f)	1,870,000	1,807,410
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (f)	940,000	949,539
Vici Properties LP / Vici Note Co Inc 4.125% 8/15/2030 (f)	730,000	700,668
Vornado Realty LP 3.4% 6/1/2031	885,000	789,489
		6,054,046
Health Care REITs - 0.3%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (f)	800,000	763,626
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	327,000	231,180
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	205,000	161,518
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027 (n)	1,737,000	1,604,217
		2,760,541
Hotel & Resort REITs - 0.2%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (f)	820,000	794,502
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (f)	300,000	308,531
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (f)(n)	840,000	864,147
		1,967,180
Real Estate Management & Development - 0.4%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (f)	785,000	797,649
Howard Hughes Corp/The 4.125% 2/1/2029 (f)	555,000	528,522
Howard Hughes Corp/The 4.375% 2/1/2031 (f)	455,000	419,894
Kennedy-Wilson Inc 4.75% 2/1/2030 (n)	975,000	892,925
Taylor Morrison Communities Inc 5.125% 8/1/2030 (f)(n)	637,000	634,761
Taylor Morrison Communities Inc 5.875% 6/15/2027 (f)	167,000	169,255
		3,443,006
Specialized REITs - 0.2%
Iron Mountain Inc 4.5% 2/15/2031 (f)	365,000	347,769
Iron Mountain Inc 6.25% 1/15/2033 (f)	395,000	406,141
SBA Communications Corp 3.125% 2/1/2029 (n)	1,077,000	1,017,203
SBA Communications Corp 3.875% 2/15/2027	167,000	164,428
		1,935,541
TOTAL REAL ESTATE		16,160,314

Utilities - 2.4%
Electric Utilities - 2.2%
Clearway Energy Operating LLC 3.75% 1/15/2032 (f)	170,000	152,558
Clearway Energy Operating LLC 3.75% 2/15/2031 (f)(n)	1,200,000	1,101,862
Clearway Energy Operating LLC 4.75% 3/15/2028 (f)	585,000	578,030
Edison International 7.875% 6/15/2054 (d)(n)	865,000	819,472
Edison International 8.125% 6/15/2053 (d)(n)	230,000	222,156
NRG Energy Inc 3.625% 2/15/2031 (f)	525,000	483,160
NRG Energy Inc 5.25% 6/15/2029 (f)	1,405,000	1,397,310
NRG Energy Inc 5.75% 7/15/2029 (f)	1,075,000	1,076,381
NRG Energy Inc 6.25% 11/1/2034 (f)	1,360,000	1,385,633
PG&E Corp 7.375% 3/15/2055 (d)	3,377,000	3,198,087
Vistra Operations Co LLC 4.375% 5/1/2029 (f)(n)	1,480,000	1,442,420
Vistra Operations Co LLC 5% 7/31/2027 (f)	167,000	166,795
Vistra Operations Co LLC 5.625% 2/15/2027 (f)	1,455,000	1,455,995
Vistra Operations Co LLC 6.875% 4/15/2032 (f)(n)	1,170,000	1,223,214
Vistra Operations Co LLC 7.75% 10/15/2031 (f)	670,000	712,105
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (f)(n)	580,000	594,577
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (f)(n)	895,000	955,953
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (f)(n)	295,000	316,174
		17,281,882
Independent Power and Renewable Electricity Producers - 0.2%
Alpha Generation LLC 6.75% 10/15/2032 (f)	1,670,000	1,721,511
Sunnova Energy Corp 5.875% (f)(j)	2,255,000	45,100
		1,766,611
TOTAL UTILITIES		19,048,493

TOTAL UNITED STATES		523,347,697
ZAMBIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
First Quantum Minerals Ltd 6.875% 10/15/2027 (f)	798,000	795,087
First Quantum Minerals Ltd 8% 3/1/2033 (f)	855,000	876,965
First Quantum Minerals Ltd 8.625% 6/1/2031 (f)	260,000	269,235
First Quantum Minerals Ltd 9.375% 3/1/2029 (f)	1,905,000	2,018,634

TOTAL ZAMBIA		3,959,921
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $624,402,885)		627,169,719

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Information Technology - 0.2%
Software - 0.2%
MicroStrategy Inc 10% (Cost $1,563,999)	18,400	1,639,440

Preferred Securities - 2.5%
	Principal Amount (a)	Value ($)
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA 7.45% (d)(f)(r)	1,100,000	1,107,496
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG 7% (d)(f)(r)	430,000	439,480
UNITED KINGDOM - 0.3%
Financials - 0.3%
Banks - 0.3%
Barclays PLC 7.625% (d)(r)	1,180,000	1,188,882
HSBC Holdings PLC 7.05% (d)(r)	1,545,000	1,570,383

TOTAL UNITED KINGDOM		2,759,265
UNITED STATES - 2.0%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Energy Transfer LP Series G, 7.125% (d)(r)	1,560,000	1,603,315
Mesquite Energy Inc 7.25% (h)(j)(r)	5,722,000	57,220
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.6979% (d)(e)(r)	1,885,000	1,910,391
		3,570,926
Financials - 1.5%
Banks - 0.9%
Bank of America Corp 5.875% (d)(n)(r)	1,360,000	1,406,356
BW Real Estate Inc 9.5% (d)(f)(r)	465,000	478,539
Citigroup Inc 6.75% (d)(r)	965,000	980,425
Citigroup Inc 6.95% (d)(r)	395,000	406,927
Citigroup Inc 7.125% (d)(r)	1,595,000	1,658,498
JPMorgan Chase & Co 6.5% (d)(r)	1,575,000	1,652,214
Wells Fargo & Co 7.625% (d)(n)(r)	385,000	414,784
		6,997,743
Capital Markets - 0.3%
Charles Schwab Corp/The 4% (d)(r)	870,000	809,806
Goldman Sachs Group Inc/The 6.125% (d)(r)	395,000	398,938
Goldman Sachs Group Inc/The 6.85% (d)(r)	1,400,000	1,486,448
		2,695,192
Consumer Finance - 0.3%
Ally Financial Inc 4.7% (d)(r)	1,110,000	1,002,164
Ally Financial Inc 4.7% (d)(r)	1,285,000	1,248,398
		2,250,562
TOTAL FINANCIALS		11,943,497

Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (d)(r)	275,000	241,681
TOTAL UNITED STATES		15,756,104
TOTAL PREFERRED SECURITIES (Cost $23,871,094)		20,062,345

Money Market Funds - 12.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (s)	4.32	20,109,368	20,113,390
Fidelity Securities Lending Cash Central Fund (s)(t)	4.32	77,371,018	77,378,755
TOTAL MONEY MARKET FUNDS (Cost $97,492,145)			97,492,145

TOTAL INVESTMENT IN SECURITIES - 110.3% (Cost $863,015,690)	874,601,020
NET OTHER ASSETS (LIABILITIES) - (10.3)%	(81,689,153)
NET ASSETS - 100.0%	792,911,867

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,793,700 or 1.7% of net assets.

(c)	Affiliated Fund
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $570,335,162 or 71.9% of net assets.

(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Level 3 security
(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)	Non-income producing - Security is in default.
(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $431,355 and $431,355, respectively.

(l)	Non-income producing
(m)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(n)	Security or a portion of the security is on loan at period end.
(o)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $323,425 or 0.0% of net assets.

(p)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(q)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(r)	Security is perpetual in nature with no stated maturity date.
(s)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(t)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC	4/23/22 - 6/09/25	14,199,031

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,446,852	178,115,252	167,448,714	392,564	-	-	20,113,390	20,109,368	0.0%
Fidelity Securities Lending Cash Central Fund	59,502,238	216,792,168	198,915,651	76,130	-	-	77,378,755	77,371,018	0.3%
Total	68,949,090	394,907,420	366,364,365	468,694	-	-	97,492,145

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	12,874,932	960,373	-	720,373	-	(41,605)	13,793,700	1,429,651
	12,874,932	960,373	-	720,373	-	(41,605)	13,793,700

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	13,793,700	-	13,793,700	-

Asset-Backed Securities	4,449,303	-	4,449,303	-

Bank Loan Obligations
Communication Services	6,350,578	-	6,350,578	-
Consumer Discretionary	18,486,151	-	18,486,151	-
Energy	3,797,819	-	3,797,819	-
Financials	4,548,785	-	4,548,785	-
Health Care	4,933,881	-	4,933,881	-
Industrials	2,028,638	-	2,028,638	-
Information Technology	20,569,997	-	18,520,934	2,049,063
Materials	10,788,546	-	10,788,546	-
Utilities	1,175,460	-	1,175,460	-

Commercial Mortgage Securities	3,114,629	-	3,114,629	-

Common Stocks
Communication Services	1,255,600	1,253,359	-	2,241
Energy	16,681,270	95,483	-	16,585,787
Health Care	1,667,732	831,402	-	836,330
Industrials	47,834	47,834	-	-
Information Technology	2,248,562	1,291,592	-	956,970

Convertible Corporate Bonds
Communication Services	3,363,194	-	3,363,194	-
Health Care	434,085	-	434,085	-
Information Technology	4,982,716	-	4,982,716	-
Real Estate	1,733,263	-	1,733,263	-
Utilities	580,496	-	580,496	-

Convertible Preferred Stocks
Financials	1,205,132	-	-	1,205,132

Non-Convertible Corporate Bonds
Communication Services	67,320,018	-	67,320,018	-
Consumer Discretionary	85,956,854	-	85,605,036	351,818
Consumer Staples	26,361,217	-	26,361,217	-
Energy	92,292,807	-	92,292,807	-
Financials	64,016,462	-	64,016,462	-
Health Care	49,554,420	-	49,554,420	-
Industrials	90,170,114	-	90,170,114	-
Information Technology	41,678,575	-	41,215,493	463,082
Materials	70,250,041	-	70,250,041	-
Real Estate	16,160,314	-	16,160,314	-
Utilities	23,408,897	-	23,408,897	-

Non-Convertible Preferred Stocks
Information Technology	1,639,440	1,639,440	-	-

Preferred Securities
Energy	3,570,926	-	3,513,706	57,220
Financials	16,249,738	-	16,249,738	-
Utilities	241,681	-	241,681	-

Money Market Funds	97,492,145	97,492,145	-	-
Total Investments in Securities:	874,601,020	102,651,255	749,442,122	22,507,643
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investement Securities ($)	Net Unrealized Gain (Loss) on Investement Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amoritization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The Change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2025($)
Bank Loan Obligations	2,798,134	16,811	(22,889)	(163)	(749,068)	6,238	-	-	2,049,063	(3,011)
Common Stocks	9,064,288	42,860	9,315,980	16,666	(58,466)	-	-	-	18,381,328	9,315,981
Convertible Preferred Stocks	-	-	21,142	1,183,990	-	-	-	-	1,205,132	21,143
Preferred Securities	-	-	(5,223,088)	5,280,308	-	-	-	-	57,220	(5,223,088)
Non-Convertible Corporate Bonds	1,342,689	-	5,410,020	343,902	(6,173,108)	(108,603)	-	-	814,900	17,449

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $74,587,562) - See accompanying schedule:
Unaffiliated issuers (cost $751,324,514)	$763,315,175
Fidelity Central Funds (cost $97,492,145)	97,492,145
Other affiliated issuers (cost $14,199,031)	13,793,700

Total Investment in Securities (cost $863,015,690)		$874,601,020
Cash		147,098
Receivable for investments sold		8,456,865
Receivable for fund shares sold		362,974
Interest receivable		10,970,667
Distributions receivable from Fidelity Central Funds		100,178
Total assets		894,638,802
Liabilities
Payable for investments purchased
Regular delivery	$20,358,115
Delayed delivery	2,935,957
Payable for fund shares redeemed	552,776
Accrued management fee	415,714
Distribution and service plan fees payable	35,614
Other payables and accrued expenses	50,004
Collateral on securities loaned	77,378,755
Total liabilities		101,726,935
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$792,911,867
Net Assets consist of:
Paid in capital		$927,676,528
Total accumulated earnings (loss)		(134,764,661)
Net Assets		$792,911,867

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($232,205,038 ÷ 46,854,947 shares)		$4.96
Service Class :
Net Asset Value, offering price and redemption price per share ($43,390,313 ÷ 8,827,828 shares)		$4.92
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($155,435,252 ÷ 33,148,001 shares)		$4.69
Investor Class :
Net Asset Value, offering price and redemption price per share ($361,881,264 ÷ 73,679,717 shares)		$4.91
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$442,416
Affiliated issuers		720,373
Interest		26,455,360
Income from Fidelity Central Funds (including $76,130 from security lending)		468,694
Total income		28,086,843
Expenses
Management fee	$2,486,964
Distribution and service plan fees	206,027
Custodian fees and expenses	7,641
Independent trustees' fees and expenses	1,453
Audit fees	47,342
Legal	11,244
Interest	4,901
Miscellaneous	1,756
Total expenses before reductions	2,767,328
Expense reductions	(54,858)
Total expenses after reductions		2,712,470
Net Investment income (loss)		25,374,373
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(4,796,135)
Foreign currency transactions	372
Total net realized gain (loss)		(4,795,763)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	17,765,137
Affiliated issuers	(41,605)
Total change in net unrealized appreciation (depreciation)		17,723,532
Net gain (loss)		12,927,769
Net increase (decrease) in net assets resulting from operations		$38,302,142
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,374,373	$50,391,196
Net realized gain (loss)	(4,795,763)	(15,918,448)
Change in net unrealized appreciation (depreciation)	17,723,532	31,098,697
Net increase (decrease) in net assets resulting from operations	38,302,142	65,571,445
Distributions to shareholders	(1,614,785)	(46,744,062)

Share transactions - net increase (decrease)	(22,033,505)	(10,705,545)
Total increase (decrease) in net assets	14,653,852	8,121,838

Net Assets
Beginning of period	778,258,015	770,136,177
End of period	$792,911,867	$778,258,015

Financial Highlights
VIP High Income Portfolio Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$4.72	$4.60	$4.41	$5.25	$5.31	$5.43
Income from Investment Operations
Net investment income (loss) A,B	.160	.313	.281	.251	.245	.266
Net realized and unrealized gain (loss)	.089	.102	.175	(.842)	(.016)	(.121)
Total from investment operations	.249	.415	.456	(.591)	.229	.145
Distributions from net investment income	(.009)	(.295)	(.266)	(.249)	(.289)	(.265)
Total distributions	(.009)	(.295)	(.266)	(.249)	(.289)	(.265)
Net asset value, end of period	$4.96	$4.72	$4.60	$4.41	$5.25	$5.31
Total Return C,D,E	5.28%	8.97%	10.48%	(11.37)%	4.41%	2.75%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.65% H	.66%	.68%	.72%	.67%	.67%
Expenses net of fee waivers, if any	.64 % H	.65%	.67%	.71%	.66%	.67%
Expenses net of all reductions, if any	.64% H	.64%	.67%	.71%	.66%	.67%
Net investment income (loss)	6.75% H	6.55%	6.15%	5.22%	4.57%	5.14%
Supplemental Data
Net assets, end of period (000 omitted)	$232,205	$229,560	$239,269	$235,522	$312,771	$313,973
Portfolio turnover rate I	99 % H	42%	48%	32%	66%	72%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP High Income Portfolio Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$4.68	$4.56	$4.37	$5.21	$5.26	$5.38
Income from Investment Operations
Net investment income (loss) A,B	.156	.305	.274	.244	.238	.259
Net realized and unrealized gain (loss)	.093	.095	.179	(.840)	(.007)	(.120)
Total from investment operations	.249	.400	.453	(.596)	.231	.139
Distributions from net investment income	(.009)	(.280)	(.263)	(.244)	(.281)	(.259)
Total distributions	(.009)	(.280)	(.263)	(.244)	(.281)	(.259)
Net asset value, end of period	$4.92	$4.68	$4.56	$4.37	$5.21	$5.26
Total Return C,D,E	5.33%	8.72%	10.50%	(11.56)%	4.50%	2.65%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.76% H	.75%	.78%	.81%	.77%	.77%
Expenses net of fee waivers, if any	.74 % H	.74%	.77%	.81%	.76%	.77%
Expenses net of all reductions, if any	.74% H	.74%	.77%	.81%	.76%	.77%
Net investment income (loss)	6.65% H	6.46%	6.05%	5.12%	4.47%	5.04%
Supplemental Data
Net assets, end of period (000 omitted)	$43,390	$43,831	$64,790	$43,707	$53,927	$53,326
Portfolio turnover rate I	99 % H	42%	48%	32%	66%	72%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP High Income Portfolio Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$4.47	$4.38	$4.21	$5.03	$5.09	$5.22
Income from Investment Operations
Net investment income (loss) A,B	.146	.286	.257	.228	.222	.244
Net realized and unrealized gain (loss)	.084	.094	.168	(.809)	(.009)	(.121)
Total from investment operations	.230	.380	.425	(.581)	.213	.123
Distributions from net investment income	(.010)	(.290)	(.255)	(.239)	(.273)	(.253)
Total distributions	(.010)	(.290)	(.255)	(.239)	(.273)	(.253)
Net asset value, end of period	$4.69	$4.47	$4.38	$4.21	$5.03	$5.09
Total Return C,D,E	5.15%	8.62%	10.24%	(11.67)%	4.29%	2.42%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.91% H	.91%	.93%	.96%	.92%	.92%
Expenses net of fee waivers, if any	.90 % H	.90%	.92%	.96%	.91%	.92%
Expenses net of all reductions, if any	.90% H	.90%	.92%	.96%	.91%	.92%
Net investment income (loss)	6.49% H	6.30%	5.90%	4.97%	4.32%	4.89%
Supplemental Data
Net assets, end of period (000 omitted)	$155,435	$156,357	$128,067	$127,406	$166,773	$170,257
Portfolio turnover rate I	99 % H	42%	48%	32%	66%	72%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP High Income Portfolio Investor Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$4.68	$4.56	$4.38	$5.22	$5.27	$5.39
Income from Investment Operations
Net investment income (loss) A,B	.158	.309	.278	.248	.242	.263
Net realized and unrealized gain (loss)	.082	.106	.167	(.840)	(.004)	(.119)
Total from investment operations	.240	.415	.445	(.592)	.238	.144
Distributions from net investment income	(.010)	(.295)	(.265)	(.248)	(.288)	(.264)
Total distributions	(.010)	(.295)	(.265)	(.248)	(.288)	(.264)
Net asset value, end of period	$4.91	$4.68	$4.56	$4.38	$5.22	$5.27
Total Return C,D,E	5.14%	9.05%	10.30%	(11.46)%	4.63%	2.74%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70% H	.70%	.71%	.75%	.70%	.71%
Expenses net of fee waivers, if any	.68 % H	.69%	.70%	.75%	.70%	.71%
Expenses net of all reductions, if any	.68% H	.68%	.70%	.75%	.70%	.71%
Net investment income (loss)	6.71% H	6.51%	6.12%	5.19%	4.53%	5.11%
Supplemental Data
Net assets, end of period (000 omitted)	$361,881	$348,510	$338,010	$336,906	$441,896	$431,557
Portfolio turnover rate I	99 % H	42%	48%	32%	66%	72%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
VIP High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is an affiliated limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the six month period ended June 30, 2025 was 9.80%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Bank Loan Obligations	$2,049,063	Discounted cash flow	Yield	11.1%	Decrease
		Recovery value	Recovery value	$0.00	Increase
Common Stocks	$18,381,328	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	7.8	Increase
			Enterprise value/Revenue multiple (EV/R)	0.4	Increase
		Market approach	Transaction price	$13.75	Increase
		Discounted cash flow	Discount rate	9.1%	Decrease
		Black scholes	Discount rate	3.9%	Increase
			Term	4.0	Increase
			Volatility	60.0%	Increase
Convertible Preferred Stocks	$1,205,132	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	22.1	Increase
Non-Convertible Corporate Bonds	$814,900	Market approach	Transaction price	$100.00	Increase
		Discounted cash flow	Yield	15.9%	Decrease
Preferred Securities	$57,220	Indicative market price	Evaluated bid	$1.00	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds, foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$41,450,279
Gross unrealized depreciation	(24,185,644)
Net unrealized appreciation (depreciation)	$17,264,635
Tax cost	$857,336,385

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(51,797,224)
Long-term	(121,599,069)
Total capital loss carryforward	$(173,396,293)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment. The commitment amount for Wolfspeed New 2L Convertible Notes represents the maximum amount of the commitment.

	Investment to be Acquired	Commitment Amount ($)
VIP High Income Portfolio	Fidelity Private Credit Company LLC	1,100,010
VIP High Income Portfolio	Wolfspeed New 2L Convertible Notes	313,159

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP High Income Portfolio	345,806,605	338,861,744
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.63
Service Class	.63
Service Class 2.63
Investor Class	.67

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.63
Service Class	.63
Service Class 2.63
Investor Class	.67

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$21,459
Service Class 2	184,568
$206,027

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP High Income Portfolio	Borrower	19,274,500	4.58%	4,901

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP High Income Portfolio	-	592,874	90,455
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP High Income Portfolio	623
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP High Income Portfolio	7,930	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until April 30, 2026. During the period, this waiver reduced the Fund's management fee by $47,287.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $7,571.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
VIP High Income Portfolio
Distributions to shareholders
Initial Class	$434,159	$13,658,357
Service Class	82,527	2,500,065
Service Class 2	354,888	9,839,737
Investor Class	743,211	20,745,903
Total	$1,614,785	$46,744,062
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
VIP High Income Portfolio
Initial Class
Shares sold	2,618,094	4,541,977	$12,512,567	$21,979,321
Reinvestment of distributions	90,649	2,870,141	434,159	13,658,357
Shares redeemed	(4,532,527)	(10,755,831)	(21,615,643)	(52,214,040)
Net increase (decrease)	(1,823,784)	(3,343,713)	$(8,668,917)	$(16,576,362)
Service Class
Shares sold	364,675	940,380	$1,716,312	$4,560,148
Reinvestment of distributions	17,374	529,870	82,527	2,500,065
Shares redeemed	(920,827)	(6,321,936)	(4,357,369)	(30,874,434)
Net increase (decrease)	(538,778)	(4,851,686)	$(2,558,530)	$(23,814,221)
Service Class 2
Shares sold	10,195,460	14,991,891	$46,229,889	$69,337,250
Reinvestment of distributions	78,342	2,181,760	354,888	9,839,737
Shares redeemed	(12,115,980)	(11,432,312)	(53,765,713)	(51,665,017)
Net increase (decrease)	(1,842,178)	5,741,339	$(7,180,936)	$27,511,970
Investor Class
Shares sold	6,451,862	5,777,065	$30,562,778	$27,767,030
Reinvestment of distributions	156,785	4,396,178	743,160	20,745,500
Shares redeemed	(7,465,407)	(9,692,502)	(34,931,060)	(46,339,462)
Net increase (decrease)	(856,760)	480,741	$(3,625,122)	$2,173,068
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP High Income Portfolio	54%	1	11%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP High Income Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Investor Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Investor Class, the Board considered the effective management fee rate for Investor Class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of Investor Class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Investor Class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Investor Class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Investor Class of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of Investor Class of the fund ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Investor Class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The information provided to the Board indicated that the level of servicing for both Fidelity's and competitors' classes ranges across classes from those that provide all servicing at the class level, like Investor Class, to those that split servicing between the class level and the annuity level. When servicing is provided at the annuity level, it is not reflected in the total expense ratio of the class and, for that reason, the fees of funds that provide service at the class level are not directly comparable to the fees of funds that provide service at the annuity level. The Board considered that, although total expenses ranked above median asset-sized peer group, Fidelity believes the fees for Investor Class of the fund are reasonable given both the value proposition Fidelity offers and the disparity in servicing models within the competitive environment. The Board considered that the fund has a variable unified management fee that covers expenses beyond portfolio management. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its total peer group median.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.705694.127
VIPHI-SANN-0825
Fidelity® Variable Insurance Products:

VIP Growth Portfolio

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Growth Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
BELGIUM - 0.6%
Health Care - 0.6%
Biotechnology - 0.1%
Galapagos NV ADR (b)	395,700	11,075,643
Pharmaceuticals - 0.5%
UCB SA	301,300	59,253,282
TOTAL BELGIUM		70,328,925
BRAZIL - 1.6%
Consumer Discretionary - 1.3%
Broadline Retail - 1.3%
MercadoLibre Inc (b)	55,082	143,963,968
Materials - 0.3%
Metals & Mining - 0.3%
Vale SA ADR	3,449,000	33,489,790
TOTAL BRAZIL		177,453,758
CANADA - 1.3%
Information Technology - 1.3%
IT Services - 1.3%
Shopify Inc Class A (United States) (b)	1,217,300	140,415,555
CHINA - 2.0%
Communication Services - 1.1%
Interactive Media & Services - 1.1%
Tencent Holdings Ltd	1,943,900	125,256,390
Consumer Discretionary - 0.9%
Automobiles - 0.9%
BYD Co Ltd H Shares	6,321,500	98,425,965
TOTAL CHINA		223,682,355
DENMARK - 0.1%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Chemometec A/S	152,700	14,091,676
GERMANY - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
BioNTech SE ADR (b)	413,400	44,014,698
ISRAEL - 1.0%
Health Care - 0.4%
Biotechnology - 0.0%
Gamida Cell Ltd (b)(c)	2,212,268	23
Gamida Cell Ltd warrants 4/21/2028 (b)(c)	441,000	4
		27
Pharmaceuticals - 0.4%
Teva Pharmaceutical Industries Ltd ADR (b)	2,929,400	49,096,744
TOTAL HEALTH CARE		49,096,771

Information Technology - 0.6%
IT Services - 0.6%
Wix.com Ltd (b)	372,200	58,978,812
TOTAL ISRAEL		108,075,583
JAPAN - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Chugai Pharmaceutical Co Ltd	856,400	44,719,345
NETHERLANDS - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
BE Semiconductor Industries NV	490,000	73,332,688
TAIWAN - 2.6%
Information Technology - 2.6%
Semiconductors & Semiconductor Equipment - 2.6%
eMemory Technology Inc	128,000	10,338,478
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,253,704	283,951,419

TOTAL TAIWAN		294,289,897
UNITED KINGDOM - 0.6%
Consumer Discretionary - 0.2%
Leisure Products - 0.2%
Games Workshop Group PLC	114,110	25,405,887
Health Care - 0.1%
Biotechnology - 0.1%
Immunocore Holdings PLC ADR (b)	183,853	5,769,307
Industrials - 0.3%
Professional Services - 0.3%
RELX PLC ADR	629,900	34,228,767
TOTAL UNITED KINGDOM		65,403,961
UNITED STATES - 87.6%
Communication Services - 9.2%
Entertainment - 2.1%
Live Nation Entertainment Inc (b)	593,000	89,709,040
ROBLOX Corp Class A (b)	1,330,600	139,979,120
		229,688,160
Interactive Media & Services - 7.1%
Alphabet Inc Class A	2,937,676	517,706,642
Epic Games Inc (b)(c)(d)	5,869	4,318,938
Meta Platforms Inc Class A	365,500	269,771,895
		791,797,475
TOTAL COMMUNICATION SERVICES		1,021,485,635

Consumer Discretionary - 16.3%
Broadline Retail - 11.0%
Amazon.com Inc (b)	5,463,380	1,198,610,938
Savers Value Village Inc (b)(e)	1,132,500	11,551,500
		1,210,162,438
Diversified Consumer Services - 0.2%
Duolingo Inc Class A (b)	54,800	22,469,096
Hotels, Restaurants & Leisure - 2.7%
Airbnb Inc Class A (b)	785,500	103,953,070
Booking Holdings Inc	20,200	116,942,648
Carnival Corp (b)	904,000	25,420,480
Kura Sushi USA Inc Class A (b)	211,154	18,176,136
Starbucks Corp	455,100	41,700,813
		306,193,147
Household Durables - 0.5%
Blu Homes Inc (b)(c)(d)	14,533,890	4,506
DR Horton Inc	186,200	24,004,904
TopBuild Corp (b)	100,100	32,406,374
		56,415,784
Specialty Retail - 1.9%
Floor & Decor Holdings Inc Class A (b)	249,500	18,952,020
Lowe's Cos Inc	887,000	196,798,690
		215,750,710
TOTAL CONSUMER DISCRETIONARY		1,810,991,175

Consumer Staples - 2.2%
Beverages - 1.0%
Coca-Cola Co/The	694,900	49,164,175
Constellation Brands Inc Class A	405,900	66,031,812
		115,195,987
Personal Care Products - 1.2%
Estee Lauder Cos Inc/The Class A	1,626,900	131,453,520
TOTAL CONSUMER STAPLES		246,649,507

Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Cheniere Energy Inc	418,826	101,992,508
Range Resources Corp	1,455,900	59,211,453
		161,203,961
Financials - 10.0%
Banks - 0.3%
Huntington Bancshares Inc/OH	1,335,100	22,376,276
M&T Bank Corp	110,200	21,377,698
		43,753,974
Capital Markets - 1.7%
Evercore Inc Class A	128,600	34,724,572
Intercontinental Exchange Inc	655,900	120,337,973
Morgan Stanley	217,900	30,693,394
		185,755,939
Consumer Finance - 1.0%
Capital One Financial Corp	520,500	110,741,580
Financial Services - 6.0%
Mastercard Inc Class A	491,250	276,053,025
Rocket Cos Inc Class A (e)	2,212,454	31,372,598
Toast Inc Class A (b)	2,137,400	94,665,446
Visa Inc Class A	740,500	262,914,525
		665,005,594
Insurance - 1.0%
Arthur J Gallagher & Co	338,036	108,212,084
TOTAL FINANCIALS		1,113,469,171

Health Care - 11.8%
Biotechnology - 3.6%
Adamas Pharmaceuticals Inc rights (b)(c)	1,781,700	17,817
Adamas Pharmaceuticals Inc rights (b)(c)	1,781,700	18
Alnylam Pharmaceuticals Inc (b)	392,424	127,965,543
Arcellx Inc (b)	51,857	3,414,783
Beam Therapeutics Inc (b)	796,270	13,544,553
Biogen Inc (b)	232,200	29,161,998
Blueprint Medicines Corp (b)	36,400	4,665,752
Cytokinetics Inc (b)	184,431	6,093,600
Exact Sciences Corp (b)	1,601,500	85,103,710
Gilead Sciences Inc	858,900	95,226,243
Hookipa Pharma Inc (b)	101,448	127,317
Janux Therapeutics Inc (b)	117,000	2,702,700
Krystal Biotech Inc (b)	36,000	4,948,560
Legend Biotech Corp ADR (b)	318,600	11,307,114
Moderna Inc (b)	357,800	9,871,702
Seres Therapeutics Inc (b)(e)	20,280	225,311
Synlogic Inc (b)	76,833	97,578
Vor BioPharma Inc (b)(e)	618,395	1,001,800
XOMA Royalty Corp (b)	255,512	6,438,902
		401,915,001
Health Care Equipment & Supplies - 3.3%
Align Technology Inc (b)	284,500	53,864,385
Boston Scientific Corp (b)	2,361,200	253,616,492
Ceribell Inc	105,200	1,970,396
Glaukos Corp (b)	237,000	24,479,730
Penumbra Inc (b)	118,101	30,308,260
Pulmonx Corp (b)	211,900	548,821
RxSight Inc (b)	58,000	754,000
		365,542,084
Health Care Providers & Services - 0.8%
HealthEquity Inc (b)	827,496	86,688,481
Health Care Technology - 0.3%
Veeva Systems Inc Class A (b)	132,100	38,042,158
Life Sciences Tools & Services - 0.1%
10X Genomics Inc Class A (b)	471,028	5,454,504
Bio-Techne Corp	71,100	3,658,095
Codexis Inc (b)	1,141,000	2,784,040
MaxCyte Inc (United States) (b)	639,600	1,394,328
		13,290,967
Pharmaceuticals - 3.7%
Aclaris Therapeutics Inc (b)	134,507	191,000
Eli Lilly & Co	346,687	270,252,917
Royalty Pharma PLC Class A	3,622,000	130,500,660
Zevra Therapeutics Inc (b)	642,100	5,656,901
		406,601,478
TOTAL HEALTH CARE		1,312,080,169

Industrials - 8.5%
Aerospace & Defense - 1.4%
GE Aerospace	620,600	159,736,234
Loar Holdings Inc (b)	9,800	844,466
		160,580,700
Building Products - 0.0%
Simpson Manufacturing Co Inc	29,100	4,519,521
Electrical Equipment - 1.3%
GE Vernova Inc	278,025	147,116,929
Ground Transportation - 0.6%
Uber Technologies Inc (b)	774,978	72,305,447
Machinery - 2.4%
Deere & Co	285,000	144,919,650
Ingersoll Rand Inc	611,415	50,857,500
Westinghouse Air Brake Technologies Corp	288,397	60,375,912
		256,153,062
Professional Services - 2.2%
Equifax Inc	683,612	177,308,444
KBR Inc	335,755	16,096,095
UL Solutions Inc Class A	660,100	48,094,886
		241,499,425
Trading Companies & Distributors - 0.6%
Ferguson Enterprises Inc (United Kingdom)	304,845	66,616,522
TOTAL INDUSTRIALS		948,791,606

Information Technology - 25.7%
Electronic Equipment, Instruments & Components - 1.0%
Flex Ltd (b)	991,825	49,511,904
Jabil Inc	265,000	57,796,500
		107,308,404
IT Services - 0.1%
Gartner Inc (b)	21,800	8,811,996
Semiconductors & Semiconductor Equipment - 12.1%
Astera Labs Inc (b)	18,300	1,654,686
NVIDIA Corp	8,276,340	1,307,578,957
SiTime Corp (b)	202,836	43,220,295
		1,352,453,938
Software - 8.6%
Appfolio Inc Class A (b)	22,100	5,089,188
Asapp Inc warrants 8/28/2028 (b)(c)(d)	2,365,967	2,365,967
Circle Internet Group Inc Class A (e)	17,600	3,190,704
CyberArk Software Ltd (b)	52,800	21,483,264
Docusign Inc (b)	458,900	35,743,721
HubSpot Inc (b)	141,200	78,596,156
Microsoft Corp	1,305,088	649,163,822
Monday.com Ltd (b)	204,700	64,374,056
Nutanix Inc Class A (b)	277,688	21,226,471
OpenAI Global LLC rights (b)(c)(d)	6,112,033	8,984,689
Palo Alto Networks Inc (b)	168,700	34,522,768
SailPoint Inc	57,900	1,323,593
Zeta Global Holdings Corp Class A (b)	1,020,100	15,801,349
Zscaler Inc (b)	49,200	15,445,848
		957,311,596
Technology Hardware, Storage & Peripherals - 3.9%
Apple Inc	2,106,132	432,115,102
TOTAL INFORMATION TECHNOLOGY		2,858,001,036

Materials - 1.7%
Construction Materials - 0.5%
Eagle Materials Inc	20,700	4,183,677
Martin Marietta Materials Inc	85,700	47,045,872
		51,229,549
Containers & Packaging - 0.5%
International Paper Co	1,292,100	60,509,043
Metals & Mining - 0.7%
Carpenter Technology Corp	277,000	76,557,260
TOTAL MATERIALS		188,295,852

Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Zillow Group Inc Class A (b)	248,100	16,992,369
Zillow Group Inc Class C (b)	1,045,900	73,265,295
		90,257,664
TOTAL UNITED STATES		9,751,225,776
TOTAL COMMON STOCKS (Cost $6,680,979,536)		11,007,034,217

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (c)(d)(f) (Cost $1,940,200)	1,940,200	1,902,172

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (b)(c)(d)	1,016	1,314,633
Canva Inc Series A2 (b)(c)(d)	184	238,083

TOTAL AUSTRALIA		1,552,716
UNITED STATES - 0.3%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(d)	61,700	790,377
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	198,400	390,848
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series F (c)(d)	205,955	8,419,440
Anduril Industries Inc Series G (c)(d)	12,300	502,824
		8,922,264
Information Technology - 0.2%
IT Services - 0.1%
X.Ai Holdings Corp Series C (c)(d)	356,400	13,029,984
Software - 0.1%
Asapp Inc Series C (b)(c)(d)	654,971	1,041,404
Asapp Inc Series D (b)(c)(d)	4,123,720	5,443,310
		6,484,714
TOTAL INFORMATION TECHNOLOGY		19,514,698

Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc Series C2 (b)(c)(d)	137,249	1,726,592
Illuminated Holdings Inc Series C3 (b)(c)(d)	171,560	2,158,226
Illuminated Holdings Inc Series C4 (b)(c)(d)	48,240	606,859
Illuminated Holdings Inc Series C5 (b)(c)(d)	96,064	1,208,485
		5,700,162
TOTAL UNITED STATES		35,318,349
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $50,304,586)		36,871,065

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (c)(d)(f) (Cost $2,538,700)	2,538,700	3,027,907

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.32	114,543,733	114,566,642
Fidelity Securities Lending Cash Central Fund (g)(h)	4.32	43,360,181	43,364,516
TOTAL MONEY MARKET FUNDS (Cost $157,931,158)			157,931,158

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $6,893,694,180)	11,206,766,519
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(66,265,704)
NET ASSETS - 100.0%	11,140,500,815

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $57,475,244 or 0.5% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	787,341

Anduril Industries Inc Series F	8/07/24	4,476,761

Anduril Industries Inc Series G	4/17/25	502,858

Asapp Inc Series C	4/30/21	4,320,909

Asapp Inc Series D	8/29/23	15,923,745

Asapp Inc warrants 8/28/2028	8/29/23	2

Blu Homes Inc	5/21/20	25,138

Canva Inc Series A	9/22/23	1,083,728

Canva Inc Series A2	9/22/23	196,266

ElevateBio LLC Series C	3/09/21	832,288

Epic Games Inc	3/29/21	5,194,065

Illuminated Holdings Inc 15%	6/14/23	1,940,200

Illuminated Holdings Inc 15%	9/27/23	2,538,700

Illuminated Holdings Inc Series C2	7/07/20	3,431,225

Illuminated Holdings Inc Series C3	7/07/20	5,146,800

Illuminated Holdings Inc Series C4	1/08/21	1,736,640

Illuminated Holdings Inc Series C5	6/16/21	4,149,965

OpenAI Global LLC rights	9/30/24	6,112,033

X.Ai Holdings Corp Series C	11/22/24	7,716,060

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	157,994,350	1,250,934,083	1,294,361,791	4,338,220	-	-	114,566,642	114,543,733	0.2%
Fidelity Securities Lending Cash Central Fund	9,880,953	313,311,294	279,827,730	719,727	-	(1)	43,364,516	43,360,181	0.1%
Total	167,875,303	1,564,245,377	1,574,189,521	5,057,947	-	(1)	157,931,158

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,146,742,025	1,017,166,697	125,256,390	4,318,938
Consumer Discretionary	2,078,786,995	1,980,356,524	98,425,965	4,506
Consumer Staples	246,649,507	246,649,507	-	-
Energy	161,203,961	161,203,961	-	-
Financials	1,113,469,171	1,113,469,171	-	-
Health Care	1,540,100,891	1,495,363,684	44,719,345	17,862
Industrials	983,020,373	983,020,373	-	-
Information Technology	3,425,017,988	3,413,667,332	-	11,350,656
Materials	221,785,642	221,785,642	-	-
Real Estate	90,257,664	90,257,664	-	-

Convertible Corporate Bonds
Materials	1,902,172	-	-	1,902,172

Convertible Preferred Stocks
Financials	790,377	-	-	790,377
Health Care	390,848	-	-	390,848
Industrials	8,922,264	-	-	8,922,264
Information Technology	21,067,414	-	-	21,067,414
Materials	5,700,162	-	-	5,700,162

Preferred Securities
Materials	3,027,907	-	-	3,027,907

Money Market Funds	157,931,158	157,931,158	-	-
Total Investments in Securities:	11,206,766,519	10,880,871,713	268,401,700	57,493,106
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $42,096,849) - See accompanying schedule:
Unaffiliated issuers (cost $6,735,763,022)	$11,048,835,361
Fidelity Central Funds (cost $157,931,158)	157,931,158

Total Investment in Securities (cost $6,893,694,180)		$11,206,766,519
Foreign currency held at value (cost $16,165)		17,021
Receivable for investments sold		22,504,690
Receivable for fund shares sold		12,114,803
Dividends receivable		4,085,743
Interest receivable		417,114
Distributions receivable from Fidelity Central Funds		1,115,095
Other receivables		25,627
Total assets		11,247,046,612
Liabilities
Payable for investments purchased	$41,894,309
Payable for fund shares redeemed	15,570,233
Accrued management fee	5,059,117
Distribution and service plan fees payable	619,750
Other payables and accrued expenses	58,613
Collateral on securities loaned	43,343,775
Total liabilities		106,545,797
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$11,140,500,815
Net Assets consist of:
Paid in capital		$6,462,807,082
Total accumulated earnings (loss)		4,677,693,733
Net Assets		$11,140,500,815

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($5,566,613,407 ÷ 54,758,893 shares)		$101.66
Service Class :
Net Asset Value, offering price and redemption price per share ($1,666,994,234 ÷ 16,578,338 shares)		$100.55
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($2,402,638,912 ÷ 24,749,426 shares)		$97.08
Investor Class :
Net Asset Value, offering price and redemption price per share ($1,504,254,262 ÷ 14,970,014 shares)		$100.48
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends		$32,014,177
Interest		145,515
Income from Fidelity Central Funds (including $719,727 from security lending)		5,057,947
Total income		37,217,639
Expenses
Management fee	$29,421,171
Distribution and service plan fees	3,575,793
Custodian fees and expenses	26,533
Independent trustees' fees and expenses	20,061
Audit fees	39,487
Legal	10,141
Interest	876
Miscellaneous	25,940
Total expenses before reductions	33,120,002
Expense reductions	(1,013)
Total expenses after reductions		33,118,989
Net Investment income (loss)		4,098,650
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $9,582)	403,851,385
Foreign currency transactions	(24,090)
Total net realized gain (loss)		403,827,295
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	214,005,193
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	31,833
Total change in net unrealized appreciation (depreciation)		214,037,025
Net gain (loss)		617,864,320
Net increase (decrease) in net assets resulting from operations		$621,962,970
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,098,650	$(12,564,516)
Net realized gain (loss)	403,827,295	2,287,642,347
Change in net unrealized appreciation (depreciation)	214,037,025	348,236,212
Net increase (decrease) in net assets resulting from operations	621,962,970	2,623,314,043
Distributions to shareholders	(128,275,548)	(2,314,983,640)

Share transactions - net increase (decrease)	(300,383,848)	1,839,294,188
Total increase (decrease) in net assets	193,303,574	2,147,624,591

Net Assets
Beginning of period	10,947,197,241	8,799,572,650
End of period	$11,140,500,815	$10,947,197,241

Financial Highlights
VIP Growth Portfolio Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$96.94	$93.10	$71.51	$102.43	$103.00	$79.09
Income from Investment Operations
Net investment income (loss) A,B	.07	(.05)	.10	.20	.37 C	.01
Net realized and unrealized gain (loss)	5.79	28.89	25.61	(24.46)	21.52	32.21
Total from investment operations	5.86	28.84	25.71	(24.26)	21.89	32.22
Distributions from net investment income	-	- D	(.11) E	(.51)	-	(.07)
Distributions from net realized gain	(1.14)	(25.00)	(4.01) E	(6.15)	(22.46)	(8.25)
Total distributions	(1.14)	(25.00)	(4.12)	(6.66)	(22.46)	(8.31) F
Net asset value, end of period	$101.66	$96.94	$93.10	$71.51	$102.43	$103.00
Total Return G,H,I	6.07%	30.39%	36.24%	(24.46)%	23.21%	43.89%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.55% L	.57%	.61%	.61%	.61%	.62%
Expenses net of fee waivers, if any	.55 % L	.56%	.60%	.60%	.60%	.62%
Expenses net of all reductions, if any	.55% L	.56%	.60%	.60%	.60%	.61%
Net investment income (loss)	.16% L	(.04)%	.12%	.25%	.36% C	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$5,566,613	$5,543,151	$4,627,696	$3,612,472	$5,103,811	$4,533,075
Portfolio turnover rate M	50 % L	58%	48%	36%	45%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.30 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .07%.
DAmount represents less than $.005 per share.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Growth Portfolio Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$95.95	$92.36	$70.98	$101.70	$102.42	$78.69
Income from Investment Operations
Net investment income (loss) A,B	.03	(.16)	.02	.12	.27 C	(.07)
Net realized and unrealized gain (loss)	5.71	28.66	25.40	(24.28)	21.37	32.03
Total from investment operations	5.74	28.50	25.42	(24.16)	21.64	31.96
Distributions from net investment income	-	-	(.03) D	(.42)	-	(.05)
Distributions from net realized gain	(1.14)	(24.91)	(4.01) D	(6.15)	(22.36)	(8.18)
Total distributions	(1.14)	(24.91)	(4.04)	(6.56) E	(22.36)	(8.23)
Net asset value, end of period	$100.55	$95.95	$92.36	$70.98	$101.70	$102.42
Total Return F,G,H	6.00%	30.27%	36.09%	(24.52)%	23.08%	43.77%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.65% K	.67%	.71%	.71%	.71%	.72%
Expenses net of fee waivers, if any	.65 % K	.66%	.70%	.70%	.70%	.72%
Expenses net of all reductions, if any	.65% K	.66%	.70%	.70%	.70%	.71%
Net investment income (loss)	.06% K	(.15)%	.02%	.15%	.26% C	(.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,666,994	$1,598,804	$1,233,245	$878,031	$1,176,735	$1,018,192
Portfolio turnover rate L	50 % K	58%	48%	36%	45%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.30 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.03)%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Growth Portfolio Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$92.74	$89.92	$69.27	$99.42	$100.58	$77.43
Income from Investment Operations
Net investment income (loss) A,B	(.04)	(.31)	(.10)	- C	.11 D	(.19)
Net realized and unrealized gain (loss)	5.52	27.90	24.76	(23.72)	20.95	31.46
Total from investment operations	5.48	27.59	24.66	(23.72)	21.06	31.27
Distributions from net investment income	-	-	- E	(.28)	-	(.04)
Distributions from net realized gain	(1.14)	(24.77)	(4.01) E	(6.15)	(22.22)	(8.08)
Total distributions	(1.14)	(24.77)	(4.01)	(6.43)	(22.22)	(8.12)
Net asset value, end of period	$97.08	$92.74	$89.92	$69.27	$99.42	$100.58
Total Return F,G,H	5.93%	30.07%	35.89%	(24.64)%	22.90%	43.55%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.80% K	.82%	.86%	.86%	.85%	.87%
Expenses net of fee waivers, if any	.80 % K	.81%	.85%	.85%	.85%	.87%
Expenses net of all reductions, if any	.80% K	.81%	.85%	.85%	.85%	.86%
Net investment income (loss)	(.09)% K	(.30)%	(.13)%	-% L	.11% D	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,402,639	$2,328,041	$1,850,474	$1,410,220	$1,941,161	$1,587,581
Portfolio turnover rate M	50 % K	58%	48%	36%	45%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.29 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.18)%.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount represents less than .005%.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Growth Portfolio Investor Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$95.87	$92.30	$70.94	$101.65	$102.38	$78.66
Income from Investment Operations
Net investment income (loss) A,B	.04	(.13)	.04	.14	.29 C	(.05)
Net realized and unrealized gain (loss)	5.71	28.64	25.39	(24.26)	21.37	32.02
Total from investment operations	5.75	28.51	25.43	(24.12)	21.66	31.97
Distributions from net investment income	-	-	(.05) D	(.44)	-	(.06)
Distributions from net realized gain	(1.14)	(24.94)	(4.01) D	(6.15)	(22.39)	(8.20)
Total distributions	(1.14)	(24.94)	(4.07) E	(6.59)	(22.39)	(8.25) E
Net asset value, end of period	$100.48	$95.87	$92.30	$70.94	$101.65	$102.38
Total Return F,G,H	6.02%	30.30%	36.12%	(24.50)%	23.12%	43.80%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.63% K	.64%	.68%	.68%	.68%	.70%
Expenses net of fee waivers, if any	.63 % K	.64%	.68%	.68%	.68%	.70%
Expenses net of all reductions, if any	.63% K	.64%	.68%	.68%	.68%	.69%
Net investment income (loss)	.08% K	(.12)%	.05%	.17%	.28% C	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,504,254	$1,477,202	$1,088,157	$753,877	$1,010,025	$792,875
Portfolio turnover rate L	50 % K	58%	48%	36%	45%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.30 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.01)%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
VIP Growth Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Growth Portfolio	$23,000

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), contingent interest, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,590,063,143
Gross unrealized depreciation	(284,337,407)
Net unrealized appreciation (depreciation)	$4,305,725,736
Tax cost	$6,901,040,783

The Fund elected to defer to its next fiscal year approximately $25,447,880 of capital losses recognized during the period November 1, 2024 to December 31, 2024.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)
VIP Growth Portfolio	Anduril Industries, Inc. Class B	53,107
VIP Growth Portfolio	Anduril Industries, Inc. Class C	41

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Growth Portfolio	2,576,003,356	2,947,291,983
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.57
Service Class	.57
Service Class 2.57
Investor Class	.64

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.55
Service Class	.55
Service Class 2.55
Investor Class	.63

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$776,597
Service Class 2	2,799,196
$3,575,793
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Growth Portfolio	21,192

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Growth Portfolio	Borrower	6,928,000	4.55%	876

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Growth Portfolio	76,532,928	122,271,633	46,804,511
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Growth Portfolio	8,497
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Growth Portfolio	81,115	4,606	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,013.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Growth Portfolio
Distributions to shareholders
Initial Class	$63,908,471	$1,165,932,137
Service Class	18,717,714	334,968,394
Service Class 2	28,211,990	504,573,004
Investor Class	17,437,373	309,510,105
Total	$128,275,548	$2,314,983,640
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Growth Portfolio
Initial Class
Shares sold	1,236,594	2,176,081	$114,927,818	$238,099,627
Reinvestment of distributions	643,007	11,611,911	63,908,471	1,165,932,136
Shares redeemed	(4,301,294)	(6,314,180)	(403,355,362)	(685,462,274)
Net increase (decrease)	(2,421,693)	7,473,812	$(224,519,073)	$718,569,489
Service Class
Shares sold	873,231	1,730,095	$81,369,610	$181,465,664
Reinvestment of distributions	190,317	3,370,407	18,717,714	334,968,394
Shares redeemed	(1,148,514)	(1,789,922)	(106,995,045)	(192,197,635)
Net increase (decrease)	(84,966)	3,310,580	$(6,907,721)	$324,236,423
Service Class 2
Shares sold	1,402,586	2,591,752	$124,218,189	$275,791,457
Reinvestment of distributions	296,968	5,250,108	28,211,990	504,573,004
Shares redeemed	(2,053,176)	(3,316,919)	(181,767,754)	(345,338,627)
Net increase (decrease)	(353,622)	4,524,941	$(29,337,575)	$435,025,834
Investor Class
Shares sold	403,271	1,561,593	$36,549,454	$167,294,891
Reinvestment of distributions	177,444	3,116,864	17,437,373	309,510,105
Shares redeemed	(1,018,963)	(1,059,460)	(93,606,306)	(115,342,554)
Net increase (decrease)	(438,248)	3,618,997	$(39,619,479)	$361,462,442
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Growth Portfolio	21%	2	38%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Growth Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies  (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Initial Class, the Board considered the effective management fee rate for Initial Class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of Initial Class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Initial Class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Initial Class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Initial Class of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of Initial Class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The information provided to the Board indicated that the level of servicing for both Fidelity's and competitors' classes ranges across classes from those that provide all servicing at the class level, like Initial Class, to those that split servicing between the class level and the annuity level. When servicing is provided at the annuity level, it is not reflected in the total expense ratio of the class and, for that reason, the fees of funds that provide service at the class level are not directly comparable to the fees of funds that provide service at the annuity level. The Board considered that, although total expenses ranked above asset-sized peer group median, Fidelity believes the fees for Initial Class of the fund are reasonable given both the value proposition Fidelity offers and the disparity in servicing models within the competitive environment.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.705692.127
VIPGRWT-SANN-0825
Fidelity® Variable Insurance Products:

VIP Floating Rate High Income Portfolio

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Floating Rate High Income Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Alternative Funds - 0.6%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $2,711,430)	273,003	2,634,012

Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.1%
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.9695% 7/20/2037 (d)(e)(f)	250,000	251,145
GoldenTree Loan Management US CLO 21 Ltd Series 2024-21A Class DJ, CME Term SOFR 3 month Index + 4.25%, 8.5195% 7/20/2037 (d)(e)(f)	250,000	250,689
TOTAL BAILIWICK OF JERSEY		501,834
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7695% 1/20/2035 (d)(e)(f)	150,000	148,139
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.2561% 3/30/2038 (d)(e)(f)	125,000	122,717
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 7.0928% 4/22/2038 (d)(e)(f)	150,000	150,075
Birch Grove Clo 4 Ltd Series 2024-4A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7561% 7/15/2037 (d)(e)(f)	250,000	250,776
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0205% 1/17/2038 (d)(e)(f)	100,000	100,106
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.5334% 4/15/2038 (d)(e)(f)	200,000	202,061
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.822% 2/20/2038 (d)(e)(f)	175,000	175,679
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.3961% 2/15/2038 (d)(e)(f)	100,000	100,259
Palmer Square Loan Funding Series 2024-3A Class D, CME Term SOFR 3 month Index + 5.4%, 9.7073% 8/8/2032 (d)(e)(f)	250,000	247,803
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.2561% 10/15/2039 (d)(e)(f)	125,000	126,965
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,624,580
TOTAL ASSET-BACKED SECURITIES (Cost $2,125,000)		2,126,414

Bank Loan Obligations - 89.0%
	Principal Amount (a)	Value ($)
BRAZIL - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0482% 8/1/2029 (d)(e)(g)	381,140	307,771
CANADA - 1.4%
Consumer Discretionary - 0.7%
Automobiles - 0.1%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 12/13/2029 (d)(e)(g)	184,568	184,684
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 1/22/2031 (d)(e)(g)	87,225	87,134
		271,818
Hotels, Restaurants & Leisure - 0.6%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 9/20/2030 (d)(e)(g)	1,353,972	1,346,634
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 11/30/2029 (d)(e)(g)	853,816	858,085
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 8/1/2030 (d)(e)(g)	527,910	522,135
		2,726,854
TOTAL CONSUMER DISCRETIONARY		2,998,672

Consumer Staples - 0.1%
Household Products - 0.1%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 7/8/2031 (d)(e)(g)	541,239	482,920
Financials - 0.2%
Insurance - 0.2%
Jones Deslauriers Insurance Management Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0297% 3/15/2030 (d)(e)(g)	846,597	841,306
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0456% 12/12/2028 (d)(e)(g)	942,989	947,412
Industrials - 0.1%
Passenger Airlines - 0.1%
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3215% 3/21/2031 (d)(e)(g)	296,250	296,158
Materials - 0.1%
Chemicals - 0.1%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.2536% 5/29/2028 (d)(e)(g)	640,879	535,134
TOTAL CANADA		6,101,602
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3072% 2/4/2028 (d)(e)(g)	160,979	160,527
FRANCE - 1.0%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7561% 8/15/2028 (d)(e)(g)	4,898,433	4,426,273
GERMANY - 0.2%
Industrials - 0.2%
Machinery - 0.2%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2368% 4/30/2030 (d)(e)(g)	712,308	713,846
Professional Services - 0.0%
Stepstone Group MidCo 2 GmbH/The Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.6077% 12/19/2031 (d)(e)(g)	315,000	302,926
TOTAL GERMANY		1,016,772
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8185% 10/18/2029 (d)(e)(g)	411,888	413,432
HONG KONG - 0.2%
Consumer Discretionary - 0.2%
Diversified Consumer Services - 0.2%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5827% 1/9/2032 (d)(e)(g)	643,462	646,950
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (d)(e)(g)(h)(i)	413,962	27,251
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN, term loan CME Term SOFR 3 month Index + 8%, 12.3249% 4/9/2026 (d)(e)(g)(j)	2,373	2,348
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 6.3297% 4/9/2026 (d)(e)(g)(j)(k)	7,719	7,642
BYJU's Alpha Inc Tranche PREPETITION REIMBURSEMENT TL , term loan CME Term SOFR 3 month Index + 8%, 12.3249% 4/9/2026 (d)(e)(g)(j)	10,953	10,844

TOTAL INDIA		48,085
IRELAND - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2956% 6/4/2032 (d)(e)(g)	255,000	254,681
LUXEMBOURG - 0.3%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Travelport Finance Luxembourg Sarl 1LN, term loan CME Term SOFR 3 month Index + 2.48%, 12.1842% 9/29/2028 (d)(e)(g)	439,950	337,389
Financials - 0.0%
Financial Services - 0.0%
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% (d)(e)(g)(h)(i)	330,781	10,172
Materials - 0.2%
Containers & Packaging - 0.2%
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.2266% 2/12/2026 (d)(e)(g)	792,227	725,537
TOTAL LUXEMBOURG		1,073,098
NETHERLANDS - 0.7%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Flora Food Management US Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.31% 1/3/2028 (d)(e)(g)	624,127	624,053
Industrials - 0.3%
Building Products - 0.3%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 1/17/2032 (d)(e)(g)	1,148,902	1,143,641
Materials - 0.2%
Chemicals - 0.2%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5097% 4/3/2028 (d)(e)(g)	588,297	590,504
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5503% 4/3/2028 (d)(e)(g)	211,790	212,611
		803,115
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5572% 8/30/2028 (d)(e)(g)(j)	632,530	464,908
TOTAL NETHERLANDS		3,035,717
PUERTO RICO - 0.3%
Communication Services - 0.3%
Media - 0.3%
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5061% 2/2/2032 (d)(e)(g)	1,485,000	1,466,898
SWEDEN - 0.3%
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Anticimex Global AB Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.4%, 7.66% 11/16/2028 (d)(e)(g)	906,247	907,606
Anticimex Global AB Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.66% 11/16/2028 (d)(e)(g)	263,627	264,352

TOTAL SWEDEN		1,171,958
SWITZERLAND - 0.3%
Materials - 0.3%
Chemicals - 0.3%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8327% 11/15/2030 (d)(e)(g)	1,165,250	1,098,248
UNITED KINGDOM - 2.8%
Communication Services - 0.8%
Entertainment - 0.8%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5658% 12/2/2031 (d)(e)(g)	3,392,950	3,388,709
Consumer Discretionary - 1.1%
Hotels, Restaurants & Leisure - 1.1%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0413% 7/21/2030 (d)(e)(g)	1,975,436	1,962,260
Entain Holdings Gibraltar Ltd Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.666% 3/29/2027 (d)(e)(g)	192,000	192,060
Entain PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.016% 10/31/2029 (d)(e)(g)	937,910	940,742
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0456% 11/30/2030 (d)(e)(g)	1,591,762	1,585,793
		4,680,855
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EG America LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5827% 2/7/2028 (d)(e)(g)	2,104,058	2,110,812
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 1/21/2030 (d)(e)(g)	314,213	314,997
Industrials - 0.3%
Commercial Services & Supplies - 0.2%
HomeServe USA Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3176% 10/21/2030 (d)(e)(g)	809,750	809,839
Construction & Engineering - 0.1%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5618% 3/15/2032 (d)(e)(g)	355,000	354,113
TOTAL INDUSTRIALS		1,163,952

TOTAL UNITED KINGDOM		11,659,325
UNITED STATES - 81.2%
Communication Services - 4.9%
Diversified Telecommunication Services - 1.9%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6508% 7/31/2025 (d)(e)(g)	511,512	356,463
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 13.6072% 3/25/2026 (d)(e)(g)	822,184	6,165
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.5853% 12/24/2025 (d)(e)(g)(j)	36,030	36,931
Aventiv Technologies LLC Tranche FLSO 1LN, term loan 14.5222% 3/25/2026 (d)(g)	348,935	358,531
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0572% 7/31/2025 (d)(e)(g)	14,189	13,551
Level 3 Financing Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 3/29/2032 (d)(e)(g)	1,680,000	1,697,153
Lumen Technologies Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.3268% 6/1/2028 (d)(e)(g)	1,179,018	1,207,998
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7913% 4/16/2029 (d)(e)(g)	1,117,826	1,102,880
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7913% 4/15/2030 (d)(e)(g)	1,970,555	1,943,775
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4413% 3/9/2027 (d)(e)(g)	725,347	688,499
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 3/9/2027 (d)(e)(g)	570,825	547,159
		7,959,105
Entertainment - 0.7%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.9456% 2/10/2027 (d)(e)(g)	947,342	601,562
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9413% 9/1/2027 (d)(e)(g)	1,019,467	915,155
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9413% 9/1/2027 (d)(e)(g)	850,000	761,150
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 8/30/2030 (d)(e)(g)	226,784	226,501
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6913% 8/7/2028 (d)(e)(g)	449,085	449,085
		2,953,453
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0768% 7/8/2031 (d)(e)(g)	382,436	381,002
Media - 1.8%
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.789% 10/28/2027 (d)(e)(g)	639,469	530,868
Charter Comm Operating LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2976% 12/7/2030 (d)(e)(g)	221,625	221,448
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5476% 12/15/2031 (d)(e)(g)	1,949,953	1,952,644
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8241% 6/17/2032 (d)(e)(g)	845,000	844,299
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 6/24/2032 (d)(e)(g)(i)	820,000	817,950
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 8.5268% 12/31/2030 (d)(e)(g)	266,585	226,864
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3244% 2/19/2030 (d)(e)(g)	233,531	207,842
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9413% 1/31/2029 (d)(e)(g)	1,820,372	1,780,924
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.175%, 7.373% 3/31/2031 (d)(e)(g)	1,003,534	989,625
		7,572,464
Wireless Telecommunication Services - 0.5%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3298% 1/30/2031 (d)(e)(g)	1,587,554	1,596,158
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.08% 1/25/2031 (d)(e)(g)	442,166	442,555
		2,038,713
TOTAL COMMUNICATION SERVICES		20,904,737

Consumer Discretionary - 16.4%
Automobile Components - 1.0%
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 3/3/2028 (d)(e)(g)	794,171	645,264
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 5/6/2030 (d)(e)(g)	595,508	593,274
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 1/28/2032 (d)(e)(g)	1,670,000	1,671,053
Lippert Components Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 3/25/2032 (d)(e)(g)	468,825	468,825
Novae LLC/IN 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.452% 12/22/2028 (d)(e)(g)	567,603	533,547
Power Stop LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.1297% 1/26/2029 (d)(e)(g)	638,609	476,830
		4,388,793
Automobiles - 0.4%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9413% 6/3/2028 (d)(e)(g)	972,769	949,968
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 4/18/2030 (d)(e)(g)	536,369	536,369
		1,486,337
Broadline Retail - 3.2%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8956% 6/18/2029 (d)(e)(g)	2,280,307	2,203,666
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7797% 11/8/2032 (d)(e)(g)	672,208	673,539
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 1/23/2032 (d)(e)(g)	10,809,653	10,779,278
		13,656,483
Distributors - 0.6%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 12/11/2030 (d)(e)(g)	735,392	730,428
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3214% 5/24/2032 (d)(e)(g)	875,000	856,406
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0715% 8/1/2030 (d)(e)(g)	829,863	829,656
		2,416,490
Diversified Consumer Services - 1.3%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3241% 7/31/2028 (d)(e)(g)	2,348,098	2,343,238
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 6/12/2030 (d)(e)(g)	282,895	282,895
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5774% 3/4/2028 (d)(e)(g)	3,308,177	2,894,655
		5,520,788
Hotels, Restaurants & Leisure - 6.6%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6629% 2/7/2029 (d)(e)(g)	876,819	862,570
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 11/24/2028 (d)(e)(g)	479,537	479,537
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5768% 2/6/2030 (d)(e)(g)	1,438,999	1,436,121
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5768% 2/6/2031 (d)(e)(g)	2,251,500	2,247,290
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3118% 10/18/2028 (d)(e)(g)	26,471	26,446
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3118% 8/8/2027 (d)(e)(g)	124,649	124,532
ClubCorp Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5572% 9/18/2026 (d)(e)(g)	504,406	504,154
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5625% 11/1/2031 (d)(e)(g)	1,649,580	1,570,615
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5625% 6/29/2029 (d)(e)(g)	494,620	478,253
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 1/27/2029 (d)(e)(g)	5,458,500	5,448,948
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5768% 2/12/2029 (d)(e)(g)	311,063	311,374
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 1/28/2032 (d)(e)(g)	733,163	731,330
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6913% 12/1/2028 (d)(e)(g)	228,580	229,494
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 5/26/2030 (d)(e)(g)	830,174	830,697
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5613% 12/4/2031 (d)(e)(g)	397,010	398,491
Herschend Entertainment Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5715% 5/27/2032 (d)(e)(g)	315,000	316,903
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 1/17/2031 (d)(e)(g)	653,350	652,180
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 8/2/2028 (d)(e)(g)	1,107,525	1,106,318
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0692% 11/8/2030 (d)(e)(g)	435,000	436,292
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0297% 10/31/2031 (d)(e)(g)	899,812	878,064
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 4/26/2030 (d)(e)(g)	959,004	946,796
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5347% 11/5/2031 (d)(e)(g)	786,050	787,622
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 4/1/2031 (d)(e)(g)	425,843	425,843
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 7/18/2031 (d)(e)(g)	268,192	267,932
Raising Cane's Restaurants LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 9/18/2031 (d)(e)(g)	133,988	134,656
Restaurant Technologies Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 4/2/2029 (d)(e)(g)	812,411	804,116
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 6/25/2032 (d)(e)(g)(i)	311,386	302,045
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 6/25/2032 (d)(e)(g)(i)	58,614	56,855
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 3/14/2031 (d)(e)(g)	1,318,861	1,320,457
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5413% 12/30/2026 (d)(e)(g)	1,528,100	1,468,504
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0413% 12/30/2027 (d)(e)(g)	100,000	80,583
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0413% 12/30/2026 (d)(e)(g)	249,634	241,521
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 8/3/2028 (d)(e)(g)	1,142,932	1,142,989
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5298% 9/3/2029 (d)(e)(g)	455,729	396,808
		27,446,336
Household Durables - 0.8%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 9/26/2031 (d)(e)(g)	193,538	193,779
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5400% 10/24/2031 (d)(e)(g)	1,226,451	1,228,499
Tecta America Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 2/18/2032 (d)(e)(g)	345,000	345,324
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 10/30/2027 (d)(e)(g)	1,266,768	1,256,407
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 10/30/2027 (d)(e)(g)	413,930	411,964
		3,435,973
Leisure Products - 0.1%
Lids Holdings Inc 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.9635% 12/14/2026 (d)(e)(g)(j)	52,013	51,492
Topgolf Callaway Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 3/15/2030 (d)(e)(g)	378,245	371,814
		423,306
Specialty Retail - 2.1%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1886% 11/5/2027 (d)(e)(g)	158,179	157,520
At Home Group Inc Tranche A, term loan 1% 10/17/2025 (d)(g)(j)(k)	15,964	15,964
At Home Group Inc Tranche A, term loan 12.3135% 10/17/2025 (d)(g)(j)	11,143	11,142
At Home Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6913% 7/24/2028 (d)(e)(g)	420,478	24,388
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0487% 10/16/2031 (d)(e)(g)	1,214,715	1,218,942
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8176% 6/9/2031 (d)(e)(g)	570,688	571,492
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0347% 12/4/2031 (d)(e)(g)	977,550	940,481
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1618% 6/6/2031 (d)(e)(g)	465,282	433,294
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8072% 4/15/2028 (d)(e)(g)	523,365	437,554
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% (d)(e)(g)(h)(i)(j)	31,919	7,660
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9413% 10/20/2028 (d)(e)(g)	677,210	657,124
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6768% 10/20/2028 (d)(e)(g)	665,788	647,839
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 2/8/2028 (d)(e)(g)	1,068,338	975,158
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0259% 9/4/2029 (d)(e)(g)	1,790,551	1,648,579
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 4/16/2028 (d)(e)(g)	604,763	600,984
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 1/30/2031 (d)(e)(g)	455,434	453,102
		8,801,223
Textiles, Apparel & Luxury Goods - 0.3%
Crocs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5768% 2/19/2029 (d)(e)(g)	309,542	310,880
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 11/24/2028 (d)(e)(g)	174,046	173,611
Varsity Brands LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8298% 8/26/2031 (d)(e)(g)	812,963	812,198
		1,296,689
TOTAL CONSUMER DISCRETIONARY		68,872,418

Consumer Staples - 2.3%
Beverages - 0.7%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5476% 4/1/2032 (d)(e)(g)	585,000	587,779
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6456% 1/24/2029 (d)(e)(g)	737,009	584,692
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.3956% 1/24/2030 (d)(e)(g)	96,714	44,609
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7956% 1/24/2029 (d)(e)(g)	529,573	524,013
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 3/31/2028 (d)(e)(g)	1,404,652	1,409,062
		3,150,155
Consumer Staples Distribution & Retail - 0.5%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0613% 2/5/2029 (d)(e)(g)	217,778	218,673
Cardenas Merger Sub LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 11.1456% 8/1/2029 (d)(e)(g)	1,111,357	1,019,115
Froneri US Inc Tranche B-4 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2368% 9/30/2031 (d)(e)(g)	277,166	273,876
JP Intermediate B LLC 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 0% (d)(e)(g)(h)(i)	336,241	10,087
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5347% 4/1/2029 (d)(e)(g)	654,302	650,350
		2,172,101
Food Products - 1.0%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8215% 12/23/2030 (d)(e)(g)	486,692	487,451
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 10/25/2027 (d)(e)(g)	835,366	837,279
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7218% 8/2/2028 (d)(e)(g)	1,044,620	574,541
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.4738% 8/2/2028 (d)(e)(g)	569,301	510,948
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.409% 8/2/2028 (d)(e)(g)	527,818	473,717
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 2/12/2031 (d)(e)(g)	703,186	704,515
Wellness Pet LLC Tranche A 1LN, term loan CME Term SOFR 1 month Index + 3.95%, 8.2492% 12/31/2029 (d)(e)(g)	141,394	118,417
Wellness Pet LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3108% 12/31/2029 (d)(e)(g)	106,286	58,458
		3,765,326
Personal Care Products - 0.1%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1913% 5/17/2028 (d)(e)(g)	448,258	325,735
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9327% 2/23/2029 (d)(e)(g)	110,446	106,226
		431,961
TOTAL CONSUMER STAPLES		9,519,543

Energy - 2.6%
Energy Equipment & Services - 0.4%
WaterBridge Midstream Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3136% 6/27/2029 (d)(e)(g)	1,766,650	1,754,972
Oil, Gas & Consumable Fuels - 2.2%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0613% 7/9/2031 (d)(e)(g)	625,275	622,411
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2956% 10/31/2028 (d)(e)(g)	203,476	204,047
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9413% 3/31/2028 (d)(e)(g)	412,800	410,393
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2956% 12/31/2030 (d)(e)(g)	1,785,186	1,784,527
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 12/30/2027 (d)(e)(g)	311,846	311,325
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9268% 11/19/2029 (d)(e)(g)	643,622	631,522
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 4/1/2030 (d)(e)(g)	403,988	406,007
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 5/30/2031 (d)(e)(g)	386,775	387,904
Hilcorp Energy I LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3144% 2/11/2030 (d)(e)(g)	483,788	483,788
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8075% 10/30/2028 (d)(e)(g)	3,290,938	1,769,802
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.009% 2/28/2030 (d)(e)(g)	1,497,138	1,477,496
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 8/1/2029 (d)(e)(g)	256,760	258,123
WaterBridge NDB Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3003% 5/10/2029 (d)(e)(g)	412,536	410,902
		9,158,247
TOTAL ENERGY		10,913,219

Financials - 11.2%
Capital Markets - 2.0%
BroadStreet Partners Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 6/13/2031 (d)(e)(g)	1,043,107	1,044,130
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 10/31/2031 (d)(e)(g)	1,766,147	1,772,559
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 5/17/2031 (d)(e)(g)	720,161	717,640
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 9/15/2031 (d)(e)(g)	1,030,062	1,027,621
GTCR Everest Borrower LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 9/5/2031 (d)(e)(g)	915,799	916,944
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2597% 2/3/2032 (d)(e)(g)	1,058,292	1,054,768
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3327% 12/15/2031 (d)(e)(g)	1,219,165	1,217,593
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.9666% 11/26/2031 (d)(e)(g)	568,575	568,575
Superannuation & Investments US LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1913% 12/1/2028 (d)(e)(g)	353,267	354,923
		8,674,753
Financial Services - 3.4%
ACNR Holdings Inc term loan 13% (d)(g)(j)(l)	85,325	85,649
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2956% 1/31/2031 (d)(e)(g)	2,123,678	2,128,095
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 5/31/2032 (d)(e)(g)(i)	700,000	696,500
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 9/30/2031 (d)(e)(g)	1,318,375	1,320,023
Empire Today LP, LLC Tranche EXCH 1ST OUT TLB 1LN, term loan 10.0413% 8/3/2029 (d)(g)	63,116	49,546
Empire Today LP, LLC Tranche EXCH FLSO TL 1LN, term loan 9.5413% 8/3/2029 (d)(g)	383,955	115,187
Empire Today LP, LLC Tranche NEW $ 1ST OUT TLA 1LN, term loan 10.0413% 8/3/2029 (d)(g)	119,776	94,024
Fusion Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% 6/6/2030 (d)(e)(g)(i)	357,913	350,755
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (d)(e)(g)(h)(i)(j)	81,952	0
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0297% 4/16/2029 (d)(e)(g)	378,079	380,537
Neon Maple US Debt Mergersub Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 11/17/2031 (d)(e)(g)	1,386,525	1,388,161
Nexus Buyer LLC 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6768% 11/5/2029 (d)(e)(g)	305,000	302,276
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 7/31/2031 (d)(e)(g)	1,625,959	1,630,415
Orion US Finco Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 5/20/2032 (d)(e)(g)(i)	395,000	396,185
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0768% 5/16/2031 (d)(e)(g)	359,778	360,138
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0252% 2/20/2030 (d)(e)(g)	414,766	415,649
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 5/12/2032 (d)(e)(g)(i)	130,000	131,015
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 6/24/2031 (d)(e)(g)	568,811	569,267
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 6/24/2031 (d)(e)(g)	466,669	466,963
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5715% 11/21/2031 (d)(e)(g)	402,975	404,297
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.072% 2/20/2032 (d)(e)(g)	2,990,000	2,985,635
		14,270,317
Insurance - 5.8%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 6/5/2032 (d)(e)(g)	855,000	853,931
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 11/6/2030 (d)(e)(g)	4,558,508	4,542,234
Alera Group Intermediate Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 5/31/2032 (d)(e)(g)	1,135,000	1,138,121
Alera Group Intermediate Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.8268% 5/31/2033 (d)(e)(g)	505,000	514,257
AmWINS Group Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 1/30/2032 (d)(e)(g)	1,303,450	1,303,685
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3268% 12/29/2031 (d)(e)(g)	532,438	532,245
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4268% 8/19/2028 (d)(e)(g)	2,917,533	2,874,179
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 8/19/2028 (d)(e)(g)	1,234,461	1,220,128
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 9/19/2030 (d)(e)(g)	3,088,909	3,008,783
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6913% 1/31/2028 (d)(e)(g)	2,050,000	1,955,188
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6913% 1/20/2029 (d)(e)(g)	1,970,000	1,823,787
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 5/6/2031 (d)(e)(g)	1,030,363	1,030,147
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7695% 6/20/2030 (d)(e)(g)	1,917,785	1,923,097
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 9/15/2031 (d)(e)(g)	435,892	435,163
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 9/29/2030 (d)(e)(g)	451,996	450,441
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 11/21/2029 (d)(e)(g)	783,797	782,206
		24,387,592
TOTAL FINANCIALS		47,332,662

Health Care - 7.0%
Health Care Equipment & Supplies - 1.7%
Avantor Funding Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4268% 11/8/2027 (d)(e)(g)	26,570	26,658
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 12/18/2030 (d)(e)(g)(i)	990,000	990,624
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 3/30/2029 (d)(e)(g)	473,924	471,356
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 8/4/2031 (d)(e)(g)	1,578,557	1,587,760
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 10/23/2028 (d)(e)(g)	3,489,089	3,490,799
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5456% 5/30/2031 (d)(e)(g)	426,775	428,111
		6,995,308
Health Care Providers & Services - 2.6%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.6956% 2/15/2029 (d)(e)(g)	477,892	324,726
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5643% 2/11/2028 (d)(e)(g)	827,279	827,130
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 5/9/2031 (d)(e)(g)	674,900	678,194
Examworks Bidco Inc Tranche B 1LN, term loan 7.0768% 11/1/2028 (d)(g)	457,395	458,392
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3956% 10/1/2027 (d)(e)(g)	387,642	372,815
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3268% 9/24/2031 (d)(e)(g)	2,054,675	1,989,727
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 10/23/2031 (d)(e)(g)	349,068	349,404
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 4.1476% 10/23/2031 (d)(e)(g)(k)	45,040	45,083
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2956% 7/3/2028 (d)(e)(g)	141,410	142,227
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2956% 7/3/2028 (d)(e)(g)	35,232	35,435
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 4/15/2031 (d)(e)(g)(i)	40,000	40,114
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 4/15/2031 (d)(e)(g)	675,768	677,701
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 2/21/2031 (d)(e)(g)	469,080	470,305
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 11/15/2028 (d)(e)(g)	1,200,538	1,200,454
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.79561% 6/25/2032 (d)(e)(g)	480,000	475,800
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5273% 12/4/2031 (d)(e)(g)	1,286,775	1,287,290
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6886% 10/1/2028 (d)(e)(g)	561,727	554,133
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.5%, 8.7956% 10/11/2031 (d)(e)(g)	318,831	319,628
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8088% 10/11/2031 (d)(e)(g)	14,565	14,601
US Radiology Specialists Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0456% 12/15/2027 (d)(e)(g)	560,857	561,676
		10,824,835
Health Care Technology - 1.4%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 2/15/2029 (d)(e)(g)	1,648,061	1,645,489
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (g)	235,000	235,881
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0741% 3/26/2032 (d)(e)(g)	755,000	750,598
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0741% 5/1/2031 (d)(e)(g)	1,392,428	1,384,603
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 9/28/2029 (d)(e)(g)	1,065,104	1,057,254
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 11/26/2031 (d)(e)(g)	965,063	958,896
		6,032,721
Pharmaceuticals - 1.3%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5613% 10/8/2030 (d)(e)(g)	2,680,000	2,579,071
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1741% 8/1/2027 (d)(e)(g)	296,901	296,568
Endo Finance Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 4/23/2031 (d)(e)(g)	932,950	930,851
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 5/5/2028 (d)(e)(g)	1,009,087	1,012,962
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5714% 5/19/2031 (d)(e)(g)	796,129	780,867
		5,600,319
TOTAL HEALTH CARE		29,453,183

Industrials - 12.7%
Aerospace & Defense - 1.4%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 10/31/2030 (d)(e)(g)	366,853	367,542
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.0768% 1/27/2032 (d)(e)(g)	482,575	483,058
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0712% 2/26/2032 (d)(e)(g)	1,457,500	1,455,226
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 1% 2/26/2032 (d)(e)(g)(k)	137,500	137,286
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3003% 12/11/2031 (d)(e)(g)	713,596	716,272
Signia Aerospace LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3%, 1% 12/11/2031 (d)(e)(g)(k)	59,615	59,839
TransDigm Inc Tranche I 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 8/24/2028 (d)(e)(g)	1,486,213	1,490,984
TransDigm Inc Tranche J 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7956% 2/28/2031 (d)(e)(g)	414,760	415,466
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 3/22/2030 (d)(e)(g)	122,203	122,611
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7956% 1/19/2032 (d)(e)(g)	814,897	815,989
		6,064,273
Air Freight & Logistics - 0.5%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 10/31/2031 (d)(e)(g)	612,699	612,785
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 10/31/2031 (d)(e)(g)	233,051	233,083
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 11/23/2028 (d)(e)(g)	415,886	387,814
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1768% 11/23/2028 (d)(e)(g)(j)	393,863	382,440
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.6768% 11/23/2029 (d)(e)(g)(j)	175,000	167,475
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 3/17/2030 (d)(e)(g)	172,486	171,085
STG DISTRIBUTION LLC Tranche EXCHANGE FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.35%, 12.6658% 10/3/2029 (d)(e)(g)(j)	106,502	106,502
STG DISTRIBUTION LLC Tranche EXCHANGE FLSO 1LN, term loan CME Term SOFR 1 month Index + 7.6%, 11.9158% 10/3/2029 (d)(e)(g)(j)	227,359	130,504
		2,191,688
Building Products - 0.9%
ACProducts Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8072% 5/17/2028 (d)(e)(g)	784,485	590,325
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 1/3/2029 (d)(e)(g)	305,112	305,097
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6768% 11/3/2028 (d)(e)(g)	552,570	553,133
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8268% 8/4/2031 (d)(e)(g)	387,075	386,181
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 1/24/2029 (d)(e)(g)	347,736	348,171
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 4/29/2029 (d)(e)(g)	590,984	542,843
PHRG Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 8.3327% 2/20/2032 (d)(e)(g)	820,000	814,875
Specialty Building Products Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 10/15/2028 (d)(e)(g)	203,088	193,504
		3,734,129
Commercial Services & Supplies - 5.1%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 12/21/2028 (d)(e)(g)	2,057,754	2,055,017
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 5/12/2028 (d)(e)(g)	2,839,327	2,851,878
ArchKey Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0456% 11/1/2031 (d)(e)(g)	541,058	544,575
ArchKey Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 4.75% 11/1/2031 (d)(e)(g)(k)	62,586	62,993
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7956% 2/15/2031 (d)(e)(g)	963,861	803,725
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 5/31/2028 (d)(e)(g)	520,360	522,410
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7759% 8/1/2030 (d)(e)(g)	1,883,550	1,568,997
Brock Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0456% 5/2/2030 (d)(e)(g)	238,200	225,695
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.9297% 5/3/2029 (d)(e)(g)	604,345	520,746
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 6 month Index + 2%, 6.2704% 2/9/2031 (d)(e)(g)	212,321	212,410
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2797% 8/1/2029 (d)(e)(g)	1,425,800	1,430,990
Filtration Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 10/21/2028 (d)(e)(g)	551,078	552,969
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5768% 4/13/2029 (d)(e)(g)	319,956	320,356
GFL ES US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8238% 3/3/2032 (d)(e)(g)	1,190,000	1,189,012
Madison IAQ LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5105% 5/6/2032 (d)(e)(g)	830,000	831,751
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7622% 6/21/2028 (d)(e)(g)	1,167,491	1,167,795
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0797% 10/11/2028 (d)(e)(g)	69,822	65,607
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3297% 4/11/2029 (d)(e)(g)	2,606,432	2,458,882
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7826% 7/25/2030 (d)(e)(g)	962,683	964,088
Pitney Bowes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 3/19/2032 (d)(e)(g)	299,250	298,376
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5618% 11/30/2028 (d)(e)(g)	238,405	238,703
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5714% 11/30/2028 (d)(e)(g)	423,489	423,489
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5618% 11/30/2028 (d)(e)(g)	18,408	18,431
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5714% 11/30/2028 (d)(e)(g)	23,316	23,316
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4413% 12/10/2026 (d)(e)(g)	297,853	299,342
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.0456% 6/15/2030 (d)(e)(g)	208,871	199,604
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.6913% 10/19/2030 (d)(e)(g)	367,814	304,825
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.4413% 4/19/2030 (d)(e)(g)	382,301	379,434
WMB Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 11/2/2029 (d)(e)(g)	1,010,344	1,008,828
		21,544,244
Construction & Engineering - 0.4%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0379% 3/27/2031 (d)(e)(g)	416,023	416,315
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 11/3/2031 (d)(e)(g)	567,150	568,568
Pike Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4413% 1/21/2028 (d)(e)(g)	239,375	240,604
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2797% 2/16/2028 (d)(e)(g)	262,033	262,361
Zekelman Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5629% 1/24/2031 (d)(e)(g)	376,841	376,672
		1,864,520
Electrical Equipment - 0.3%
Vertiv Group Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0741% 3/2/2027 (d)(e)(g)	1,146,267	1,147,116
Ground Transportation - 0.2%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0456% 4/10/2031 (d)(e)(g)	788,400	783,717
Machinery - 0.8%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 6/28/2032 (d)(e)(g)(i)	605,000	608,025
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7879% 3/15/2030 (d)(e)(g)	517,175	517,662
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8241% 9/28/2028 (d)(e)(g)	339,605	331,274
Crown Equipment Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5741% 10/10/2031 (d)(e)(g)	399,338	398,339
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4268% 1/2/2032 (d)(e)(g)	239,400	239,999
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4268% 3/25/2031 (d)(e)(g)	1,197,326	1,176,673
TNT Crane & Rigging Inc 2LN, term loan CME Term SOFR 1 month Index + 8.75%, 13.3092% 12/3/2026 (d)(e)(g)(j)	54,146	47,306
		3,319,278
Passenger Airlines - 0.7%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5224% 4/20/2028 (d)(e)(g)	637,000	632,121
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5799% 5/28/2032 (d)(e)(g)	385,000	387,118
American Airlines 2016-3 Class A Pass Through Trust Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5068% 6/4/2029 (d)(e)(g)	376,200	372,438
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0224% 10/20/2027 (d)(e)(g)	151,780	152,520
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2752% 2/22/2031 (d)(e)(g)	982,845	983,258
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0476% 4/1/2031 (d)(e)(g)	535,000	535,893
		3,063,348
Professional Services - 1.4%
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 9/29/2031 (d)(e)(g)	1,954,425	1,949,540
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0743% 10/30/2031 (d)(e)(g)	398,000	396,758
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 12/29/2028 (d)(e)(g)	1,392,367	1,314,297
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3327% 9/29/2028 (d)(e)(g)	670,048	672,099
Dayforce Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2797% 3/1/2031 (d)(e)(g)	316,808	316,808
EAB Global Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 8/16/2030 (d)(e)(g)	497,451	487,502
Galaxy US Opco Inc 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2797% 7/31/2030 (d)(e)(g)	285,644	264,577
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3268% 7/31/2031 (d)(e)(g)	367,910	369,061
		5,770,642
Trading Companies & Distributors - 0.4%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.7913% 1/31/2028 (d)(e)(g)	477,513	470,947
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2798% 1/29/2031 (d)(e)(g)	1,210,878	1,183,197
		1,654,144
Transportation Infrastructure - 0.6%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2605% 4/8/2030 (d)(e)(g)	774,841	776,003
Beacon Mobility Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 6/18/2030 (d)(e)(g)(i)	321,024	320,623
Beacon Mobility Corp Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 6/18/2030 (d)(e)(g)(i)	43,976	43,921
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5456% 1/2/2029 (d)(e)(g)	232,784	229,351
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 10.0572% 8/10/2029 (d)(e)(g)	546,656	314,781
Lasership Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 7%, 8.2956% 1/2/2029 (d)(e)(g)	76,125	45,199
Lasership Inc Tranche E 1LN, term loan CME Term SOFR 1 month Index + 7.5%, 6.0572% 8/10/2029 (d)(e)(g)	147,366	42,490
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 7/26/2028 (d)(e)(g)	855,155	854,753
		2,627,121
TOTAL INDUSTRIALS		53,764,220

Information Technology - 15.8%
Communications Equipment - 0.6%
Ciena Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0676% 10/24/2030 (d)(e)(g)	132,317	132,813
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5768% 12/17/2029 (d)(e)(g)	2,544,083	2,571,915
		2,704,728
Electronic Equipment, Instruments & Components - 1.0%
DG Investment Intermediate Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 6.75%, 11.1913% 3/30/2029 (d)(e)(g)	60,000	59,494
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9413% 3/31/2028 (d)(e)(g)	796,205	795,401
DG Investment Intermediate Holdings Inc Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 3.5% 3/31/2028 (d)(e)(g)(k)	22,656	22,542
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 5/30/2031 (d)(e)(g)	584,409	584,854
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 11/9/2029 (d)(e)(g)	610,723	610,955
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 8/18/2031 (d)(e)(g)	967,837	968,911
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 3/17/2032 (d)(e)(g)	450,000	451,688
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5798% 10/24/2031 (d)(e)(g)	527,350	527,350
		4,021,195
IT Services - 3.1%
Ahead DB Holdings LLC Tranche B3 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 2/1/2031 (d)(e)(g)	351,244	351,318
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5177% 2/10/2028 (d)(e)(g)	1,013,710	968,094
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (d)(g)	95,250	76,676
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 3/6/2028 (d)(e)(g)	458,850	458,611
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 9.3268% 3/20/2033 (d)(e)(g)	535,000	535,166
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 3/20/2032 (d)(e)(g)	2,064,825	2,071,928
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 6/17/2031 (d)(e)(g)	1,404,698	1,402,451
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 2/1/2028 (d)(e)(g)	2,845,280	2,504,728
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 6/21/2031 (d)(e)(g)	765,000	766,913
X Corp 1LN, term loan 9.5% 10/26/2029 (g)	2,475,000	2,404,883
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9268% 10/26/2029 (d)(e)(g)	1,627,371	1,588,216
		13,128,984
Semiconductors & Semiconductor Equipment - 0.2%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3215% 8/17/2029 (d)(e)(g)	727,753	728,480
Software - 10.6%
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7956% 2/24/2031 (d)(e)(g)	837,772	840,913
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1768% 12/10/2029 (d)(e)(g)	942,748	942,513
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 12/11/2028 (d)(e)(g)	1,963,103	1,961,886
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0456% 3/21/2031 (d)(e)(g)	1,473,298	1,475,478
Cloud Software Group Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7956% 3/29/2029 (d)(e)(g)	1,725,972	1,727,146
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0572% 9/29/2028 (d)(e)(g)	614,841	617,405
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 10/16/2026 (d)(e)(g)	2,683,821	2,655,855
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.3268% 2/19/2029 (d)(e)(g)	845,000	730,925
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5456% 4/2/2029 (d)(e)(g)(j)	1,159,175	1,114,430
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 10/9/2029 (d)(e)(g)	576,379	577,462
EP Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 0% 11/6/2028 (d)(e)(g)(i)	160,000	156,880
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 5/30/2031 (d)(e)(g)	1,140,504	1,142,796
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.31% 3/3/2028 (d)(e)(g)	551,893	551,694
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 9/12/2029 (d)(e)(g)	1,299,330	1,296,900
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 1/30/2032 (d)(e)(g)	897,750	897,086
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4576% 10/9/2031 (d)(e)(g)	1,246,875	1,247,349
Leia Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.4576% 10/9/2032 (d)(e)(g)	305,000	302,203
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 12/31/2031 (d)(e)(g)	1,705,573	1,478,169
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 5/3/2028 (d)(e)(g)	3,256,893	3,052,329
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5768% 2/23/2029 (d)(e)(g)	225,000	196,594
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7797% 7/1/2031 (d)(e)(g)	1,436,528	1,380,863
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5326% 7/31/2026 (d)(e)(g)	767,683	614,968
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.2913% 6/2/2028 (d)(e)(g)	4,430,241	4,312,707
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 9.2956% 5/9/2033 (d)(e)(g)	580,000	575,650
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 10/26/2030 (d)(e)(g)	1,425,487	1,431,631
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 7/16/2031 (d)(e)(g)	554,423	555,116
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 8/31/2028 (d)(e)(g)	1,805,947	1,806,146
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1788% 5/15/2028 (d)(e)(g)	626,066	282,776
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6788% 5/15/2028 (d)(e)(g)	145,858	145,961
RealPage Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0456% 4/24/2028 (d)(e)(g)	309,225	309,225
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5572% 4/24/2028 (d)(e)(g)	1,167,190	1,158,202
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 10/2/2028 (d)(e)(g)	996,559	984,102
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.2797% 4/5/2030 (d)(e)(g)	1,681,917	1,523,446
Roper Industrial Products Investment Co 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 11/22/2029 (d)(e)(g)	509,977	508,544
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 8/13/2029 (d)(e)(g)	621,202	623,960
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 5/9/2031 (d)(e)(g)	1,037,764	1,042,413
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3113% 2/10/2031 (d)(e)(g)	3,574,214	3,586,796
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0195% 4/12/2031 (d)(e)(g)	740,140	742,916
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 0% 6/28/2030 (d)(e)(g)(i)	255,000	242,780
		44,794,215
Technology Hardware, Storage & Peripherals - 0.3%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3215% 2/20/2032 (d)(e)(g)	1,429,750	1,420,814
TOTAL INFORMATION TECHNOLOGY		66,798,416

Materials - 6.4%
Chemicals - 3.2%
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.1768% 11/24/2028 (d)(e)(g)	410,000	383,350
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4268% 11/24/2027 (d)(e)(g)	434,072	405,858
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9268% 9/30/2028 (d)(e)(g)	1,523,536	1,527,162
Arthur US Finco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5456% 12/14/2029 (d)(e)(g)	691,870	642,574
Avient Corp Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9576% 8/29/2029 (d)(e)(g)	448,863	450,147
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0456% 12/23/2031 (d)(e)(g)	800,975	789,465
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 8/18/2028 (d)(e)(g)	1,078,086	1,074,043
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3113% 11/1/2030 (d)(e)(g)	444,392	442,219
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0224% 10/4/2029 (d)(e)(g)	1,696,902	1,693,186
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3206% 7/3/2028 (d)(e)(g)	941,506	856,347
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3118% 3/15/2029 (d)(e)(g)	1,491,450	1,487,408
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8643% 3/15/2030 (d)(e)(g)	205,000	200,131
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 3/14/2030 (d)(e)(g)	166,600	152,022
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 4/2/2029 (d)(e)(g)	1,067,971	991,878
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0326% 8/25/2031 (d)(e)(g)	1,192,304	1,150,574
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2871% 1/31/2029 (d)(e)(g)	689,989	689,699
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3268% 9/30/2031 (d)(e)(g)	360,824	362,426
USALCO LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4%, 1% 9/30/2031 (d)(e)(g)(k)	37,363	37,529
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 9/22/2028 (d)(e)(g)	171,447	171,519
		13,507,537
Construction Materials - 0.9%
Eco Material Technologies Inc 1LN, term loan CME Term SOFR 6 month Index + 3.25%, 7.4666% 2/12/2032 (d)(e)(g)	510,000	512,764
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7797% 8/3/2030 (d)(e)(g)	141,824	141,257
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 2/10/2032 (d)(e)(g)	2,119,669	2,115,961
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3215% 4/2/2029 (d)(e)(g)	210,370	211,028
VM Consolidated Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 3/24/2028 (d)(e)(g)	379,435	380,857
White Cap Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 10/19/2029 (d)(e)(g)	281,999	280,025
		3,641,892
Containers & Packaging - 2.2%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 3/3/2028 (d)(e)(g)	1,173,216	1,171,362
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8212% 6/7/2031 (d)(e)(g)	1,039,568	1,042,957
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0613% 11/29/2030 (d)(e)(g)	781,543	783,989
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.5018% 4/13/2029 (d)(e)(g)	3,125,129	3,117,599
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 4/1/2032 (d)(e)(g)	1,896,838	1,888,416
Clydesdale Acquisition Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 1.8036% 4/1/2032 (d)(e)(g)(k)	33,162	33,014
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 8/4/2027 (d)(e)(g)	367,658	368,169
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 5/1/2031 (d)(e)(g)	567,143	566,082
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 4/21/2031 (d)(e)(g)	339,688	340,536
		9,312,124
Paper & Forest Products - 0.1%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 5/23/2031 (d)(e)(g)	733,293	733,828
TOTAL MATERIALS		27,195,381

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Cushman & Wakefield US Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 1/31/2030 (d)(e)(g)	165,813	166,434
Greystar Real Estate Partners LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 8/21/2030 (d)(e)(g)	338,315	338,739
		505,173
Utilities - 1.8%
Electric Utilities - 0.8%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0305% 4/16/2031 (d)(e)(g)	635,176	635,970
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 12/20/2030 (d)(e)(g)	980,944	982,916
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5741% 1/27/2031 (d)(e)(g)	1,562,127	1,562,002
		3,180,888
Independent Power and Renewable Electricity Producers - 1.0%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 9/30/2031 (d)(e)(g)	829,710	827,984
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 7/31/2030 (d)(e)(g)	423,375	423,104
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 2/26/2032 (d)(e)(g)	533,663	534,532
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5695% 6/4/2032 (d)(e)(g)	337,097	331,831
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 1% 6/4/2032 (d)(e)(g)(k)	42,903	42,233
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.8268% 3/29/2030 (d)(e)(g)	621,094	615,659
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8077% 12/13/2031 (d)(e)(g)	283,575	284,151
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1913% 3/24/2028 (d)(e)(g)	735,684	727,180
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1913% 3/27/2028 (d)(e)(g)	538,650	539,997
		4,326,671
Multi-Utilities - 0.0%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 6/23/2028 (d)(e)(g)	317,625	297,376
TOTAL UTILITIES		7,804,935

TOTAL UNITED STATES		343,063,887
TOTAL BANK LOAN OBLIGATIONS (Cost $384,180,868)		375,945,224

Common Stocks - 1.0%
	Shares	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
New Cineworld Ltd (j)(m)	12,397	302,611
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg Sarl (j)(m)	85	136,992
UNITED STATES - 0.9%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (j)	528	7,260
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Old Claimco LLC (j)(m)	15,069	177,211
Specialty Retail - 0.0%
Joann Inc (j)(m)	94,692	0
TOTAL CONSUMER DISCRETIONARY		177,211

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
California Resources Corp	16,980	775,477
Expand Energy Corp	11,625	1,359,428
Expand Energy Corp (b)	103	12,045
Exxon Mobil Corp	4,943	532,855
New Fortress Energy Inc	7,598	25,225
		2,705,030
Financials - 0.1%
Financial Services - 0.1%
ACNR Holdings Inc (j)(m)	4,662	441,212
Carnelian Point Holdings LP warrants 6/30/2027 (j)(m)	329	960
Limetree Bay Cayman Ltd (j)(m)	38	0
		442,172
Industrials - 0.1%
Machinery - 0.0%
Tnt Crane & Rigging LLC (j)(m)	5,338	0
Tnt Crane & Rigging LLC warrants 10/31/2025 (j)(m)	1,797	0
		0
Professional Services - 0.1%
Franchise Group New Holdco LLC Class A (j)	7,460	388,517
TOTAL INDUSTRIALS		388,517

Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (j)(m)	2,417	98,396
TOTAL UNITED STATES		3,818,586
TOTAL COMMON STOCKS (Cost $2,584,346)		4,258,189

Non-Convertible Corporate Bonds - 3.7%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (f)	15,000	15,050
FRANCE - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Altice France SA 5.125% 1/15/2029 (f)	170,000	140,463
Altice France SA 5.125% 7/15/2029 (f)	415,000	343,008
Altice France SA 5.5% 1/15/2028 (f)	95,000	79,950
Altice France SA 5.5% 10/15/2029 (f)	640,000	530,506

TOTAL FRANCE		1,093,927
PUERTO RICO - 0.1%
Communication Services - 0.1%
Media - 0.1%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (f)	250,000	147,190
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (f)	665,000	447,213

TOTAL PUERTO RICO		594,403
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (f)	335,000	369,780
UNITED STATES - 3.2%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.1%
Frontier Communications Holdings LLC 5% 5/1/2028 (f)	100,000	99,958
Level 3 Financing Inc 4.5% 4/1/2030 (f)	275,000	248,875
		348,833
Media - 0.8%
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (f)	170,000	168,433
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (f)	330,000	328,794
DISH Network Corp 11.75% 11/15/2027 (f)	655,000	675,191
Dotdash Meredith Inc 7.625% 6/15/2032 (f)	170,000	164,849
EchoStar Corp 10.75% 11/30/2029	827,687	851,359
Univision Communications Inc 6.625% 6/1/2027 (f)	105,000	104,713
Univision Communications Inc 7.375% 6/30/2030 (f)	575,000	565,073
Univision Communications Inc 8% 8/15/2028 (f)	150,000	152,217
Univision Communications Inc 8.5% 7/31/2031 (f)	240,000	240,266
		3,250,895
TOTAL COMMUNICATION SERVICES		3,599,728

Consumer Discretionary - 0.8%
Automobile Components - 0.0%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (f)	175,000	179,629
Automobiles - 0.2%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (f)	850,000	835,144
Diversified Consumer Services - 0.1%
TKC Holdings Inc 10.5% 5/15/2029 (f)	275,000	282,571
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Inc 7% 2/15/2030 (f)	160,000	165,693
CEC Entertainment LLC 6.75% 5/1/2026 (f)	95,000	94,272
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (f)	795,000	761,465
		1,021,430
Specialty Retail - 0.2%
Carvana Co 5.625% 10/1/2025 (f)	800,000	796,116
Staples Inc 10.75% 9/1/2029 (f)	175,000	165,624
		961,740
TOTAL CONSUMER DISCRETIONARY		3,280,514

Financials - 0.5%
Financial Services - 0.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	520,000	437,101
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	435,000	406,767
NFE Financing LLC 12% 11/15/2029 (f)	1,010,432	458,736
		1,302,604
Insurance - 0.2%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (f)	600,000	619,820
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (f)	355,000	360,895
		980,715
TOTAL FINANCIALS		2,283,319

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (f)	125,000	128,410
Industrials - 0.4%
Aerospace & Defense - 0.1%
TransDigm Inc 6.375% 3/1/2029 (f)	505,000	518,100
Commercial Services & Supplies - 0.3%
Artera Services LLC 8.5% 2/15/2031 (f)	150,000	124,908
Brand Industrial Services Inc 10.375% 8/1/2030 (f)	210,000	193,754
GEO Group Inc/The 8.625% 4/15/2029	80,000	84,698
Neptune Bidco US Inc 9.29% 4/15/2029 (f)	690,000	667,576
OT Midco Inc 10% 2/15/2030 (f)	170,000	131,374
		1,202,310
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (f)	35,000	36,642
Passenger Airlines - 0.0%
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (f)	35,000	34,920
Delta Air Lines Inc / SkyMiles IP Ltd 4.5% 10/20/2025 (f)	11,651	11,623
		46,543
TOTAL INDUSTRIALS		1,803,595

Information Technology - 0.3%
IT Services - 0.1%
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (f)	235,000	240,277
Software - 0.2%
Cloud Software Group Inc 8.25% 6/30/2032 (f)	444,000	472,518
Cloud Software Group Inc 9% 9/30/2029 (f)	190,000	196,940
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	165,000	166,554
		836,012
TOTAL INFORMATION TECHNOLOGY		1,076,289

Materials - 0.0%
Construction Materials - 0.0%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (f)	300,000	314,537
Real Estate - 0.3%
Diversified REITs - 0.1%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (f)	312,000	330,733
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (f)	45,000	44,726
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (f)	25,000	24,560
		400,019
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	780,000	720,374
TOTAL REAL ESTATE		1,120,393

TOTAL UNITED STATES		13,606,785
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $16,095,342)		15,679,945

Preferred Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.6979% (d)(e)(l)	815,000	825,978
Financials - 0.2%
Banks - 0.2%
Wells Fargo & Co 3.9% (d)(l)	680,000	674,111
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aircastle Ltd 5.25% (d)(f)(l)	240,000	241,181
TOTAL UNITED STATES		1,741,270
TOTAL PREFERRED SECURITIES (Cost $1,725,615)		1,741,270

Money Market Funds - 6.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $27,085,762)	4.32	27,080,346	27,085,762

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $436,508,363)	429,470,816
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(6,913,713)
NET ASSETS - 100.0%	422,557,103

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,646,057 or 0.6% of net assets.

(c)	Affiliated Fund
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,380,687 or 3.6% of net assets.

(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Non-income producing - Security is in default.
(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)	Level 3 security
(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $452,808 and $452,462, respectively.

(l)	Security is perpetual in nature with no stated maturity date.
(m)	Non-income producing
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/21	975

Fidelity Private Credit Company LLC	4/28/22 - 6/09/25	2,711,430

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	40,902,128	86,055,616	99,871,983	658,094	-	1	27,085,762	27,080,346	0.1%
Fidelity Securities Lending Cash Central Fund	-	1,426,511	1,426,511	2	-	-	-	-	0.0%
Total	40,902,128	87,482,127	101,298,494	658,096	-	1	27,085,762

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	2,459,376	182,576	-	137,576	-	(7,940)	2,634,012	273,003
	2,459,376	182,576	-	137,576	-	(7,940)	2,634,012

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	2,634,012	-	2,634,012	-

Asset-Backed Securities	2,126,414	-	2,126,414	-

Bank Loan Obligations
Communication Services	30,494,388	-	30,457,457	36,931
Consumer Discretionary	77,790,965	-	77,704,707	86,258
Consumer Staples	10,626,516	-	10,626,516	-
Energy	13,024,031	-	13,024,031	-
Financials	48,184,140	-	48,098,491	85,649
Health Care	30,715,592	-	30,715,592	-
Industrials	58,970,133	-	58,135,906	834,227
Information Technology	66,846,501	-	65,711,237	1,135,264
Materials	30,517,942	-	30,517,942	-
Real Estate	505,173	-	505,173	-
Utilities	8,269,843	-	7,804,935	464,908

Common Stocks
Communication Services	309,871	-	-	309,871
Consumer Discretionary	314,203	-	-	314,203
Energy	2,705,030	2,705,030	-	-
Financials	442,172	-	-	442,172
Industrials	388,517	-	-	388,517
Information Technology	98,396	-	-	98,396

Non-Convertible Corporate Bonds
Communication Services	5,288,058	-	5,288,058	-
Consumer Discretionary	3,295,564	-	3,295,564	-
Energy	369,780	-	369,780	-
Financials	2,283,319	-	2,283,319	-
Health Care	128,410	-	128,410	-
Industrials	1,803,595	-	1,803,595	-
Information Technology	1,076,289	-	1,076,289	-
Materials	314,537	-	314,537	-
Real Estate	1,120,393	-	1,120,393	-

Preferred Securities
Energy	825,978	-	825,978	-
Financials	674,111	-	674,111	-
Industrials	241,181	-	241,181	-

Money Market Funds	27,085,762	27,085,762	-	-
Total Investments in Securities:	429,470,816	29,790,792	395,483,628	4,196,396
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $406,711,171)	$399,751,042
Fidelity Central Funds (cost $27,085,762)	27,085,762
Other affiliated issuers (cost $2,711,430)	2,634,012

Total Investment in Securities (cost $436,508,363)		$429,470,816
Cash		455,444
Receivable for investments sold		4,521,840
Receivable for fund shares sold		56,721
Dividends receivable		59
Interest receivable		3,642,173
Distributions receivable from Fidelity Central Funds		109,013
Receivable from investment adviser for expense reductions		5
Other receivables		1,577
Total assets		438,257,648
Liabilities
Payable for investments purchased	$10,189,628
Payable for fund shares redeemed	5,249,917
Accrued management fee	217,656
Distribution and service plan fees payable	20
Other payables and accrued expenses	43,324
Total liabilities		15,700,545
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$422,557,103
Net Assets consist of:
Paid in capital		$435,717,813
Total accumulated earnings (loss)		(13,160,710)
Net Assets		$422,557,103

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($107,176,883 ÷ 10,694,301 shares)		$10.02
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($102,536 ÷ 10,235 shares)		$10.02
Investor Class :
Net Asset Value, offering price and redemption price per share ($315,277,684 ÷ 31,440,104 shares)		$10.03
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$104,172
Affiliated issuers		137,576
Interest		17,173,322
Income from Fidelity Central Funds (including $2 from security lending)		658,096
Total income		18,073,166
Expenses
Management fee	$1,447,172
Distribution and service plan fees	43
Custodian fees and expenses	31,230
Independent trustees' fees and expenses	842
Audit fees	37,261
Legal	6,023
Interest	4,882
Miscellaneous	1,839
Total expenses before reductions	1,529,292
Expense reductions	(15,686)
Total expenses after reductions		1,513,606
Net Investment income (loss)		16,559,560
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,673,081)
Total net realized gain (loss)		(2,673,081)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(4,976,984)
Fidelity Central Funds	1
Other affiliated issuers	(7,940)
Total change in net unrealized appreciation (depreciation)		(4,984,923)
Net gain (loss)		(7,658,004)
Net increase (decrease) in net assets resulting from operations		$8,901,556
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,559,560	$32,942,132
Net realized gain (loss)	(2,673,081)	(2,366,904)
Change in net unrealized appreciation (depreciation)	(4,984,923)	1,222,302
Net increase (decrease) in net assets resulting from operations	8,901,556	31,797,530
Distributions to shareholders	(5,671,713)	(30,710,765)

Share transactions - net increase (decrease)	(29,535,884)	106,814,823
Total increase (decrease) in net assets	(26,306,041)	107,901,588

Net Assets
Beginning of period	448,863,144	340,961,556
End of period	$422,557,103	$448,863,144

Financial Highlights
VIP Floating Rate High Income Portfolio Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.92	$9.86	$9.43	$9.90	$9.66	$9.85
Income from Investment Operations
Net investment income (loss) A,B	.371	.840	.832	.477	.323	.376
Net realized and unrealized gain (loss)	(.150)	(.022)	.307	(.529)	.177	(.104)
Total from investment operations	.221	.818	1.139	(.052)	.500	.272
Distributions from net investment income	(.121)	(.758)	(.709)	(.418)	(.260)	(.462)
Total distributions	(.121)	(.758)	(.709)	(.418)	(.260)	(.462)
Net asset value, end of period	$10.02	$9.92	$9.86	$9.43	$9.90	$9.66
Total Return C,D,E	2.25%	8.39%	12.29%	(.52)%	5.21%	2.82%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.67% H	.69%	.72%	.72%	.72%	.73%
Expenses net of fee waivers, if any	.66 % H	.68%	.71%	.72%	.72%	.73%
Expenses net of all reductions, if any	.66% H	.68%	.71%	.72%	.72%	.73%
Net investment income (loss)	7.58% H	8.30%	8.42%	4.93%	3.26%	3.95%
Supplemental Data
Net assets, end of period (000 omitted)	$107,177	$110,132	$53,564	$12,480	$9,840	$7,689
Portfolio turnover rate I	69 % H	45%	31%	26%	37%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Floating Rate High Income Portfolio Service Class 2

Six months ended June 30, 2025 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$9.77
Income from Investment Operations
Net investment income (loss) B,C	.131
Net realized and unrealized gain (loss)	.119 D
Total from investment operations	.250
Net asset value, end of period	$10.02
Total Return E,F,G	2.56%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.92% J
Expenses net of fee waivers, if any	.88 % J
Expenses net of all reductions, if any	.88% J
Net investment income (loss)	7.75% J
Supplemental Data
Net assets, end of period (000 omitted)	$103
Portfolio turnover rate K	69 % J

AFor the period April 30, 2025 (commencement of sale of shares) through June 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Floating Rate High Income Portfolio Investor Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.93	$9.86	$9.43	$9.89	$9.66	$9.85
Income from Investment Operations
Net investment income (loss) A,B	.369	.838	.826	.474	.319	.373
Net realized and unrealized gain (loss)	(.149)	(.024)	.307	(.520)	.169	(.105)
Total from investment operations	.220	.814	1.133	(.046)	.488	.268
Distributions from net investment income	(.120)	(.744)	(.703)	(.414)	(.258)	(.458)
Total distributions	(.120)	(.744)	(.703)	(.414)	(.258)	(.458)
Net asset value, end of period	$10.03	$9.93	$9.86	$9.43	$9.89	$9.66
Total Return C,D,E	2.23%	8.36%	12.22%	(.46)%	5.08%	2.78%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.71% H	.71%	.75%	.75%	.76%	.76%
Expenses net of fee waivers, if any	.70 % H	.70%	.75%	.75%	.76%	.76%
Expenses net of all reductions, if any	.70% H	.70%	.74%	.75%	.76%	.76%
Net investment income (loss)	7.52% H	8.29%	8.39%	4.90%	3.23%	3.91%
Supplemental Data
Net assets, end of period (000 omitted)	$315,278	$338,731	$287,398	$234,086	$233,965	$160,929
Portfolio turnover rate I	69 % H	45%	31%	26%	37%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
VIP Floating Rate High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund commenced sale of Service Class 2 shares on April 30, 2025. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is an affiliated limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the six month period ended June 30, 2025 was 9.80%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), passive foreign investment companies (PFIC), partnerships market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,396,399
Gross unrealized depreciation	(11,941,589)
Net unrealized appreciation (depreciation)	$(5,545,190)
Tax cost	$435,016,006

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(3,268,519)
Long-term	(17,979,440)
Total capital loss carryforward	$(21,247,959)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount ($)
VIP Floating Rate High Income Portfolio	Fidelity Private Credit Company LLC	209,985

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Floating Rate High Income Portfolio	142,647,006	161,333,836
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.63
Service Class 2.63
Investor Class	.67

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.63
Service Class 2.61
Investor Class	.67

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class 2	$42

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Floating Rate High Income Portfolio	Borrower	3,830,000	4.59%	4,882

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Floating Rate High Income Portfolio	358
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Floating Rate High Income Portfolio	-	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until April 30, 2026. During the period, this waiver reduced the Fund's management fee by $9,031.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Service Class 2	1.00%	5

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $6,650.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Floating Rate High Income Portfolio
Distributions to shareholders
Initial Class	$1,468,091	$7,365,981
Investor Class	4,203,622	23,344,784
Total	$5,671,713	$30,710,765
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Floating Rate High Income Portfolio
Initial Class
Shares sold	3,388,232	9,537,587	$33,492,284	$96,693,065
Reinvestment of distributions	148,743	744,385	1,468,091	7,365,981
Shares redeemed	(3,946,746)	(4,611,520)	(38,879,650)	(46,972,824)
Net increase (decrease)	(409,771)	5,670,452	$(3,919,275)	$57,086,222
Service Class 2 A
Shares sold	10,235	-	$100,000	$ -
Net increase (decrease)	10,235	-	$100,000	$ -
Investor Class
Shares sold	3,527,462	7,543,171	$34,953,797	$76,398,861
Reinvestment of distributions	425,372	2,359,494	4,202,679	23,338,937
Shares redeemed	(6,641,405)	(4,933,467)	(64,873,085)	(50,009,197)
Net increase (decrease)	(2,688,571)	4,969,198	$(25,716,609)	$49,728,601

A Share transactions for Service Class 2 are for the period April 30, 2025(commencement of sale of shares) through June 30, 2025.
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Floating Rate High Income Portfolio	77%	1	17%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contract and Management Fees
VIP Floating Rate High Income Portfolio
At its January 2025 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) and certain of its affiliates (the Amended Contract) for the fund to add the management fee schedule and maximum management fee rate for Service Class 2 of the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and certain of its affiliates to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management contract. At its May 2024 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contract at its January 2025 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to Service Class 2 of the fund under the Amended Contract will continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered the proposed tiered class-level management fee schedule and maximum class-level management fee rate of Service Class 2 of the fund and the estimated total expense ratio of Service Class 2. The Board also considered that, in exchange for the variable management fee, Service Class 2 of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. The Board noted that the projected class-level management fee and proposed maximum class-level management fee rate for Service Class 2 of the fund is equal to the median fee rate of funds with similar Morningstar classifications. The Board also considered that the estimated total net expense ratio of Service Class 2 of the fund is above the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure. The Board also considered that Service Class 2 has a 25 basis point 12b-1 fee, whereas the majority of funds and classes in the peer group do not have 12b-1 fees.
The Board noted that the difference in management fee rates between classes of the fund is the result of separate arrangements for class-level services and/or waivers of certain expenses. The Board further noted that such differences are not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also noted that FMR has agreed to contractually limit total operating expenses, with certain limited exceptions, to 100 basis points for Service Class 2, through April 30, 2026.
Based on its review, the Board concluded that the projected management fee and estimated total expense ratio of Service Class 2 of the fund was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its May 2024 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its May 2024 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure for Service Class 2 was fair and reasonable, and that the fund's Amended Contract should be approved through May 31, 2025.
Board Approval of Investment Advisory Contracts and Management Fees
VIP Floating Rate High Income Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Investor Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies  (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Investor Class, the Board considered the effective management fee rate for Investor Class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of Investor Class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Investor Class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Investor Class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Investor Class of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of Investor Class of the fund ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Investor Class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. The Board considered that the fund has a variable unified management fee that covers expenses beyond portfolio management. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its competitive medians.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9859332.111
VIPFHI-SANN-0825
Fidelity® Variable Insurance Products:

VIP Equity-Income Portfolio℠

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Equity-Income Portfolio℠
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
CANADA - 2.9%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Restaurant Brands International Inc	643,367	42,676,953
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.9%
Alimentation Couche-Tard Inc	567,840	28,226,245
Metro Inc/CN	367,860	28,896,629
		57,122,874
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Canadian Natural Resources Ltd	1,176,700	36,983,852
Imperial Oil Ltd	591,687	47,004,736
		83,988,588
TOTAL CANADA		183,788,415
FRANCE - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA	1,134,000	20,965,307
GERMANY - 0.8%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
adidas AG	90,641	21,135,233
Industrials - 0.5%
Industrial Conglomerates - 0.5%
Siemens AG	112,855	28,987,732
TOTAL GERMANY		50,122,965
IRELAND - 0.8%
Information Technology - 0.8%
IT Services - 0.8%
Accenture PLC Class A	180,700	54,009,423
ITALY - 0.4%
Industrials - 0.4%
Electrical Equipment - 0.4%
Prysmian SpA	328,492	23,256,977
JAPAN - 0.6%
Industrials - 0.6%
Industrial Conglomerates - 0.6%
Hitachi Ltd	1,235,604	35,912,032
KOREA (SOUTH) - 0.8%
Information Technology - 0.8%
Technology Hardware, Storage & Peripherals - 0.8%
Samsung Electronics Co Ltd	1,152,402	50,928,120
NETHERLANDS - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
NXP Semiconductors NV	290,386	63,446,437
TAIWAN - 1.4%
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	386,678	87,578,700
UNITED KINGDOM - 2.3%
Consumer Staples - 0.5%
Personal Care Products - 0.4%
Unilever PLC	464,373	28,338,947
Tobacco - 0.1%
Imperial Brands PLC	191,400	7,562,246
TOTAL CONSUMER STAPLES		35,901,193

Health Care - 1.0%
Pharmaceuticals - 1.0%
Astrazeneca PLC	453,136	63,062,561
Industrials - 0.8%
Aerospace & Defense - 0.8%
Rolls-Royce Holdings PLC	3,727,250	49,395,931
TOTAL UNITED KINGDOM		148,359,685
UNITED STATES - 86.5%
Communication Services - 7.6%
Diversified Telecommunication Services - 1.7%
AT&T Inc	1,977,870	57,239,558
Verizon Communications Inc	1,233,860	53,389,122
		110,628,680
Entertainment - 1.4%
Walt Disney Co/The	721,384	89,458,830
Interactive Media & Services - 2.8%
Alphabet Inc Class A	805,668	141,982,872
Meta Platforms Inc Class A	44,597	32,916,599
		174,899,471
Media - 0.7%
Comcast Corp Class A	1,279,240	45,656,076
Wireless Telecommunication Services - 1.0%
T-Mobile US Inc	282,593	67,330,608
TOTAL COMMUNICATION SERVICES		487,973,665

Consumer Discretionary - 6.3%
Broadline Retail - 0.5%
Amazon.com Inc (a)	149,085	32,707,758
Diversified Consumer Services - 0.4%
H&R Block Inc	479,300	26,308,777
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp	268,708	78,508,416
Starbucks Corp	327,147	29,976,480
		108,484,896
Specialty Retail - 3.0%
Burlington Stores Inc (a)	137,578	32,006,146
Dick's Sporting Goods Inc (b)	180,034	35,612,526
Lowe's Cos Inc	274,300	60,858,941
TJX Cos Inc/The	536,462	66,247,692
		194,725,305
Textiles, Apparel & Luxury Goods - 0.7%
Columbia Sportswear Co (b)	47,100	2,876,868
Tapestry Inc	481,431	42,274,456
		45,151,324
TOTAL CONSUMER DISCRETIONARY		407,378,060

Consumer Staples - 8.6%
Beverages - 2.2%
Coca-Cola Co/The	1,116,485	78,991,314
Keurig Dr Pepper Inc	1,832,641	60,587,111
		139,578,425
Consumer Staples Distribution & Retail - 3.5%
Albertsons Cos Inc Class A	554,268	11,922,305
BJ's Wholesale Club Holdings Inc (a)	438,658	47,300,492
Costco Wholesale Corp	7,700	7,622,538
Target Corp	333,433	32,893,165
Walmart Inc	1,308,960	127,990,109
		227,728,609
Food Products - 0.8%
JM Smucker Co	177,100	17,391,220
Mondelez International Inc	467,171	31,506,012
		48,897,232
Household Products - 1.7%
Procter & Gamble Co/The	700,644	111,626,602
Personal Care Products - 0.4%
Kenvue Inc	1,092,091	22,857,465
TOTAL CONSUMER STAPLES		550,688,333

Energy - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Enterprise Products Partners LP	1,056,568	32,764,174
Exxon Mobil Corp	1,690,611	182,247,866
Hess Corp	250,787	34,744,031
Phillips 66	141,604	16,893,357
Shell PLC	1,378,647	48,100,378
Valero Energy Corp	128,134	17,223,772
		331,973,578
Financials - 21.1%
Banks - 11.9%
Bank of America Corp	2,689,709	127,277,030
Huntington Bancshares Inc/OH	3,092,670	51,833,149
JPMorgan Chase & Co	821,834	238,257,895
M&T Bank Corp	341,667	66,279,981
PNC Financial Services Group Inc/The	466,510	86,966,794
US Bancorp	1,056,800	47,820,200
Wells Fargo & Co	1,730,955	138,684,115
		757,119,164
Capital Markets - 1.8%
Blackrock Inc	51,321	53,848,559
Charles Schwab Corp/The	710,100	64,789,524
		118,638,083
Consumer Finance - 0.8%
Capital One Financial Corp	254,654	54,180,185
Financial Services - 1.1%
Apollo Global Management Inc	260,800	36,999,696
Visa Inc Class A	101,370	35,991,419
		72,991,115
Insurance - 5.5%
American Financial Group Inc/OH	327,342	41,313,834
Chubb Ltd	362,682	105,076,229
Hartford Insurance Group Inc/The	574,744	72,917,771
Marsh & McLennan Cos Inc	283,900	62,071,896
Travelers Companies Inc/The	279,540	74,788,132
		356,167,862
TOTAL FINANCIALS		1,359,096,409

Health Care - 10.0%
Biotechnology - 2.9%
AbbVie Inc	478,321	88,785,944
Gilead Sciences Inc	868,685	96,311,106
		185,097,050
Health Care Providers & Services - 1.8%
Cigna Group/The	105,576	34,901,314
UnitedHealth Group Inc	255,855	79,819,084
		114,720,398
Life Sciences Tools & Services - 0.9%
Danaher Corp	307,429	60,729,525
Pharmaceuticals - 4.4%
Eli Lilly & Co	55,058	42,919,363
GSK PLC	1,730,222	32,989,225
Johnson & Johnson	611,958	93,476,585
Merck & Co Inc	953,650	75,490,934
Roche Holding AG	26,263	8,572,765
Royalty Pharma PLC Class A	788,398	28,405,980
		281,854,852
TOTAL HEALTH CARE		642,401,825

Industrials - 9.7%
Aerospace & Defense - 3.0%
GE Aerospace	252,382	64,960,604
General Dynamics Corp	159,900	46,636,434
Huntington Ingalls Industries Inc (b)	150,900	36,436,314
Northrop Grumman Corp	92,201	46,098,656
		194,132,008
Building Products - 0.9%
Johnson Controls International plc	543,200	57,372,784
Commercial Services & Supplies - 0.5%
GFL Environmental Inc Subordinate Voting Shares	312,900	15,794,930
Veralto Corp	177,622	17,930,941
		33,725,871
Electrical Equipment - 1.3%
AMETEK Inc	228,122	41,280,957
GE Vernova Inc	82,629	43,723,135
		85,004,092
Ground Transportation - 0.9%
Norfolk Southern Corp	233,800	59,845,786
Machinery - 2.3%
Crane Co	270,892	51,439,682
Hillenbrand Inc	206,630	4,147,064
ITT Inc	571,242	89,587,883
		145,174,629
Professional Services - 0.2%
KBR Inc	285,927	13,707,340
Trading Companies & Distributors - 0.6%
Watsco Inc	85,958	37,960,772
TOTAL INDUSTRIALS		626,923,282

Information Technology - 5.6%
Communications Equipment - 1.3%
Cisco Systems Inc	1,232,850	85,535,133
Electronic Equipment, Instruments & Components - 0.3%
Crane NXT Co	346,500	18,676,350
IT Services - 0.6%
Amdocs Ltd	451,833	41,225,243
Semiconductors & Semiconductor Equipment - 1.0%
Analog Devices Inc	175,700	41,820,114
Broadcom Inc	81,636	22,502,963
		64,323,077
Software - 2.0%
Gen Digital Inc	743,381	21,855,401
Microsoft Corp	205,150	102,043,662
		123,899,063
Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc	127,929	26,247,193
TOTAL INFORMATION TECHNOLOGY		359,906,059

Materials - 3.9%
Chemicals - 2.3%
Linde PLC	313,889	147,270,441
Containers & Packaging - 1.2%
Ball Corp	627,000	35,168,430
Crown Holdings Inc	401,749	41,372,112
		76,540,542
Metals & Mining - 0.4%
Freeport-McMoRan Inc	638,000	27,657,300
TOTAL MATERIALS		251,468,283

Real Estate - 2.4%
Specialized REITs - 2.4%
American Tower Corp	169,173	37,390,616
Lamar Advertising Co Class A	495,208	60,098,443
Public Storage Operating Co	194,209	56,984,805
		154,473,864
Utilities - 6.1%
Electric Utilities - 4.0%
Constellation Energy Corp	190,549	61,501,595
Exelon Corp	562,749	24,434,562
FirstEnergy Corp	470,600	18,946,355
NextEra Energy Inc	1,116,268	77,491,325
PG&E Corp	1,369,500	19,090,830
Southern Co/The	613,600	56,346,888
		257,811,555
Gas Utilities - 0.2%
Southwest Gas Holdings Inc	206,800	15,383,852
Independent Power and Renewable Electricity Producers - 0.8%
Vistra Corp	259,701	50,332,651
Multi-Utilities - 1.1%
Ameren Corp	228,158	21,912,294
CenterPoint Energy Inc	623,368	22,902,540
WEC Energy Group Inc	229,025	23,864,406
		68,679,240
TOTAL UTILITIES		392,207,298

TOTAL UNITED STATES		5,564,490,656
TOTAL COMMON STOCKS (Cost $3,794,037,468)		6,282,858,717

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.32	166,916,062	166,949,445
Fidelity Securities Lending Cash Central Fund (c)(d)	4.32	1,910,859	1,911,050
TOTAL MONEY MARKET FUNDS (Cost $168,860,495)			168,860,495

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $3,962,897,963)	6,451,719,212
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(16,594,986)
NET ASSETS - 100.0%	6,435,124,226

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	258,249,053	276,358,762	367,658,370	1,834,949	-	-	166,949,445	166,916,062	0.3%
Fidelity Securities Lending Cash Central Fund	14,020,779	275,752,556	287,862,285	34,739	-	-	1,911,050	1,910,859	0.0%
Total	272,269,832	552,111,318	655,520,655	1,869,688	-	-	168,860,495

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	487,973,665	487,973,665	-	-
Consumer Discretionary	471,190,246	471,190,246	-	-
Consumer Staples	643,712,400	607,811,207	35,901,193	-
Energy	436,927,473	388,827,095	48,100,378	-
Financials	1,359,096,409	1,359,096,409	-	-
Health Care	705,464,386	600,839,835	104,624,551	-
Industrials	764,475,954	626,923,282	137,552,672	-
Information Technology	615,868,739	615,868,739	-	-
Materials	251,468,283	251,468,283	-	-
Real Estate	154,473,864	154,473,864	-	-
Utilities	392,207,298	392,207,298	-	-

Money Market Funds	168,860,495	168,860,495	-	-
Total Investments in Securities:	6,451,719,212	6,125,540,418	326,178,794	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,873,003) - See accompanying schedule:
Unaffiliated issuers (cost $3,794,037,468)	$6,282,858,717
Fidelity Central Funds (cost $168,860,495)	168,860,495

Total Investment in Securities (cost $3,962,897,963)		$6,451,719,212
Foreign currency held at value (cost $24,459)		24,551
Receivable for investments sold		76,944,297
Receivable for fund shares sold		17,991,164
Dividends receivable		9,472,344
Distributions receivable from Fidelity Central Funds		103,686
Other receivables		11,170
Total assets		6,556,266,424
Liabilities
Payable to custodian bank	$21,450,355
Payable for investments purchased	89,065,675
Payable for fund shares redeemed	5,814,913
Accrued management fee	2,475,186
Distribution and service plan fees payable	367,438
Other payables and accrued expenses	57,581
Collateral on securities loaned	1,911,050
Total liabilities		121,142,198
Net Assets		$6,435,124,226
Net Assets consist of:
Paid in capital		$3,627,620,429
Total accumulated earnings (loss)		2,807,503,797
Net Assets		$6,435,124,226

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($3,654,742,475 ÷ 127,841,644 shares)		$28.59
Service Class :
Net Asset Value, offering price and redemption price per share ($308,037,550 ÷ 10,874,148 shares)		$28.33
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($1,685,417,211 ÷ 61,555,861 shares)		$27.38
Investor Class :
Net Asset Value, offering price and redemption price per share ($786,926,990 ÷ 27,790,270 shares)		$28.32
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends		$70,970,974
Interest		411
Income from Fidelity Central Funds (including $34,739 from security lending)		1,869,688
Total income		72,841,073
Expenses
Management fee	$14,581,396
Distribution and service plan fees	2,177,023
Custodian fees and expenses	24,241
Independent trustees' fees and expenses	11,690
Audit fees	63,698
Legal	4,886
Miscellaneous	14,053
Total expenses before reductions	16,876,987
Expense reductions	(656)
Total expenses after reductions		16,876,331
Net Investment income (loss)		55,964,742
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	262,722,187
Foreign currency transactions	(42,132)
Total net realized gain (loss)		262,680,055
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	175,759,692
Assets and liabilities in foreign currencies	250,290
Total change in net unrealized appreciation (depreciation)		176,009,982
Net gain (loss)		438,690,037
Net increase (decrease) in net assets resulting from operations		$494,654,779
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,964,742	$105,492,436
Net realized gain (loss)	262,680,055	374,077,751
Change in net unrealized appreciation (depreciation)	176,009,982	379,409,707
Net increase (decrease) in net assets resulting from operations	494,654,779	858,979,894
Distributions to shareholders	(47,111,183)	(459,560,916)

Share transactions - net increase (decrease)	(125,814,739)	(89,569,222)
Total increase (decrease) in net assets	321,728,857	309,849,756

Net Assets
Beginning of period	6,113,395,369	5,803,545,613
End of period	$6,435,124,226	$6,113,395,369

Financial Highlights
VIP Equity-Income Portfolio℠ Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$26.59	$24.85	$23.56	$26.15	$23.90	$23.77
Income from Investment Operations
Net investment income (loss) A,B	.26	.49	.48	.48	.43	.39
Net realized and unrealized gain (loss)	1.94	3.37	2.01	(1.76)	5.29	1.12
Total from investment operations	2.20	3.86	2.49	(1.28)	5.72	1.51
Distributions from net investment income	-	(.50)	(.48)	(.47) C	(.51)	(.39)
Distributions from net realized gain	(.20)	(1.62)	(.72)	(.84) C	(2.95)	(.99)
Total distributions	(.20)	(2.12)	(1.20)	(1.31)	(3.47) D	(1.38)
Net asset value, end of period	$28.59	$26.59	$24.85	$23.56	$26.15	$23.90
Total Return E,F,G	8.32%	15.35%	10.65%	(4.96)%	24.89%	6.69%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.47% J	.48%	.51%	.51%	.51%	.53%
Expenses net of fee waivers, if any	.47 % J	.47%	.50%	.51%	.51%	.53%
Expenses net of all reductions, if any	.47% J	.47%	.50%	.51%	.51%	.52%
Net investment income (loss)	1.89% J	1.80%	1.97%	1.94%	1.63%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$3,654,742	$3,486,238	$3,351,006	$3,235,040	$3,766,480	$3,185,391
Portfolio turnover rate K	23 % J	21%	21%	20%	27%	57%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Equity-Income Portfolio℠ Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$26.36	$24.65	$23.38	$25.97	$23.74	$23.63
Income from Investment Operations
Net investment income (loss) A,B	.24	.46	.45	.45	.40	.37
Net realized and unrealized gain (loss)	1.93	3.34	1.99	(1.75)	5.26	1.10
Total from investment operations	2.17	3.80	2.44	(1.30)	5.66	1.47
Distributions from net investment income	-	(.47)	(.45)	(.45) C	(.48)	(.37)
Distributions from net realized gain	(.20)	(1.62)	(.72)	(.84) C	(2.95)	(.99)
Total distributions	(.20)	(2.09)	(1.17)	(1.29)	(3.43)	(1.36)
Net asset value, end of period	$28.33	$26.36	$24.65	$23.38	$25.97	$23.74
Total Return D,E,F	8.28%	15.24%	10.53%	(5.09)%	24.83%	6.55%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.57% I	.58%	.61%	.61%	.61%	.63%
Expenses net of fee waivers, if any	.57 % I	.57%	.60%	.61%	.61%	.63%
Expenses net of all reductions, if any	.57% I	.57%	.60%	.61%	.61%	.62%
Net investment income (loss)	1.79% I	1.70%	1.87%	1.84%	1.53%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$308,038	$297,122	$287,149	$286,805	$326,787	$284,767
Portfolio turnover rate J	23 % I	21%	21%	20%	27%	57%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Equity-Income Portfolio℠ Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.50	$23.91	$22.71	$25.27	$23.18	$23.10
Income from Investment Operations
Net investment income (loss) A,B	.21	.41	.40	.40	.35	.33
Net realized and unrealized gain (loss)	1.87	3.24	1.94	(1.71)	5.13	1.09
Total from investment operations	2.08	3.65	2.34	(1.31)	5.48	1.42
Distributions from net investment income	-	(.43)	(.42)	(.41) C	(.44)	(.34)
Distributions from net realized gain	(.20)	(1.62)	(.72)	(.84) C	(2.95)	(.99)
Total distributions	(.20)	(2.06) D	(1.14)	(1.25)	(3.39)	(1.34) D
Net asset value, end of period	$27.38	$25.50	$23.91	$22.71	$25.27	$23.18
Total Return E,F,G	8.20%	15.06%	10.38%	(5.25)%	24.60%	6.44%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.72% J	.73%	.76%	.76%	.76%	.78%
Expenses net of fee waivers, if any	.72 % J	.72%	.75%	.76%	.76%	.78%
Expenses net of all reductions, if any	.72% J	.72%	.75%	.76%	.76%	.77%
Net investment income (loss)	1.64% J	1.55%	1.72%	1.69%	1.38%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$1,685,417	$1,602,462	$1,529,540	$1,509,527	$1,659,719	$1,563,662
Portfolio turnover rate K	23 % J	21%	21%	20%	27%	57%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Equity-Income Portfolio℠ Investor Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$26.35	$24.65	$23.38	$25.96	$23.74	$23.63
Income from Investment Operations
Net investment income (loss) A,B	.24	.47	.45	.45	.41	.38
Net realized and unrealized gain (loss)	1.93	3.34	2.00	(1.74)	5.26	1.10
Total from investment operations	2.17	3.81	2.45	(1.29)	5.67	1.48
Distributions from net investment income	-	(.49)	(.46)	(.45) C	(.49)	(.38)
Distributions from net realized gain	(.20)	(1.62)	(.72)	(.84) C	(2.95)	(.99)
Total distributions	(.20)	(2.11)	(1.18)	(1.29)	(3.45) D	(1.37)
Net asset value, end of period	$28.32	$26.35	$24.65	$23.38	$25.96	$23.74
Total Return E,F,G	8.28%	15.26%	10.56%	(5.02)%	24.83%	6.57%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.54% J	.56%	.59%	.59%	.59%	.60%
Expenses net of fee waivers, if any	.54 % J	.55%	.58%	.58%	.58%	.60%
Expenses net of all reductions, if any	.54% J	.55%	.58%	.58%	.58%	.60%
Net investment income (loss)	1.82% J	1.73%	1.90%	1.86%	1.55%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$786,927	$727,573	$635,851	$597,206	$627,711	$464,283
Portfolio turnover rate K	23 % J	21%	21%	20%	27%	57%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
VIP Equity-Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Equity-Income Portfolio	$11,688

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,576,782,371
Gross unrealized depreciation	(92,897,999)
Net unrealized appreciation (depreciation)	$2,483,884,372
Tax cost	$3,967,834,840

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Equity-Income Portfolio	707,048,396	710,675,388
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.47
Service Class	.47
Service Class 2.47
Investor Class	.55

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.46
Service Class	.46
Service Class 2.46
Investor Class	.54

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$149,756
Service Class 2	2,027,267
$2,177,023

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Equity-Income Portfolio	5,366

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Equity-Income Portfolio	92,907,662	84,614,682	22,803,147
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Equity-Income Portfolio	4,957
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Equity-Income Portfolio	3,766	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $656.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Equity-Income Portfolio
Distributions to shareholders
Initial Class	$26,440,283	$261,935,164
Service Class	2,274,452	22,301,600
Service Class 2	12,761,248	121,175,422
Investor Class	5,635,200	54,148,730
Total	$47,111,183	$459,560,916
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Equity-Income Portfolio
Initial Class
Shares sold	4,646,850	5,073,394	$127,039,147	$138,217,269
Reinvestment of distributions	958,676	9,588,960	26,440,283	261,935,164
Shares redeemed	(8,892,255)	(18,395,453)	(241,534,035)	(501,230,489)
Net increase (decrease)	(3,286,729)	(3,733,099)	$(88,054,605)	$(101,078,056)
Service Class
Shares sold	287,215	428,713	$7,780,686	$11,894,736
Reinvestment of distributions	83,191	823,612	2,274,452	22,301,600
Shares redeemed	(768,375)	(1,628,094)	(20,731,863)	(43,946,545)
Net increase (decrease)	(397,969)	(375,769)	$(10,676,725)	$(9,750,209)
Service Class 2
Shares sold	2,995,190	4,180,360	$78,882,586	$108,816,565
Reinvestment of distributions	482,649	4,624,079	12,761,248	121,175,422
Shares redeemed	(4,755,837)	(9,932,452)	(123,808,612)	(260,514,955)
Net increase (decrease)	(1,277,998)	(1,128,013)	$(32,164,778)	$(30,522,968)
Investor Class
Shares sold	1,400,482	2,367,380	$38,115,273	$65,679,455
Reinvestment of distributions	206,191	1,999,165	5,635,200	54,148,730
Shares redeemed	(1,432,923)	(2,550,044)	(38,669,104)	(68,046,174)
Net increase (decrease)	173,750	1,816,501	$5,081,369	$51,782,011
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Equity-Income Portfolio	19%	2	28%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Equity-Income Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies  (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Initial Class, the Board considered the effective management fee rate for Initial Class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of Initial Class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Initial Class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Initial Class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Initial Class of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of Initial Class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.705693.127
VIPEI-SANN-0825
Fidelity® Variable Insurance Products:

VIP Stock Selector Portfolio

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Stock Selector Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Aptiv PLC	81,200	5,539,464
BELGIUM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	36,000	7,079,715
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States) (b)	29,100	2,613,180
CANADA - 1.4%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Restaurant Brands International Inc	106,100	7,038,012
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	47,700	2,371,076
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Athabasca Oil Corp (c)	1,249,300	5,174,263
Cameco Corp (United States) (b)	36,400	2,701,972
Imperial Oil Ltd	169,200	13,441,569
MEG Energy Corp	537,700	10,159,736
Meren Energy Inc	1,122,800	1,376,960
South Bow Corp	78,300	2,032,609
		34,887,109
Financials - 0.2%
Insurance - 0.2%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	5,805	10,478,201
Health Care - 0.1%
Biotechnology - 0.1%
Xenon Pharmaceuticals Inc (c)	80,000	2,504,000
Information Technology - 0.0%
Software - 0.0%
Constellation Software Inc/Canada warrants 3/31/2040 (c)(d)	2,600	0
Materials - 0.1%
Chemicals - 0.1%
Nutrien Ltd (United States)	22,100	1,287,104
Metals & Mining - 0.0%
Teck Resources Ltd Class B (United States)	31,200	1,259,856
TOTAL MATERIALS		2,546,960

TOTAL CANADA		59,825,358
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Ascendis Pharma A/S ADR (c)	42,500	7,335,500
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (c)	41,900	1,624,044
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA	46,300	4,153,189
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (c)	12,100	595,078
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (c)	30,800	3,279,276
TOTAL GERMANY		3,874,354
GREECE - 0.1%
Financials - 0.1%
Banks - 0.1%
Piraeus Financial Holdings SA	639,100	4,427,546
INDIA - 0.1%
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd ADR	41,200	3,158,804
IRELAND - 0.3%
Financials - 0.2%
Banks - 0.2%
Bank of Ireland Group PLC	617,900	8,796,131
Information Technology - 0.1%
IT Services - 0.1%
Accenture PLC Class A	7,300	2,181,897
TOTAL IRELAND		10,978,028
ISRAEL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A	8,800	585,992
KOREA (SOUTH) - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
SK Hynix Inc	39,840	8,597,153
NETHERLANDS - 0.7%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE ADR (c)	18,000	9,921,960
Merus NV (c)	84,000	4,418,400
		14,340,360
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP Semiconductors NV	74,577	16,294,329
TOTAL NETHERLANDS		30,634,689
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	90,700	1,660,340
PUERTO RICO - 0.3%
Financials - 0.3%
Banks - 0.3%
Popular Inc	105,400	11,616,134
SPAIN - 0.2%
Financials - 0.2%
Banks - 0.2%
Banco Santander SA	1,004,300	8,316,486
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	145,064	32,855,545
UNITED KINGDOM - 0.7%
Consumer Staples - 0.3%
Beverages - 0.2%
Diageo PLC	238,756	6,020,497
Food Products - 0.0%
Nomad Foods Ltd	91,182	1,549,182
Tobacco - 0.1%
British American Tobacco PLC ADR	102,100	4,832,393
TOTAL CONSUMER STAPLES		12,402,072

Financials - 0.4%
Capital Markets - 0.1%
London Stock Exchange Group PLC	33,300	4,870,032
Insurance - 0.3%
Beazley PLC	449,050	5,763,233
Hiscox Ltd	278,700	4,801,097
		10,564,330
TOTAL FINANCIALS		15,434,362

TOTAL UNITED KINGDOM		27,836,434
UNITED STATES - 93.2%
Communication Services - 10.5%
Entertainment - 2.1%
Liberty Media Corp-Liberty Formula One Class C (c)	23,300	2,434,850
Live Nation Entertainment Inc (c)	21,600	3,267,648
Netflix Inc (c)	28,100	37,629,553
ROBLOX Corp Class A (c)	83,200	8,752,640
Roku Inc Class A (c)	37,440	3,290,602
Take-Two Interactive Software Inc (c)	35,700	8,669,745
Walt Disney Co/The	169,200	20,982,492
Warner Bros Discovery Inc (c)	361,000	4,137,060
		89,164,590
Interactive Media & Services - 8.1%
Alphabet Inc Class A	1,085,412	191,282,157
Meta Platforms Inc Class A	204,600	151,013,214
Reddit Inc Class A (c)	19,100	2,875,887
		345,171,258
Media - 0.3%
Charter Communications Inc Class A (c)	13,000	5,314,529
Magnite Inc (c)	337,300	8,135,676
		13,450,205
TOTAL COMMUNICATION SERVICES		447,786,053

Consumer Discretionary - 9.9%
Automobiles - 1.4%
Tesla Inc (c)	189,363	60,153,051
Broadline Retail - 4.7%
Amazon.com Inc (c)	905,236	198,599,726
Etsy Inc (c)	31,400	1,575,024
Macy's Inc	91,100	1,062,226
		201,236,976
Distributors - 0.1%
LKQ Corp	78,700	2,912,686
Diversified Consumer Services - 0.1%
Service Corp International/US	61,800	5,030,520
Hotels, Restaurants & Leisure - 1.5%
Airbnb Inc Class A (c)	61,700	8,165,378
Booking Holdings Inc	1,112	6,437,635
Caesars Entertainment Inc (c)	65,700	1,865,223
Chipotle Mexican Grill Inc (c)	65,400	3,672,210
Churchill Downs Inc	50,130	5,063,130
Domino's Pizza Inc	10,954	4,935,872
DraftKings Inc Class A (c)	136,400	5,850,196
Dutch Bros Inc Class A (c)	35,100	2,399,787
Marriott International Inc/MD Class A1	52,495	14,342,159
Starbucks Corp	35,000	3,207,050
Yum! Brands Inc	51,400	7,616,452
		63,555,092
Household Durables - 0.2%
PulteGroup Inc	59,800	6,306,508
Somnigroup International Inc	33,700	2,293,285
		8,599,793
Specialty Retail - 1.4%
Dick's Sporting Goods Inc	13,400	2,650,654
Floor & Decor Holdings Inc Class A (c)	19,600	1,488,816
Home Depot Inc/The	37,924	13,904,455
Lowe's Cos Inc	143,989	31,946,840
Ross Stores Inc	76,000	9,696,080
TJX Cos Inc/The	14,620	1,805,424
		61,492,269
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd (c)	40,739	721,080
NIKE Inc Class B	150,169	10,668,006
PVH Corp	64,840	4,448,024
Tapestry Inc	70,797	6,216,685
		22,053,795
TOTAL CONSUMER DISCRETIONARY		425,034,182

Consumer Staples - 5.2%
Beverages - 1.8%
Boston Beer Co Inc/The Class A (c)	25,450	4,856,115
Brown-Forman Corp Class B	21,500	578,564
Coca-Cola Co/The	430,100	30,429,575
Constellation Brands Inc Class A	63,385	10,311,472
Keurig Dr Pepper Inc	639,600	21,145,176
Monster Beverage Corp (c)	49,400	3,094,416
PepsiCo Inc	61,100	8,067,644
		78,482,962
Consumer Staples Distribution & Retail - 1.2%
Albertsons Cos Inc Class A	273,200	5,876,532
Costco Wholesale Corp	9,300	9,206,442
Dollar Tree Inc (c)	2,300	227,792
Kroger Co/The	18,200	1,305,486
Target Corp	113,535	11,200,228
Walmart Inc	232,300	22,714,294
		50,530,774
Food Products - 0.7%
Bunge Global SA	114,800	9,216,144
Conagra Brands Inc	9,200	188,324
Freshpet Inc (c)	20,100	1,365,996
JM Smucker Co	65,200	6,402,640
Lamb Weston Holdings Inc	69,700	3,613,945
Mondelez International Inc	74,700	5,037,768
TreeHouse Foods Inc (c)	222,726	4,325,339
		30,150,156
Household Products - 0.9%
Energizer Holdings Inc	377,475	7,609,896
Procter & Gamble Co/The	176,600	28,135,912
Reynolds Consumer Products Inc	93,500	2,002,770
		37,748,578
Personal Care Products - 0.4%
Estee Lauder Cos Inc/The Class A	144,300	11,659,440
Kenvue Inc	169,800	3,553,914
		15,213,354
Tobacco - 0.2%
Philip Morris International Inc	46,700	8,505,471
TOTAL CONSUMER STAPLES		220,631,295

Energy - 2.3%
Energy Equipment & Services - 0.0%
Weatherford International PLC	27,500	1,383,525
Oil, Gas & Consumable Fuels - 2.3%
ConocoPhillips	83,600	7,502,264
Expand Energy Corp	31,195	3,647,943
Exxon Mobil Corp	535,100	57,683,780
Marathon Petroleum Corp	33,200	5,514,852
Shell PLC ADR	188,800	13,293,408
Valero Energy Corp	73,400	9,866,428
		97,508,675
TOTAL ENERGY		98,892,200

Financials - 12.3%
Banks - 4.1%
Bancorp Inc/The (c)	213,200	12,146,004
Bank of America Corp	1,062,612	50,282,800
Comerica Inc	86,200	5,141,830
First Horizon Corp	297,200	6,300,640
JPMorgan Chase & Co	77,118	22,357,279
KeyCorp	276,210	4,811,578
M&T Bank Corp	32,261	6,258,311
Synovus Financial Corp	66,500	3,441,375
Truist Financial Corp	233,300	10,029,567
US Bancorp	341,100	15,434,775
Wells Fargo & Co	511,347	40,969,122
		177,173,281
Capital Markets - 3.1%
Bank of New York Mellon Corp/The	125,964	11,476,580
Blackrock Inc	22,600	23,713,050
Cboe Global Markets Inc	27,475	6,407,445
Charles Schwab Corp/The	297,500	27,143,900
Intercontinental Exchange Inc	85,900	15,760,073
LPL Financial Holdings Inc	23,863	8,947,909
MarketAxess Holdings Inc	55,617	12,421,501
Northern Trust Corp	70,400	8,926,016
State Street Corp	78,000	8,294,520
Tradeweb Markets Inc Class A	17,100	2,503,440
Virtu Financial Inc Class A	146,047	6,541,445
		132,135,879
Consumer Finance - 0.1%
OneMain Holdings Inc	50,799	2,895,543
SLM Corp	95,500	3,131,445
		6,026,988
Financial Services - 2.4%
Affirm Holdings Inc Class A (c)	54,800	3,788,872
Apollo Global Management Inc	65,435	9,283,263
Berkshire Hathaway Inc Class A (c)	10	7,288,000
Block Inc Class A (c)	17,841	1,211,939
Fiserv Inc (c)	74,212	12,794,891
Mastercard Inc Class A	88,300	49,619,303
PayPal Holdings Inc (c)	121,900	9,059,608
UWM Holdings Corp Class A	490,200	2,029,428
Visa Inc Class A	16,581	5,887,084
		100,962,388
Insurance - 2.6%
American Financial Group Inc/OH	47,100	5,944,491
Arthur J Gallagher & Co	45,964	14,713,996
Brighthouse Financial Inc (c)	56,100	3,016,497
Chubb Ltd	83,668	24,240,293
Hartford Insurance Group Inc/The	106,181	13,471,183
Marsh & McLennan Cos Inc	79,051	17,283,711
Travelers Companies Inc/The	63,133	16,890,603
Unum Group	54,340	4,388,498
Willis Towers Watson PLC	33,228	10,184,382
		110,133,654
TOTAL FINANCIALS		526,432,190

Health Care - 8.2%
Biotechnology - 1.8%
AbbVie Inc	62,500	11,601,250
Alnylam Pharmaceuticals Inc (c)	31,800	10,369,662
Cargo Therapeutics Inc (c)	90,000	370,800
Crinetics Pharmaceuticals Inc (c)	90,000	2,588,400
Cytokinetics Inc (c)	42,000	1,387,680
Exact Sciences Corp (c)	196,000	10,415,440
Gilead Sciences Inc	120,800	13,393,096
Janux Therapeutics Inc (c)	67,000	1,547,700
Legend Biotech Corp ADR (c)	262,000	9,298,380
MoonLake Immunotherapeutics Class A (c)	43,500	2,053,200
Nurix Therapeutics Inc (c)	140,000	1,594,600
Nuvalent Inc Class A (c)	40,000	3,052,000
Oruka Therapeutics Inc	65,000	728,650
Vaxcyte Inc (c)	69,000	2,243,190
Veracyte Inc (c)	108,000	2,919,240
Viking Therapeutics Inc (c)	85,000	2,252,500
		75,815,788
Health Care Equipment & Supplies - 2.8%
Alcon AG (United States)	40,800	3,601,824
Boston Scientific Corp (c)	371,500	39,902,815
Glaukos Corp (c)	32,000	3,305,280
Inspire Medical Systems Inc (c)	32,800	4,256,456
Insulet Corp (c)	42,000	13,195,560
Intuitive Surgical Inc (c)	9,400	5,108,054
Kestra Medical Technologies Ltd	85,000	1,409,300
Masimo Corp (c)	94,500	15,896,790
Medical Microinstruments Inc/Italy warrants 2/16/2031 (c)(d)(e)	1,141	13,852
Penumbra Inc (c)	73,100	18,759,653
Stryker Corp	36,000	14,242,680
		119,692,264
Health Care Providers & Services - 1.9%
agilon health Inc (c)	800,000	1,840,000
BrightSpring Health Services Inc (c)	250,000	5,897,500
Cencora Inc	28,500	8,545,725
Centene Corp (c)	20,000	1,085,600
Cigna Group/The	18,000	5,950,440
CVS Health Corp	250,000	17,245,000
LifeStance Health Group Inc (c)	350,000	1,809,500
Molina Healthcare Inc (c)	22,500	6,702,750
Privia Health Group Inc (c)	203,000	4,669,000
Surgery Partners Inc (c)	120,000	2,667,600
UnitedHealth Group Inc	76,400	23,834,508
		80,247,623
Health Care Technology - 0.1%
Phreesia Inc (c)	78,000	2,219,880
Veeva Systems Inc Class A (c)	21,200	6,105,176
		8,325,056
Life Sciences Tools & Services - 0.8%
10X Genomics Inc Class A (c)	80,000	926,400
Bruker Corp	34,000	1,400,800
Danaher Corp	125,000	24,692,500
IQVIA Holdings Inc (c)	23,000	3,624,570
Repligen Corp (c)	16,000	1,990,080
Thermo Fisher Scientific Inc	3,000	1,216,380
		33,850,730
Pharmaceuticals - 0.8%
Eli Lilly & Co	32,000	24,944,960
Merck & Co Inc	64,000	5,066,240
Royalty Pharma PLC Class A	121,000	4,359,630
		34,370,830
TOTAL HEALTH CARE		352,302,291

Industrials - 8.6%
Aerospace & Defense - 3.0%
Boeing Co (c)	104,190	21,830,931
GE Aerospace	141,700	36,472,163
Howmet Aerospace Inc	95,800	17,831,254
Lockheed Martin Corp	37,000	17,136,180
Northrop Grumman Corp	17,600	8,799,648
RTX Corp	42,100	6,147,442
TransDigm Group Inc	10,600	16,118,784
		124,336,402
Building Products - 0.8%
Trane Technologies PLC	78,700	34,424,167
Commercial Services & Supplies - 0.4%
Cintas Corp	42,900	9,561,123
Republic Services Inc	37,200	9,173,892
		18,735,015
Construction & Engineering - 0.3%
Quanta Services Inc	29,700	11,228,976
Electrical Equipment - 1.3%
AMETEK Inc	95,600	17,299,776
Eaton Corp PLC	38,500	13,744,115
GE Vernova Inc	47,475	25,121,396
		56,165,287
Ground Transportation - 1.0%
CSX Corp	292,700	9,550,801
Old Dominion Freight Line Inc	46,200	7,498,260
Uber Technologies Inc (c)	198,900	18,557,370
Union Pacific Corp	37,200	8,558,976
		44,165,407
Machinery - 1.4%
Deere & Co	17,900	9,101,971
Dover Corp	51,300	9,399,699
Ingersoll Rand Inc	113,000	9,399,340
Parker-Hannifin Corp	35,600	24,865,532
Westinghouse Air Brake Technologies Corp	39,900	8,353,065
		61,119,607
Professional Services - 0.2%
Verisk Analytics Inc	29,600	9,220,400
Trading Companies & Distributors - 0.2%
Fastenal Co	156,800	6,585,600
United Rentals Inc	5,100	3,842,340
		10,427,940
TOTAL INDUSTRIALS		369,823,201

Information Technology - 30.3%
Communications Equipment - 1.8%
Arista Networks Inc	172,637	17,662,491
Cisco Systems Inc	817,005	56,683,807
Motorola Solutions Inc	6,200	2,606,852
		76,953,150
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp Class A	100,247	9,899,391
IT Services - 0.3%
Gartner Inc (c)	34,501	13,945,994
Semiconductors & Semiconductor Equipment - 12.1%
Advanced Micro Devices Inc (c)	6,100	865,590
Analog Devices Inc	153,800	36,607,476
Astera Labs Inc (c)	1,900	171,798
Broadcom Inc	308,687	85,089,572
First Solar Inc (c)	3,500	579,390
Marvell Technology Inc	200,200	15,495,480
Micron Technology Inc	230,558	28,416,274
NVIDIA Corp	2,201,950	347,886,081
		515,111,661
Software - 9.2%
Cadence Design Systems Inc (c)	48,257	14,870,395
HubSpot Inc (c)	12,896	7,178,300
Intuit Inc	2,800	2,205,364
Microsoft Corp	711,857	354,084,790
OpenAI Global LLC rights (c)(d)(e)	403,380	592,969
Oracle Corp	19,766	4,321,441
Palantir Technologies Inc Class A (c)	16,799	2,290,040
Servicenow Inc (c)	4,292	4,412,519
Synopsys Inc (c)	5,000	2,563,400
		392,519,218
Technology Hardware, Storage & Peripherals - 6.7%
Apple Inc	1,403,530	287,962,250
TOTAL INFORMATION TECHNOLOGY		1,296,391,664

Materials - 1.7%
Chemicals - 1.2%
Air Products and Chemicals Inc	19,500	5,500,170
Axalta Coating Systems Ltd (c)	61,500	1,825,935
Balchem Corp	12,500	1,990,000
Chemours Co/The	63,400	725,930
Corteva Inc	70,100	5,224,553
Dow Inc	18,200	481,936
Ecolab Inc	32,800	8,837,632
Element Solutions Inc	54,500	1,234,425
Linde PLC	40,400	18,954,872
Mosaic Co/The	117,100	4,271,808
Sherwin-Williams Co/The	9,700	3,330,592
		52,377,853
Construction Materials - 0.1%
Martin Marietta Materials Inc	7,700	4,226,992
Containers & Packaging - 0.1%
AptarGroup Inc	12,100	1,892,803
International Paper Co	75,500	3,535,665
		5,428,468
Metals & Mining - 0.3%
Freeport-McMoRan Inc	78,000	3,381,300
Newmont Corp	74,200	4,322,892
Nucor Corp	27,700	3,588,258
		11,292,450
TOTAL MATERIALS		73,325,763

Real Estate - 2.0%
Health Care REITs - 0.2%
Ventas Inc	157,800	9,965,070
Industrial REITs - 0.2%
Prologis Inc	82,685	8,691,847
Office REITs - 0.0%
Douglas Emmett Inc	78,700	1,183,648
Real Estate Management & Development - 0.2%
Jones Lang LaSalle Inc (c)	23,300	5,959,674
Zillow Group Inc Class C (c)	30,200	2,115,510
		8,075,184
Residential REITs - 0.3%
Camden Property Trust	66,700	7,516,423
Invitation Homes Inc	57,500	1,886,000
Sun Communities Inc	9,700	1,226,953
		10,629,376
Retail REITs - 0.2%
Federal Realty Investment Trust	33,800	3,210,662
Macerich Co/The	229,600	3,714,928
NNN REIT Inc	79,500	3,432,810
		10,358,400
Specialized REITs - 0.9%
American Tower Corp	66,700	14,742,034
Equinix Inc	14,450	11,494,542
Iron Mountain Inc	24,800	2,543,736
Public Storage Operating Co	24,500	7,188,790
		35,969,102
TOTAL REAL ESTATE		84,872,627

Utilities - 2.2%
Electric Utilities - 1.6%
Constellation Energy Corp	31,178	10,063,011
Duke Energy Corp	77,100	9,097,800
Entergy Corp	60,554	5,033,248
Evergy Inc	51,600	3,556,788
Exelon Corp	134,800	5,853,016
NextEra Energy Inc	187,065	12,986,052
NRG Energy Inc	23,682	3,802,856
PG&E Corp	239,157	3,333,849
PPL Corp	114,700	3,887,183
Southern Co/The	29,346	2,694,843
TXNM Energy Inc	20,700	1,165,824
Xcel Energy Inc	59,600	4,058,760
		65,533,230
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The	22,400	235,648
Vistra Corp	43,100	8,353,211
		8,588,859
Multi-Utilities - 0.4%
Ameren Corp	44,600	4,283,384
CenterPoint Energy Inc	113,300	4,162,642
NiSource Inc	77,900	3,142,486
Sempra	84,700	6,417,719
		18,006,231
TOTAL UTILITIES		92,128,320

TOTAL UNITED STATES		3,987,619,786
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (c)	157,600	2,799,592
TOTAL COMMON STOCKS (Cost $3,140,917,163)		4,223,131,333

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
CANADA - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium Inc/CA Series D-7 (d)(e)	261,343	151,579
Kardium Inc/CA Series D-7 (d)(e)	54,374	31,537

TOTAL CANADA		183,116
ISRAEL - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InSightec Ltd Series G (c)(d)(e)	894,646	688,877
UNITED STATES - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series C2 (d)(e)	5,369	442,996
Financials - 0.0%
Financial Services - 0.0%
Saluda Medical Inc Series E (c)(d)(e)	75,279	383,923
Health Care - 0.1%
Biotechnology - 0.0%
Endeavor BioMedicines Inc Series C (c)(d)(e)	100,705	492,447
Health Care Equipment & Supplies - 0.1%
Medical Microinstruments Inc/Italy Series C (c)(d)(e)	22,820	763,786
TOTAL HEALTH CARE		1,256,233

TOTAL UNITED STATES		2,083,152
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,374,974)		2,955,145

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium Inc/CA 10% 12/31/2026 (d)(e) (Cost $856,477)	856,477	1,103,159

U.S. Treasury Obligations - 0.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/31/2025	4.25	120,000	119,583
US Treasury Bills 0% 8/7/2025 (g)	4.27 to 4.32	2,880,000	2,867,418
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,987,087)			2,987,001

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.32	57,139,415	57,150,843
Fidelity Securities Lending Cash Central Fund (h)(i)	4.32	4,070,843	4,071,250
TOTAL MONEY MARKET FUNDS (Cost $61,222,093)			61,222,093

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $3,209,357,794)	4,291,398,731
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(14,498,253)
NET ASSETS - 100.0%	4,276,900,478

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME S&P 500 Index Contracts (United States)	98	Sep 2025	30,643,375	835,841	835,841

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,665,125 or 0.1% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,145,585.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Endeavor BioMedicines Inc Series C	4/22/24	657,060

InSightec Ltd Series G	6/17/24	794,267

Kardium Inc/CA 10% 12/31/2026	5/31/24 - 3/31/25	983,341

Kardium Inc/CA Series D-7	5/31/24 - 3/31/25	8,459

Medical Microinstruments Inc/Italy Series C	2/16/24	760,675

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/24	0

OpenAI Global LLC rights	9/30/24	403,380

Saluda Medical Inc Series E	4/06/23	607,788

Waymo LLC Series C2	10/18/24	419,863

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	52,432,813	842,024,550	837,306,519	1,301,489	-	(1)	57,150,843	57,139,415	0.1%
Fidelity Securities Lending Cash Central Fund	8,553,119	48,874,313	53,356,182	1,712	-	-	4,071,250	4,070,843	0.0%
Total	60,985,932	890,898,863	890,662,701	1,303,201	-	(1)	61,222,093

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	447,786,053	447,786,053	-	-
Consumer Discretionary	439,830,780	439,830,780	-	-
Consumer Staples	235,404,443	229,383,946	6,020,497	-
Energy	135,439,649	133,779,309	1,660,340	-
Financials	593,399,035	571,631,782	21,767,253	-
Health Care	386,841,142	386,827,290	-	13,852
Industrials	369,823,201	369,823,201	-	-
Information Technology	1,356,320,588	1,355,727,619	-	592,969
Materials	81,285,495	81,285,495	-	-
Real Estate	84,872,627	84,872,627	-	-
Utilities	92,128,320	92,128,320	-	-

Convertible Preferred Stocks
Consumer Discretionary	442,996	-	-	442,996
Financials	383,923	-	-	383,923
Health Care	2,128,226	-	-	2,128,226

Preferred Securities
Health Care	1,103,159	-	-	1,103,159

U.S. Treasury Obligations	2,987,001	-	2,987,001	-

Money Market Funds	61,222,093	61,222,093	-	-
Total Investments in Securities:	4,291,398,731	4,254,298,515	32,435,091	4,665,125
Derivative Instruments:

Assets
Futures Contracts	835,841	835,841	-	-
Total Assets	835,841	835,841	-	-
Total Derivative Instruments:	835,841	835,841	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	835,841	0
Total Equity Risk	835,841	0
Total Value of Derivatives	835,841	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,061,428) - See accompanying schedule:
Unaffiliated issuers (cost $3,148,135,701)	$4,230,176,638
Fidelity Central Funds (cost $61,222,093)	61,222,093

Total Investment in Securities (cost $3,209,357,794)		$4,291,398,731
Cash		74,855
Foreign currency held at value (cost $19,828)		19,829
Receivable for investments sold		2,029,708
Receivable for fund shares sold		379,813
Dividends receivable		2,668,597
Interest receivable		24,588
Distributions receivable from Fidelity Central Funds		171,622
Receivable for daily variation margin on futures contracts		147,000
Other receivables		2,205
Total assets		4,296,916,948
Liabilities
Payable for investments purchased	$3,535,365
Payable for fund shares redeemed	10,538,202
Accrued management fee	1,788,329
Distribution and service plan fees payable	36
Other payables and accrued expenses	83,288
Collateral on securities loaned	4,071,250
Total liabilities		20,016,470
Net Assets		$4,276,900,478
Net Assets consist of:
Paid in capital		$3,422,682,499
Total accumulated earnings (loss)		854,217,979
Net Assets		$4,276,900,478

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($127,447 ÷ 10,000 shares)		$12.74
Service Class :
Net Asset Value, offering price and redemption price per share ($127,355 ÷ 10,000 shares)		$12.74
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($127,229 ÷ 10,000 shares)		$12.72
Investor Class :
Net Asset Value, offering price and redemption price per share ($4,276,518,447 ÷ 335,526,313 shares)		$12.75
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends		$23,772,051
Interest		64,575
Income from Fidelity Central Funds (including $1,712 from security lending)		1,303,201
Total income		25,139,827
Expenses
Management fee
Basic fee	$12,837,194
Performance adjustment	(2,528,206)
Distribution and service plan fees	209
Custodian fees and expenses	93,050
Independent trustees' fees and expenses	7,996
Audit fees	30,698
Legal	3,570
Miscellaneous	10,611
Total expenses		10,455,122
Net Investment income (loss)		14,684,705
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	64,159,318
Foreign currency transactions	(20,205)
Futures contracts	(73,444)
Total net realized gain (loss)		64,065,669
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	100,855,030
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	18,995
Futures contracts	1,020,382
Total change in net unrealized appreciation (depreciation)		101,894,406
Net gain (loss)		165,960,075
Net increase (decrease) in net assets resulting from operations		$180,644,780
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,684,705	$34,407,640
Net realized gain (loss)	64,065,669	277,312,887
Change in net unrealized appreciation (depreciation)	101,894,406	528,964,214
Net increase (decrease) in net assets resulting from operations	180,644,780	840,684,741
Distributions to shareholders	-	(31,472,063)

Share transactions - net increase (decrease)	(304,281,295)	(807,946,151)
Total increase (decrease) in net assets	(123,636,515)	1,266,527

Net Assets
Beginning of period	4,400,536,993	4,399,270,466
End of period	$4,276,900,478	$4,400,536,993

Financial Highlights
VIP Stock Selector Portfolio Initial Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$12.19	$10.26	$8.12	$10.16	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.09	.07	.05	.01
Net realized and unrealized gain (loss)	.50	1.94	2.14	(2.02)	.16
Total from investment operations	.55	2.03	2.21	(1.97)	.17
Distributions from net investment income	-	(.10)	(.07)	(.07)	(.01)
Total distributions	-	(.10)	(.07)	(.07)	(.01)
Net asset value, end of period	$12.74	$12.19	$10.26	$8.12	$10.16
Total Return D,E,F	4.51%	19.70%	27.23%	(19.42)%	1.73%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.44% I	.51%	.60%	.61%	.61% I,J
Expenses net of fee waivers, if any	.44 % I	.50%	.59%	.61%	.61% I,J
Expenses net of all reductions, if any	.44% I	.50%	.59%	.61%	.61% I,J
Net investment income (loss)	.80% I	.81%	.74%	.63%	.52% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$127	$122	$103	$81	$102
Portfolio turnover rate K	70 % I	51%	39%	29%	159% L,M

AFor the period October 21, 2021 (commencement of operations) through December 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
VIP Stock Selector Portfolio Service Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$12.19	$10.26	$8.12	$10.16	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.08	.06	.05	.01
Net realized and unrealized gain (loss)	.51	1.94	2.14	(2.03)	.16
Total from investment operations	.55	2.02	2.20	(1.98)	.17
Distributions from net investment income	-	(.09)	(.06)	(.06)	(.01)
Total distributions	-	(.09)	(.06)	(.06)	(.01)
Net asset value, end of period	$12.74	$12.19	$10.26	$8.12	$10.16
Total Return D,E,F	4.51%	19.60%	27.12%	(19.51)%	1.71%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.54% I	.61%	.70%	.71%	.71% I,J
Expenses net of fee waivers, if any	.54 % I	.61%	.69%	.71%	.71% I,J
Expenses net of all reductions, if any	.54% I	.61%	.69%	.71%	.71% I,J
Net investment income (loss)	.70% I	.71%	.64%	.53%	.41% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$127	$122	$103	$81	$102
Portfolio turnover rate K	70 % I	51%	39%	29%	159% L,M

AFor the period October 21, 2021 (commencement of operations) through December 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
VIP Stock Selector Portfolio Service Class 2

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$12.19	$10.26	$8.12	$10.16	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.06	.05	.03	.01
Net realized and unrealized gain (loss)	.50	1.94	2.14	(2.02)	.16
Total from investment operations	.53	2.00	2.19	(1.99)	.17
Distributions from net investment income	-	(.07)	(.05)	(.05)	(.01)
Total distributions	-	(.07)	(.05)	(.05)	(.01)
Net asset value, end of period	$12.72	$12.19	$10.26	$8.12	$10.16
Total Return D,E,F	4.35%	19.44%	26.95%	(19.63)%	1.68%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.69% I	.76%	.85%	.86%	.86% I,J
Expenses net of fee waivers, if any	.69 % I	.76%	.84%	.86%	.86% I,J
Expenses net of all reductions, if any	.69% I	.76%	.84%	.86%	.86% I,J
Net investment income (loss)	.55% I	.56%	.49%	.38%	.26% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$127	$122	$103	$81	$102
Portfolio turnover rate K	70 % I	51%	39%	29%	159% L,M

AFor the period October 21, 2021 (commencement of operations) through December 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
VIP Stock Selector Portfolio Investor Class

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$12.20	$10.26	$8.12	$10.16	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.08	.06	.05	.01
Net realized and unrealized gain (loss)	.51	1.94	2.14	(2.03)	.16
Total from investment operations	.55	2.02	2.20	(1.98)	.17
Distributions from net investment income	-	(.08)	(.06)	(.06)	(.01)
Total distributions	-	(.08)	(.06)	(.06)	(.01)
Net asset value, end of period	$12.75	$12.20	$10.26	$8.12	$10.16
Total Return D,E,F	4.51%	19.68%	27.15%	(19.51)%	1.72%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.52% I	.58%	.67%	.68%	.68% I,J
Expenses net of fee waivers, if any	.52 % I	.58%	.67%	.68%	.68% I,J
Expenses net of all reductions, if any	.52% I	.58%	.67%	.68%	.68% I,J
Net investment income (loss)	.73% I	.74%	.67%	.56%	.44% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$4,276,518	$4,400,171	$4,398,963	$3,961,826	$6,092,940
Portfolio turnover rate K	70 % I	51%	39%	29%	159% L,M

AFor the period October 21, 2021 (commencement of operations) through December 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
VIP Stock Selector Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to certain corporate actions, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,172,742,132
Gross unrealized depreciation	(116,250,530)
Net unrealized appreciation (depreciation)	$1,056,491,602
Tax cost	$3,235,742,970

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(283,688,122)
Total capital loss carryforward	$(283,688,122)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Stock Selector Portfolio	1,417,712,353	1,540,639,288
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.65

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.56
Service Class	.56
Service Class 2.56
Investor Class	.63

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below effective January 1, 2025 (MSCI U.S. Investable Market 2500 Index prior to January 1, 2025). Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
VIP Stock Selector Portfolio	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Investor Class. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.12)%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$60
Service Class 2	149
$209

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Stock Selector Portfolio	40,337

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Stock Selector Portfolio	77,201,499	64,587,715	3,031,628
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Stock Selector Portfolio	3,483
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Stock Selector Portfolio	164	-	-
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Stock Selector Portfolio
Distributions to shareholders
Initial Class	$-	$960
Service Class	-	850
Service Class 2	-	680
Investor Class	-	31,469,573
Total	$-	$31,472,063
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
VIP Stock Selector Portfolio
Investor Class
Shares sold	16,290,060	41,475,346	$197,829,603	$466,332,912
Reinvestment of distributions	-	2,458,560	-	31,469,573
Shares redeemed	(41,418,802)	(112,019,817)	(502,110,898)	(1,305,748,636)
Net increase (decrease)	(25,128,742)	(68,085,911)	$(304,281,295)	$(807,946,151)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio	VIP FundsManager 70% Portfolio
VIP Stock Selector Portfolio	21%	48%	19%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
VIP Stock Selector Portfolio	100%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Stock Selector Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Initial Class, the Board considered the effective management fee rate for Initial Class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of Initial Class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection its consideration of the fund's performance adjustment, the Board noted that the performance of Investor Class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of Investor Class as the basis for the performance adjustment. The Board noted that Investor Class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the management fee of each class of the fund, including the use of Investor Class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and each Fidelity fund, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9904321.103
VSACI-SANN-0825

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2025